UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5514

                      (Investment Company Act File Number)


                               MTB Group of Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           C. Grant Anderson, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  4/30/07


                Date of Reporting Period:  Quarter ended 7/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




MTB BALANCED FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                           COMMON STOCKS--72.2%
                           AEROSPACE & DEFENSE--0.6%
                 4,300     United Technologies Corp.                                                                    $    267,417
                           AIR FREIGHT & LOGISTICS--0.7%
                 5,000     United Parcel Service, Inc.                                                                       344,550
                           BEVERAGES--2.9%
                10,000     Coca-Cola Co.                                                                                     445,000
                14,000     PepsiCo, Inc.                                                                                     887,320
                              TOTAL BEVERAGES                                                                              1,332,320
                           BIOTECHNOLOGY--2.8%
                13,500   1 Amgen, Inc.                                                                                       941,490
                 1,500   1 Genzyme Corp.                                                                                     102,420
                 4,000   1 Gilead Sciences, Inc.                                                                             245,920
                              TOTAL BIOTECHNOLOGY                                                                          1,289,830
                           CAPITAL MARKETS--1.6%
                 4,200     Lehman Brothers Holdings, Inc.                                                                    272,790
                 7,300     Morgan Stanley                                                                                    485,450
                              TOTAL CAPITAL MARKETS                                                                          758,240
                           COMMERCIAL BANKS--1.4%
                 9,000     Bank of America Corp.                                                                             463,770
                 2,200     Zions Bancorp                                                                                     180,708
                              TOTAL COMMERCIAL BANKS                                                                         644,478
                           COMMUNICATIONS EQUIPMENT--3.9%
                36,000   1 Cisco Systems, Inc.                                                                               642,600
                19,000   1 Corning, Inc.                                                                                     362,330
                12,000     Motorola, Inc.                                                                                    273,120
                14,500     Qualcomm, Inc.                                                                                    511,270
                              TOTAL COMMUNICATIONS EQUIPMENT                                                               1,789,320
                           COMPUTERS & PERIPHERALS--3.8%
                 3,000   1 Apple Computer, Inc.                                                                              203,880
                13,000   1 Dell, Inc.                                                                                        281,840
                33,000   1 EMC Corp. Mass                                                                                    334,950
                 9,000     IBM Corp.                                                                                         696,690
                10,000   1 Seagate Technology Holdings                                                                       232,000
                              TOTAL COMPUTERS & PERIPHERALS                                                                1,749,360
                           CONSTRUCTION & ENGINEERING--0.6%
                 7,000     Chicago Bridge & Iron Co., N.V.                                                                   169,820
                 3,200   1 Foster Wheeler Ltd.                                                                               122,048
                              TOTAL CONSTRUCTION & ENGINEERING                                                               291,868
                           CONSUMER FINANCE--1.3%
                 6,500     American Express Co.                                                                              338,390
                 3,500     Capital One Financial Corp.                                                                       270,725
                              TOTAL CONSUMER FINANCE                                                                         609,115
                           DIVERSIFIED FINANCIAL SERVICES--0.4%
                 3,400     Moody's Corp.                                                                                     186,592
                           ELECTRICAL EQUIPMENT--0.7%
                 5,500     Rockwell Automation, Inc.                                                                         340,890
                           ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
                 9,000     Jabil Circuit, Inc.                                                                               207,900
                           ENERGY EQUIPMENT & SERVICES--2.7%
                 8,000     ENSCO International, Inc.                                                                         369,760
                 7,400   1 Nabors Industries Ltd.                                                                            261,368
                 5,700     Schlumberger Ltd.                                                                                 381,045
                 5,300   1 Weatherford International Ltd.                                                                    248,252
                              TOTAL ENERGY EQUIPMENT & SERVICES                                                            1,260,425
                           FOOD & STAPLES RETAILING--2.4%
                15,000     Sysco Corp.                                                                                       414,000
                15,500     Wal-Mart Stores, Inc.                                                                             689,750
                              TOTAL FOOD & STAPLES RETAILING                                                               1,103,750
                           HEALTH CARE EQUIPMENT & SUPPLIES--2.7%
                 4,600     Dentsply International, Inc.                                                                      143,980
                 3,800   1 Kinetic Concepts, Inc.                                                                            169,328
                 3,500     Medtronic, Inc.                                                                                   176,820
                 8,000     Mentor Corp.                                                                                      355,680
                 6,000   1 Zimmer Holdings, Inc.                                                                             379,440
                              TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                       1,225,248
                           HEALTH CARE PROVIDERS & SERVICES--3.2%
                 8,017     Caremark Rx, Inc.                                                                                 423,298
                 4,200   1 Cerner Corp.                                                                                      170,016
                 4,200   1 Express Scripts, Inc., Class A                                                                    323,526
                 6,000   1 Health Net, Inc.                                                                                  251,820
                 6,750     UnitedHealth Group, Inc.                                                                          322,852
                              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                       1,491,512
                           HOTELS, RESTAURANTS & LEISURE--0.6%
                 5,000     Hilton Hotels Corp.                                                                               119,650
                 4,000   1 Starbucks Corp.                                                                                   137,040
                              TOTAL HOTELS, RESTAURANTS & LEISURE                                                            256,690
                           HOUSEHOLD PRODUCTS--3.2%
                 2,800     Colgate-Palmolive Co.                                                                             166,096
                23,000     Procter & Gamble Co.                                                                            1,292,600
                              TOTAL HOUSEHOLD PRODUCTS                                                                     1,458,696
                           INDUSTRIAL CONGLOMERATES--2.6%
                 2,400     3M Co.                                                                                            168,960
                31,000     General Electric Co.                                                                            1,013,390
                              TOTAL INDUSTRIAL CONGLOMERATES                                                               1,182,350
                           INSURANCE--2.2%
                11,000     American International Group, Inc.                                                                667,370
                 6,000     Lincoln National Corp.                                                                            340,080
                              TOTAL INSURANCE                                                                              1,007,450
                           INTERNET SOFTWARE & SERVICES--1.4%
                 1,400   1 Google Inc.                                                                                       541,240
                 3,500   1 Yahoo, Inc.                                                                                        94,990
                              TOTAL INTERNET SOFTWARE & SERVICES                                                             636,230
                           INTERNET & CATALOG RETAIL--0.4%
                 7,000   1 eBay, Inc.                                                                                        168,490
                           MACHINERY--1.3%
                 3,000     Caterpillar, Inc.                                                                                 212,610
                 3,500     Graco, Inc.                                                                                       137,515
                 6,500     Joy Global, Inc.                                                                                  243,880
                              TOTAL MACHINERY                                                                                594,005
                           MEDIA--0.7%
                 9,200     News Corp., Inc.                                                                                  177,008
                 8,000     Time Warner, Inc.                                                                                 132,000
                              TOTAL MEDIA                                                                                    309,008
                           METALS & MINING--0.7%
                 7,600   1 Companhia Vale Do Rio Doce, ADR                                                                   176,320
                 5,000     Fording Canadian Coal Trust                                                                       144,000
                              TOTAL METALS & MINING                                                                          320,320
                           MULTILINE RETAIL--1.5%
                 2,000   1 Kohl's Corp.                                                                                      113,260
                 1,000   1 Sears Holdings Corp.                                                                              137,250
                 9,500     Target Corp.                                                                                      436,240
                              TOTAL MULTILINE RETAIL                                                                         686,750
                           OIL, GAS & CONSUMABLE FUELS--6.7%
                 6,700     Chevron Corp.                                                                                     440,726
                 4,500     ConocoPhillips                                                                                    308,880
                 3,000     EOG Resources, Inc.                                                                               222,450
                26,000     ExxonMobil Corp.                                                                                1,761,240
                 2,800     Peabody Energy Corp.                                                                              139,720
                 4,500     XTO Energy, Inc.                                                                                  211,455
                              TOTAL OIL, GAS & CONSUMABLE FUELS                                                            3,084,471
                           PERSONAL PRODUCTS--0.4%
                 5,500     Estee Lauder Cos., Inc., Class A                                                                  205,260
                           PHARMACEUTICALS--7.1%
                 6,000     Abbott Laboratories                                                                               286,620
                 5,500     Eli Lilly & Co.                                                                                   312,235
                17,000     Johnson & Johnson                                                                               1,063,350
                 5,000     Novartis AG, ADR                                                                                  281,100
                40,000     Pfizer, Inc.                                                                                    1,039,600
                 6,000     Wyeth                                                                                             290,820
                              TOTAL PHARMACEUTICALS                                                                        3,273,725
                           SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.7%
                11,000   1 Advanced Micro Devices, Inc.                                                                      213,290
                17,000     Intel Corp.                                                                                       306,000
                 9,000     Texas Instruments, Inc.                                                                           268,020
                              TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                                       787,310
                           SOFTWARE--3.9%
                 3,400   1 Autodesk, Inc.                                                                                    115,974
                 6,000   1 Electronic Arts, Inc.                                                                             282,660
                47,500     Microsoft Corp.                                                                                 1,141,425
                 6,000     SAP AG, ADR                                                                                       273,780
                              TOTAL SOFTWARE                                                                               1,813,839
                           SPECIALTY RETAIL--2.7%
                 3,700   1 Bed Bath & Beyond, Inc.                                                                           123,876
                 3,800     Best Buy Co., Inc.                                                                                172,292
                17,000     Home Depot, Inc.                                                                                  590,070
                 8,000     Lowe's Cos., Inc.                                                                                 226,800
                 5,000     Staples, Inc.                                                                                     108,100
                              TOTAL SPECIALTY RETAIL                                                                       1,221,138
                           TEXTILES, APPAREL & LUXURY GOODS--0.9%
                 6,300   1 Coach, Inc.                                                                                       180,873
                 3,000     Nike, Inc., Class B                                                                               237,000
                              TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                         417,873
                           THRIFTS & MORTGAGE FINANCE--0.4%
                 3,200     Federal Home Loan Mortgage Corp.                                                                  185,152
                           TOBACCO--1.6%
                 9,500     Altria Group, Inc.                                                                                759,715
                              TOTAL COMMON STOCKS (IDENTIFIED COST $30,324,840)                                           33,261,287
                           COLLATERALIZED MORTGAGE OBLIGATIONS--2.3%
                           FEDERAL HOME LOAN MORTGAGE CORPORATION--0.6%
  $            300,517     (Series 2617), Class GW, 3.50%, 6/15/2016                                                         290,574
                           FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.0%
                 8,155     (Series 1998-23), Class C, 9.75%, 9/25/2018                                                         8,726
                           WHOLE LOAN--1.7%
               339,145     Bank of America Mortgage Securities 2003-2, Class 2A1, 3.569%, 2/25/2034                          329,034
               136,556     Indymac INDA Mortgage Loan Trust 2005-AR1, Class 2A1, 5.108%, 11/25/2035                          133,582
               318,434     Morgan Stanley Mortgage Loan Trust (Series 2004-1) Class 1A8, Class 1A8, 4.75%,                   309,860
                           11/25/2018
                              TOTAL WHOLE LOAN                                                                               772,476
                              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                    1,071,776
                              (IDENTIFIED COST $1,116,821)
                           CORPORATE BONDS--12.2%
                           AUTOMOBILES--0.9%
               400,000     DaimlerChrysler North America Holding Corp., (Series MTND), 5.78%, 9/10/2007                      401,272
                           BANKS--3.0%
               500,000 2,3 Bank of New York Institutional Capital Trust, Company Guarantee, 7.78%, 12/1/2026                 522,980
               500,000     Mellon Capital II, Company Guarantee, (Series B), 7.995%, 1/15/2027                               525,169
               170,000     BankBoston Capital Trust III, Company Guarantee, 6.079%, 6/15/2027                                168,486
               152,000     Suntrust Capital III, Company Guarantee, 5.979%, 3/15/2028                                        150,617
                              TOTAL BANKS                                                                                  1,367,252
                           CABLE TV--0.3%
                95,000     Comcast Cable Communications Holdings, Company Guarantee, 9.455%, 11/15/2022                      119,673
                           CAPITAL MARKETS--0.7%
               125,000     Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034                                           119,980
               215,000     Morgan Stanley, Note, 4.00%, 1/15/2010                                                            204,889
                              TOTAL CAPITAL MARKETS                                                                          324,869
                           DIVERSIFIED FINANCIAL SERVICES--1.8%
               250,000     Citicorp Capital I, Company Guarantee, 7.933%, 2/15/2027                                          262,614
               300,000     Citigroup, Inc., 6.50%, 1/18/2011                                                                 312,603
               250,000     J.P. Morgan Chase & Co., Unsecd. Note, 6.449%, 9/30/2034                                          252,551
                              TOTAL DIVERSIFIED FINANCIAL SERVICES                                                           827,768
                           ELECTRIC UTILITIES--0.8%
               400,000     Alabama Power Co., Sr. Note, (Series S), 5.875%, 12/1/2022                                        391,986
                           FOOD & STAPLES RETAILING--0.6%
               300,000     Sysco Corp., Sr. Note, 5.375%, 9/21/2035                                                          275,633
                           FOOD PRODUCTS--0.4%
               200,000     Archer-Daniels-Midland Co., 5.935%, 10/1/2032                                                     196,015
                           HOTELS, RESTAURANTS & LEISURE--0.5%
               225,000     Yum! Brands, Inc., Sr. Note, 7.70%, 7/1/2012                                                      244,619
                           IT SERVICES--0.5%
               250,000     Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016                                          229,375
                           OIL, GAS & CONSUMABLE FUELS--0.8%
               225,000     Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                              218,250
               150,000     Devon Financing Corp., 7.875%, 9/30/2031                                                          175,150
                              TOTAL OIL, GAS & CONSUMABLE FUELS                                                              393,400
                           UTILITIES--0.3%
               125,000     Pacific Gas & Electric Co., 6.05%, 3/1/2034                                                       121,460
                           WIRELESS TELECOMMUNICATION SERVICES--1.6%
               500,000     American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012                                        503,750
               250,000     Nextel Communications, Inc., Sr. Note, (Series F), 5.95%, 3/15/2014                               243,229
                              TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                      746,979
                              TOTAL CORPORATE BONDS (IDENTIFIED COST $5,651,687)                                           5,640,301
                           GOVERNMENT AGENCIES--2.2%
                           FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.2%
               500,000     Note, 5.50%, 3/15/2011                                                                            505,322
               500,000     Sub. Note, 4.00%, 9/2/2008                                                                        486,526
                              TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $1,009,472)                                         991,848
                           MORTGAGE BACKED SECURITIES--10.3%
                           FEDERAL HOME LOAN MORTGAGE CORPORATION--5.1%
               360,848     Pool A15865, 5.50%, 11/1/2033                                                                     352,135
               490,975     Pool A19412, 5.00%, 3/1/2034                                                                      465,716
               806,409     Pool A26407, 6.00%, 9/1/2034                                                                      804,166
               746,256     Pool A46082, 5.00%, 7/1/2035                                                                      706,230
                 7,262     Pool C00478, 8.50%, 9/1/2026                                                                        7,690
                42,178     Pool E46188, 6.50%, 4/1/2008                                                                       42,285
                              TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                 2,378,222
                           FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.9%
                 2,677     Pool 124221, 7.00%, 2/1/2007                                                                        2,687
                26,297     Pool 527006, 7.50%, 1/1/2030                                                                       27,185
                51,956     Pool 533246, 7.50%, 4/1/2030                                                                       53,793
               744,975     Pool 797152, 5.00%, 11/1/2019                                                                     724,807
                15,236     Pool 8245, 8.00%, 12/1/2008                                                                        15,318
               992,550     Pool 868574, 5.50%, 4/1/2036                                                                      964,241
                              TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                  1,788,031
                           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.3%
               137,898     Pool 354677, 7.50%, 10/15/2023                                                                    144,362
                49,230     Pool 354713, 7.50%, 12/15/2023                                                                     51,538
               163,995     Pool 354765, 7.00%, 2/15/2024                                                                     170,461
               108,984     Pool 354827, 7.00%, 5/15/2024                                                                     113,282
               105,996     Pool 385623, 7.00%, 5/15/2024                                                                     110,176
                              TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                 589,819
                              TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $4,835,201)                                4,756,072
                           U.S. TREASURY--0.6%
                           U.S. TREASURY BOND--0.3%
               123,000     5.375%, 2/15/2031                                                                                 127,286
                           U.S. TREASURY NOTES--0.3%
                40,000     4.00%, 2/15/2014                                                                                   37,637
               100,000     4.50%, 11/15/2015                                                                                  96,500
                              TOTAL U.S. TREASURY NOTES                                                                      134,137
                              TOTAL U.S. TREASURY (IDENTIFIED COST $272,853)                                                 261,423
                           MUTUAL FUNDS--0.6%
               271,748   4 MTB Prime Money Market Fund, Corporate Shares                                                     271,748
                   516     SSgA Money Market Fund                                                                                516
                              TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                                        272,264
                              TOTAL INVESTMENTS-100.4%                                                                  $ 46,254,971
                              (IDENTIFIED COST $43,483,138)5
                              OTHER ASSETS AND LIABILITIES-NET-(0.4)%                                                   $  (188,702)
                              TOTAL NET ASSETS-100%                                                                     $ 46,066,269


1    Non-income producing security.

2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, this restricted security amounted to $522,980, which represented 1.1% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, this liquid restricted security amounted to $522,980, which represented 1.1% of total net assets.

4    Affiliated company.

5 At July 31, 2006, the cost of investments for federal tax purposes was $43,483,138. The net unrealized appreciation of investments for federal tax purposes was $2,771,833. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,558,122 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,786,289.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATIONS - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt





MTB EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

 SHARES        DESCRIPTION                                                                  VALUE
               COMMON STOCKS-99.3%
               AEROSPACE & DEFENSE--2.1%
    29,300     Honeywell International, Inc.                                         $  1,133,910
               AIR FREIGHT & LOGISTICS--1.2%
     9,700     United Parcel Service, Inc.                                                668,427
               BEVERAGES--3.2%
    18,400     Coca-Cola Co.                                                              818,800
    13,100     Molson Coors Brewing Co., Class B                                          935,995
                   TOTAL BEVERAGES                                                      1,754,795
               CAPITAL MARKETS--0.9%
     9,100     Edwards(AG), Inc.                                                          491,036
               CHEMICALS--9.7%
    46,450     Chemtura Corp.                                                             399,935
    26,100     Dow Chemical Co.                                                           902,538
    28,200     Du Pont (E.I.) de Nemours & Co.                                          1,118,412
    15,400     International Flavors & Fragrances, Inc.                                   569,800
    14,700     Lubrizol Corp.                                                             628,719
    24,400     Lyondell Chemical Co.                                                      543,388
    29,900     RPM, Inc.                                                                  560,326
    20,200     Valspar Corp.                                                              497,526
                   TOTAL CHEMICALS                                                      5,220,644
               COMMERCIAL BANKS--8.8%
    29,000     Amsouth Bancorporation                                                     831,140
    12,800     First Horizon National Corp.                                               536,320
    45,000     Huntington Bancshares, Inc.                                              1,095,750
    25,356     South Financial Group, Inc.                                                685,119
    13,900     SunTrust Banks, Inc.                                                     1,096,293
    16,900     U.S. Bancorp                                                               540,800
                   TOTAL COMMERCIAL BANKS                                               4,785,422
               COMMERCIAL SERVICES & SUPPLIES--2.7%
    12,400     Avery Dennison Corp.                                                       727,012
    25,800     Donnelley (R.R.) & Sons Co.                                                753,102
                   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,480,114
               COMPUTERS & PERIPHERALS--1.1%
    14,600     Diebold, Inc.                                                              589,840
               CONTAINERS & PACKAGING--2.4%
    18,000     Bemis Co., Inc.                                                            552,600
    31,900     Packaging Corp. of America                                                 731,467
                   TOTAL CONTAINERS & PACKAGING                                         1,284,067
               DIVERSIFIED CONSUMER SERVICES--1.8%
    23,700     Block (H&R), Inc.                                                          539,175
    42,400     ServiceMaster Co.                                                          436,296
                   TOTAL DIVERSIFIED CONSUMER SERVICES                                    975,471
               DIVERSIFIED FINANCIAL SERVICES--1.0%
    10,500     Bank of America Corp.                                                      541,065
               DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
    12,400     BellSouth Corp.                                                            485,708
    55,600     Citizens Communications Co., Class B                                       713,348
    46,492     Windstream Corp.                                                           582,542
                   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         1,781,598
               ELECTRIC UTILITIES--4.3%
     5,600     Entergy Corp.                                                              431,760
    20,800     FPL Group, Inc.                                                            897,312
    44,100     Northeast Utilities Co.                                                    987,840
                   TOTAL ELECTRIC UTILITIES                                             2,316,912
               ELECTRICAL EQUIPMENT--1.7%
    53,900     American Power Conversion Corp.                                            909,832
               FOOD PRODUCTS--2.4%
    24,100     ConAgra, Inc.                                                              518,150
    14,600     Hershey Foods Corp.                                                        802,562
                   TOTAL FOOD PRODUCTS                                                  1,320,712
               GAS UTILITIES--0.4%
     7,500     Atmos Energy Corp.                                                         215,775
               HOUSEHOLD DURABLES--0.2%
     2,500     Philips Electronics NV, ADR                                                 82,325
               HOUSEHOLD PRODUCTS--1.6%
    14,100     Kimberly-Clark Corp.                                                       860,805
               IT SERVICES--1.2%
    32,500     Sabre Group Holdings, Inc.                                                 672,750
               INDUSTRIAL CONGLOMERATES--4.0%
    12,200     3M Co.                                                                     858,880
    40,400     General Electric Co.                                                     1,320,676
                   TOTAL INDUSTRIAL CONGLOMERATES                                       2,179,556
               INSURANCE--2.4%
    22,800     Aspen Insurance Holdings Ltd.                                              538,080
     8,400     PartnerRe Ltd.                                                             521,892
     4,400     RenaissanceRe Holdings Ltd.                                                227,964
                   TOTAL INSURANCE                                                      1,287,936
               LEISURE EQUIPMENT & PRODUCTS--2.6%
    49,900     Hasbro, Inc.                                                               933,130
    12,200     Polaris Industries, Inc., Class A                                          466,284
                   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   1,399,414
               MEDIA--1.3%
    20,800     Dow Jones & Co.                                                            728,832
               MULTI-UTILITIES--5.6%
     5,300     Ameren Corp.                                                               272,950
     6,000     Consolidated Edison Co.                                                    281,220
     9,800     Dominion Resources, Inc.                                                   769,104
    18,000     NSTAR                                                                      561,060
    23,500     NiSource, Inc.                                                             534,625
     7,000     SCANA Corp.                                                                279,930
    19,900     TECO Energy, Inc.                                                          317,206
                   TOTAL MULTI-UTILITIES                                                3,016,095
               OIL, GAS & CONSUMABLE FUELS--7.3%
    16,300     Chevron Corp.                                                            1,072,214
    16,700     ConocoPhillips                                                           1,146,288
    15,900     ExxonMobil Corp.                                                         1,077,066
     7,200     Marathon Oil Corp.                                                         652,608
                   TOTAL OIL, GAS & CONSUMABLE FUELS                                    3,948,176
               PAPER & FOREST PRODUCTS--4.3%
    28,100     Bowater, Inc.                                                              569,868
    30,100     International Paper Co.                                                  1,033,333
    26,800     MeadWestvaco Corp.                                                         700,016
                   TOTAL PAPER & FOREST PRODUCTS                                        2,303,217
               PHARMACEUTICALS--8.4%
    16,300     Abbott Laboratories                                                        778,651
    15,900     Johnson & Johnson                                                          994,545
    15,100     Lilly (Eli) & Co.                                                          857,227
    38,800     Pfizer, Inc.                                                             1,008,412
    18,100     Wyeth                                                                      877,307
                   TOTAL PHARMACEUTICALS                                                4,516,142
               REAL ESTATE INVESTMENT TRUSTS--1.1%
    44,500     Annaly Mortgage Management, Inc.                                           570,045
               SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.7%
    16,900     Analog Devices, Inc.                                                       546,377
    53,400     Intel Corp.                                                                961,200
    15,600     Linear Technology Corp.                                                    504,660
                   TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                             2,012,237
               SPECIALTY RETAIL--2.5%
    48,600     Gap (The), Inc.                                                            843,210
    19,500     Limited Brands                                                             490,620
                   TOTAL SPECIALTY RETAIL                                               1,333,830
               THRIFTS & MORTGAGE FINANCE-4.3%
    16,600     Astoria Financial Corp.                                                    493,850
    46,200     New York Community Bancorp, Inc.                                           754,446
    24,400     Washington Mutual Bank                                                   1,090,680
                   TOTAL THRIFTS & MORTGAGE FINANCE                                     2,338,976
               WIRELESS TELECOMMUNICATION SERVICES--1.8%
     8,600     Alltel Corp.                                                               474,462
    24,062     Vodafone Group PLC, ADR                                                    521,664
                   TOTAL WIRELESS TELECOMMUNICATION SERVICES                              996,126
                   TOTAL COMMON STOCKS (IDENTIFIED COST $53,076,699)                   53,716,082
             1 MUTUAL FUND--1.9%
 1,022,055     MTB Prime Money Market Fund, Corporate Shares (AT NET ASSET VALUE)       1,022,055
                   TOTAL INVESTMENTS - 101.2%                                          54,738,137
                   (IDENTIFIED COST $54,098,754)2
                   OTHER ASSETS AND LIABILITIES - NET - (1.2)%                          (635,263)
                   TOTAL NET ASSETS - 100%                                           $ 54,102,874


1    Affiliated company.

2 At July 31, 2006, the cost of investments for federal tax purposes was $54,098,754. The net unrealized appreciation of investments for federal tax purposes was $639,383. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,268,153 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,628,770.

Note:The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt







MTB EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

 SHARES OR PRINCIPAL                                                                     VALUE
 AMOUNT
                         COMMON STOCKS-98.7%
                         AEROSPACE & DEFENSE--2.3%
               5,800     Boeing Co.                                               $    449,036
               2,900     General Dynamics Corp.                                        194,358
                 885     Goodrich (B.F.) Co.                                            35,727
               5,700     Honeywell International, Inc.                                 220,590
                 850     L-3 Communications Holdings, Inc.                              62,602
               2,500     Lockheed Martin Corp.                                         199,200
               2,400     Northrop Grumman Corp.                                        158,856
               3,230     Raytheon Co.                                                  145,576
               1,140     Rockwell Collins                                               60,842
               7,050     United Technologies Corp.                                     438,440
                            TOTAL AEROSPACE & DEFENSE                                1,965,227
                         AIR FREIGHT & LOGISTICS--1.0%
               2,017     FedEx Corp.                                                   211,200
                 470     Ryder System, Inc.                                             23,688
               8,200     United Parcel Service, Inc.                                   565,062
                            TOTAL AIR FREIGHT & LOGISTICS                              799,950
                         AIRLINES--0.1%
               5,259     Southwest Airlines Co.                                         94,609
                         AUTO COMPONENTS--0.1%
               1,345   1 Goodyear Tire & Rubber Co.                                     14,795
               1,440     Johnson Controls, Inc.                                        110,534
                            TOTAL AUTO COMPONENTS                                      125,329
                         AUTOMOBILES--0.4%
              14,000     Ford Motor Co.                                                 93,380
               4,095     General Motors Corp.                                          131,982
               2,000     Harley Davidson, Inc.                                         114,000
                            TOTAL AUTOMOBILES                                          339,362
                         BEVERAGES--2.1%
               5,425     Anheuser-Busch Cos., Inc.                                     261,214
                 600     Brown-Forman Corp., Class B                                    44,070
              13,800     Coca-Cola Co.                                                 614,100
               2,300     Coca-Cola Enterprises, Inc.                                    49,358
               1,500   1 Constellation Brands, Inc., Class A                            36,690
                 485     Molson Coors Brewing Co., Class B                              34,653
              11,400     PepsiCo, Inc.                                                 722,532
               1,100     The Pepsi Bottling Group, Inc.                                 36,575
                            TOTAL BEVERAGES                                          1,799,192
                         BIOTECHNOLOGY--1.3%
               8,072   1 Amgen, Inc.                                                   562,941
               1,540     Applera Corp.                                                  49,511
               2,350   1 Biogen Idec, Inc.                                              98,982
               1,800   1 Genzyme Corp.                                                 122,904
               3,200   1 Gilead Sciences, Inc.                                         196,736
               1,850   1 Medimmune, Inc.                                                46,953
                            TOTAL BIOTECHNOLOGY                                      1,078,027
                         BUILDING PRODUCTS--0.1%
               1,400     American Standard Cos.                                         54,082
               2,700     Masco Corp.                                                    72,171
                            TOTAL BUILDING PRODUCTS                                    126,253
                         CAPITAL MARKETS--3.4%
               1,860     Ameriprise Financial, Inc.                                     82,956
               5,485     Bank of New York Co., Inc.                                    184,351
                 900     Bear Stearns Cos., Inc.                                       127,683
               2,800   1 E*Trade Group, Inc.                                            65,268
                 800     Federated Investors, Inc.                                      24,808
               1,100     Franklin Resources, Inc.                                      100,595
               2,900     Goldman Sachs Group, Inc.                                     442,975
               1,700     Janus Capital Group, Inc.                                      27,523
                 900     Legg Mason, Inc.                                               75,123
               3,720     Lehman Brothers Holdings, Inc.                                241,614
               3,160     Mellon Financial Corp.                                        110,600
               6,570     Merrill Lynch & Co., Inc.                                     478,427
               6,575     Morgan Stanley                                                437,238
               1,470     Northern Trust Corp.                                           83,937
               7,800     Schwab (Charles) Corp.                                        123,864
               2,300     State Street Corp.                                            138,138
               2,000     T. Rowe Price Group, Inc.                                      82,620
                            TOTAL CAPITAL MARKETS                                    2,827,720
                         CHEMICALS--1.5%
               1,525     Air Products & Chemicals, Inc.                                 97,493
                 610     Ashland, Inc.                                                  40,571
               6,782     Dow Chemical Co.                                              234,522
               6,450     Du Pont (E.I.) de Nemours & Co.                               255,807
                 700     Eastman Chemical Co.                                           34,741
               1,390     Ecolab, Inc.                                                   59,867
                 800   1 Hercules, Inc.                                                 11,120
                 585     International Flavors & Fragrances, Inc.                       21,645
               3,800     Monsanto Co.                                                  163,362
               1,290     PPG Industries, Inc.                                           79,387
               2,310     Praxair, Inc.                                                 126,680
               1,150     Rohm & Haas Co.                                                53,038
                 550     Sigma-Aldrich Corp.                                            38,225
                            TOTAL CHEMICALS                                          1,216,458
                         COMMERCIAL BANKS--6.2%
               2,700     Amsouth Bancorporation                                         77,382
               3,535     BB&T Corp.                                                    148,435
              30,970     Bank of America Corp.                                       1,595,884
               1,232     Comerica, Inc.                                                 72,134
               1,400     Commerce Bancorp, Inc.                                         47,558
               1,000     Compass Bancshares, Inc.                                       58,940
               3,800     Fifth Third Bancorp                                           144,932
                 900     First Horizon National Corp.                                   37,710
               1,742     Huntington Bancshares, Inc.                                    42,418
               3,045     KeyCorp                                                       112,360
                 600     M & T Bank Corp.                                               73,152
               1,600     Marshall & Ilsley Corp.                                        75,152
               4,000     National City Corp.                                           144,000
               3,250     North Fork Bancorp, Inc.                                       92,072
               2,000     PNC Financial Services Group                                  141,680
               3,445     Regions Financial Corp.                                       125,019
               2,545     SunTrust Banks, Inc.                                          200,724
               2,592     Synovus Financial Corp.                                        73,250
              12,300     U.S. Bancorp                                                  393,600
              11,281     Wachovia Corp.                                                605,000
              12,100     Wells Fargo & Co.                                             875,314
                 800     Zions Bancorp                                                  65,712
                            TOTAL COMMERCIAL BANKS                                   5,202,428
                         COMMERCIAL SERVICES & SUPPLIES--0.7%
               1,600   1 Allied Waste Industries, Inc.                                  16,256
                 940     Avery Dennison Corp.                                           55,112
               6,850     Cendant Corp.                                                 102,818
               1,100     Cintas Corp.                                                   38,830
               1,605     Donnelley (R.R.) & Sons Co.                                    46,850
               1,025     Equifax, Inc.                                                  33,087
                 900   1 Monster Worldwide, Inc.                                        36,000
               1,780     Pitney Bowes, Inc.                                             73,550
               1,300     Robert Half International, Inc.                                42,068
               4,050     Waste Management, Inc.                                        139,239
                            TOTAL COMMERCIAL SERVICES & SUPPLIES                       583,810
                         COMMUNICATIONS EQUIPMENT--2.4%
               1,100   1 ADC Telecommunications, Inc.                                   13,453
               1,145   1 Andrew Corp.                                                    9,675
               3,225   1 Avaya, Inc.                                                    29,864
               4,800   1 CIENA Corp.                                                    17,424
              41,800   1 Cisco Systems, Inc.                                           746,130
               1,500   1 Comverse Technology, Inc.                                      29,070
              10,900   1 Corning, Inc.                                                 207,863
              12,500   1 JDS Uniphase Corp.                                             26,625
               3,300   1 Juniper Networks, Inc.                                         44,385
              32,711   1 Lucent Technologies, Inc.                                      69,674
              16,526     Motorola, Inc.                                                376,132
              12,500     Qualcomm, Inc.                                                440,750
               3,485   1 Tellabs, Inc.                                                  32,759
                            TOTAL COMMUNICATIONS EQUIPMENT                           2,043,804
                         COMPUTERS & PERIPHERALS--3.2%
               5,700   1 Apple Computer, Inc.                                          387,372
              15,925   1 Dell, Inc.                                                    345,254
              16,886   1 EMC Corp. Mass                                                171,393
                 284   1 Gateway, Inc.                                                     454
              19,750     Hewlett-Packard Co.                                           630,222
              10,000     IBM Corp.                                                     774,100
                 800   1 Lexmark International Group, Class A                           43,240
               1,300   1 NCR Corp.                                                      41,782
               2,350   1 Network Appliance, Inc.                                        69,772
               1,400   1 Qlogic Corp.                                                   24,486
               1,550   1 Sandisk Corp.                                                  72,323
               2,330   1 Seagate Technology, Inc., Rights                                    0
              25,900   1 Sun Microsystems, Inc.                                        112,665
                            TOTAL COMPUTERS & PERIPHERALS                            2,673,063
                         CONSTRUCTION & ENGINEERING--0.1%
                 600     Fluor Corp.                                                    52,698
                         CONSTRUCTION MATERIALS--0.1%
                 700     Vulcan Materials Co.                                           46,879
                         CONSUMER FINANCE--0.9%
               8,800     American Express Co.                                          458,128
               2,100     Capital One Financial Corp.                                   162,435
               3,000     SLM Corp.                                                     150,900
                            TOTAL CONSUMER FINANCE                                     771,463
                         CONTAINERS & PACKAGING--0.2%
                 860     Ball Corp.                                                     32,938
                 820     Bemis Co., Inc.                                                25,174
               1,165   1 Pactiv Corp.                                                   28,554
                 682     Sealed Air Corp.                                               32,218
                 900     Temple-Inland, Inc.                                            38,286
                            TOTAL CONTAINERS & PACKAGING                               157,170
                         DISTRIBUTORS--0.1%
               1,360     Genuine Parts Co.                                              56,630
                         DIVERSIFIED CONSUMER SERVICES--0.1%
               1,150   1 Apollo Group, Inc., Class A                                    54,418
               2,500     Block (H&R), Inc.                                              56,875
                            TOTAL DIVERSIFIED CONSUMER SERVICES                        111,293
                         DIVERSIFIED FINANCIAL SERVICES--3.4%
               1,500     CIT Group, Inc.                                                68,865
              33,630     Citigroup, Inc.                                             1,624,665
              24,132     J.P. Morgan Chase & Co.                                     1,100,902
               1,700     Moody's Corp.                                                  93,296
                            TOTAL DIVERSIFIED FINANCIAL SERVICES                     2,887,728
                         DIVERSIFIED TELECOMMUNICATION SERVICES--2.6%
              26,800     AT&T, Inc.                                                    803,732
              12,625     BellSouth Corp.                                               494,521
               1,000     CenturyTel, Inc.                                               38,570
               2,600     Citizens Communications Co., Class B                           33,358
               1,048   1 Embarq Corp.                                                   47,422
              10,554   1 Qwest Communications International, Inc.                       84,326
              20,100     Verizon Communications                                        679,782
               2,854     Windstream Corp.                                               35,756
                            TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES             2,217,467
                         ELECTRIC UTILITIES--1.6%
               1,200   1 Allegheny Energy, Inc.                                         49,260
               3,002     American Electric Power Co., Inc.                             108,432
               2,465     Edison International                                          102,002
               1,480     Entergy Corp.                                                 114,108
               4,732     Exelon Corp.                                                  273,983
               2,970     FPL Group, Inc.                                               128,126
               2,388     FirstEnergy Corp.                                             133,728
               2,930     PPL Corp.                                                      99,678
                 900     Pinnacle West Capital Corp.                                    38,709
                 825   1 Progress Energy, Inc.                                             243
               1,927     Progress Energy, Inc.                                          83,921
               5,310     Southern Co.                                                  179,372
                            TOTAL ELECTRIC UTILITIES                                 1,311,562
                         ELECTRICAL EQUIPMENT--0.5%
               1,300     American Power Conversion Corp.                                21,944
                 710     Cooper Industries Ltd., Class A                                61,174
               2,760     Emerson Electric Co.                                          217,819
               1,240     Rockwell Automation, Inc.                                      76,855
                            TOTAL ELECTRICAL EQUIPMENT                                 377,792
                         ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
               2,980   1 Agilent Technologies, Inc.                                     84,751
               1,300     Jabil Circuit, Inc.                                            30,030
               1,150     Molex, Inc.                                                    36,478
               4,000   1 Sanmina-SCI Corp.                                              13,840
               7,500   1 Solectron Corp.                                                22,650
               1,900     Symbol Technologies, Inc.                                      20,995
                 600     Tektronix, Inc.                                                16,362
                            TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                   225,106
                         ENERGY EQUIPMENT & SERVICES--1.9%
               2,450     BJ Services Co.                                                88,861
               2,395     Baker Hughes, Inc.                                            191,480
               7,200     Halliburton Co.                                               240,192
               2,400   1 Nabors Industries Ltd.                                         84,768
               1,275   1 National-Oilwell, Inc.                                         85,476
                 950     Noble Corp.                                                    68,163
                 860     Rowan Cos., Inc.                                               29,128
               8,130     Schlumberger Ltd.                                             543,491
               2,300   1 Transocean Sedco Forex, Inc.                                  177,629
               2,500   1 Weatherford International Ltd.                                117,100
                            TOTAL ENERGY EQUIPMENT & SERVICES                        1,626,288
                         FOOD & STAPLES RETAILING--2.2%
               5,680     CVS Corp.                                                     185,850
               3,330     Costco Wholesale Corp.                                        175,691
               5,165   1 Kroger Co.                                                    118,433
               1,593     SUPERVALU, Inc.                                                43,178
               3,455     Safeway Inc.                                                   97,016
               4,500     Sysco Corp.                                                   124,200
              16,700     Wal-Mart Stores, Inc.                                         743,150
               7,075     Walgreen Co.                                                  330,969
                 800     Whole Foods Market, Inc.                                       46,008
                            TOTAL FOOD & STAPLES RETAILING                           1,864,495
                         FOOD PRODUCTS--1.2%
               4,600     Archer-Daniels-Midland Co.                                    202,400
               1,415     Campbell Soup Co.                                              51,902
               3,900     ConAgra, Inc.                                                  83,850
                 800   1 Dean Foods Co.                                                 30,024
               2,500     General Mills, Inc.                                           129,750
               2,350     Heinz (H.J.) Co.                                               98,629
               1,370     Hershey Foods Corp.                                            75,309
               1,800     Kellogg Co.                                                    86,706
               1,000     McCormick & Co., Inc.                                          35,060
               5,920     Sara Lee Corp.                                                100,048
               1,900     Tyson Foods, Inc., Class A                                     26,885
               1,410     Wrigley (Wm.), Jr. Co.                                         64,663
                            TOTAL FOOD PRODUCTS                                        985,226
                         GAS UTILITIES--0.0%
                 340     NICOR, Inc.                                                    14,899
                 400     Peoples Energy Corp.                                           16,884
                            TOTAL GAS UTILITIES                                         31,783
                         HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
                 790     Bard (C.R.), Inc.                                              56,066
                 440     Bausch & Lomb, Inc.                                            20,812
               4,800     Baxter International, Inc.                                    201,600
               1,555     Becton, Dickinson & Co.                                       102,506
               1,900     Biomet, Inc.                                                   62,586
               8,803   1 Boston Scientific Corp.                                       149,739
                 900   1 Fisher Scientific International, Inc.                          66,699
               1,179   1 Hospira, Inc.                                                  51,511
               8,325     Medtronic, Inc.                                               420,579
                 430   1 Millipore Corp.                                                26,940
               1,030     PerkinElmer, Inc.                                              18,571
               2,600   1 St. Jude Medical, Inc.                                         95,940
               2,100     Stryker Corp.                                                  95,571
               1,280   1 Thermo Electron Corp.                                          47,373
                 850   1 Waters Corp.                                                   34,578
               1,700   1 Zimmer Holdings, Inc.                                         107,508
                            TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   1,558,579
                         HEALTH CARE PROVIDERS & SERVICES--2.7%
               4,000     Aetna, Inc.                                                   125,960
               1,600     AmerisourceBergen Corp.                                        68,800
                 825     CIGNA Corp.                                                    75,281
               2,780     Cardinal Health, Inc.                                         186,260
               3,100     Caremark Rx, Inc.                                             163,680
               1,100   1 Coventry Health Care, Inc.                                     57,970
                 980   1 Express Scripts, Inc., Class A                                 75,489
               2,800     HCA, Inc.                                                     137,648
               1,825     Health Management Association, Class A                         37,102
               1,250   1 Humana, Inc.                                                   69,913
               1,750     IMS Health, Inc.                                               48,020
               1,000   1 Laboratory Corp. of America Holdings                           64,420
                 590     Manor Care, Inc.                                               29,530
               2,231     McKesson HBOC, Inc.                                           112,420
               2,100   1 Medco Health Solutions, Inc.                                  124,593
                 700   1 Patterson Cos., Inc.                                           23,282
               1,000     Quest Diagnostic, Inc.                                         60,120
               3,637   1 Tenet Healthcare Corp.                                         21,531
               9,700     UnitedHealth Group, Inc.                                      463,951
               4,500   1 Wellpoint, Inc.                                               335,250
                            TOTAL HEALTH CARE PROVIDERS & SERVICES                   2,281,220
                         HOTELS, RESTAURANTS & LEISURE--1.4%
               3,200     Carnival Corp.                                                124,672
               1,050     Darden Restaurants, Inc.                                       35,490
               1,400     Harrah's Entertainment, Inc.                                   84,154
               2,520     Hilton Hotels Corp.                                            60,304
               2,600     International Game Technology                                 100,516
               2,200     Marriott International, Inc., Class A                          77,396
               8,510     McDonald's Corp.                                              301,169
               5,500   1 Starbucks Corp.                                               188,430
               1,400     Starwood Hotels & Resorts Worldwide, Inc.                      73,612
                 935     Wendy's International, Inc.                                    56,250
               1,825     Yum! Brands, Inc.                                              82,125
                            TOTAL HOTELS, RESTAURANTS & LEISURE                      1,184,118
                         HOUSEHOLD DURABLES--0.6%
                 625     Black & Decker Corp.                                           44,069
                 960     Centex Corp.                                                   45,417
               2,100     D. R. Horton, Inc.                                             45,003
               1,000     Fortune Brands, Inc.                                           72,520
                 400     Harman International Industries, Inc.                          32,080
                 540     KB HOME                                                        22,961
               1,400     Leggett and Platt, Inc.                                        31,948
               1,000     Lennar Corp., Class A                                          44,730
               2,050     Newell Rubbermaid, Inc.                                        54,038
               1,600     Pulte Homes, Inc.                                              45,600
                 480     Snap-On, Inc.                                                  20,165
                 700     Stanley Works                                                  31,759
                 586     Whirlpool Corp.                                                45,233
                            TOTAL HOUSEHOLD DURABLES                                   535,523
                         HOUSEHOLD PRODUCTS--2.1%
               1,175     Clorox Co.                                                     70,429
               3,900     Colgate-Palmolive Co.                                         231,348
               2,930     Kimberly-Clark Corp.                                          178,877
              22,690     Procter & Gamble Co.                                        1,275,178
                            TOTAL HOUSEHOLD PRODUCTS                                 1,755,832
                         IT SERVICES--1.0%
                 900   1 Affiliated Computer Services, Inc., Class A                    45,837
               3,900     Automatic Data Processing, Inc.                               170,664
               1,400   1 Computer Sciences Corp.                                        73,346
               1,100   1 Convergys Corp.                                                20,988
               3,925     Electronic Data Systems Corp.                                  93,807
               5,614     First Data Corp., Class                                       229,332
               1,450   1 Fiserv, Inc.                                                   63,307
               2,525     Paychex, Inc.                                                  86,305
                 956     Sabre Group Holdings, Inc.                                     19,789
               2,570   1 Unisys Corp.                                                   13,158
                            TOTAL IT SERVICES                                          816,533
                         INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
               5,000   1 AES Corp.                                                      99,300
               1,900   1 Calpine Corp.                                                     779
               1,355     Constellation Energy Group                                     78,468
               2,600   1 Dynegy, Inc.                                                   14,638
               4,169   1 Mirant Corp.                                                        0
                 362   1 Mirant Corp., Warrants                                          3,511
               3,250     TXU Corp.                                                     208,748
                            TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS         405,444
                         INDUSTRIAL CONGLOMERATES--3.8%
               5,320     3M Co.                                                        374,528
              72,200     General Electric Co.                                        2,360,218
                 960     Textron Inc.                                                   86,313
              13,841     Tyco International Ltd.                                       361,112
                            TOTAL INDUSTRIAL CONGLOMERATES                           3,182,171
                         INSURANCE--4.5%
               2,330     AON Corp.                                                      79,756
               2,400     Ace Ltd.                                                      123,672
               3,550     Aflac, Inc.                                                   156,697
               4,385     Allstate Corp.                                                249,156
                 850     Ambac Financial Group, Inc.                                    70,643
              18,110     American International Group, Inc.                          1,098,734
               2,950     Chubb Corp.                                                   148,739
                 837     Cincinnati Financial Corp.                                     39,473
               2,500     Genworth Financial, Inc., Class A                              85,750
               2,150     Hartford Financial Services Group, Inc.                       182,406
               2,078     Lincoln National Corp.                                        117,781
               1,050     MBIA Insurance Corp.                                           61,750
               4,139     Marsh & McLennan Cos., Inc.                                   111,877
               5,200     MetLife, Inc.                                                 270,400
               1,800     Principal Financial Group                                      97,200
               5,940     Progressive Corp., OH                                         143,689
               3,300     Prudential Financial, Inc.                                    259,512
                 925     SAFECO Corp.                                                   49,691
               4,975     The St. Paul Travelers Cos., Inc.                             227,855
                 800     Torchmark Corp.                                                48,376
               2,295     UNUMProvident Corp.                                            37,248
               1,325     XL Capital Ltd., Class A                                       84,402
                            TOTAL INSURANCE                                          3,744,807
                         INTERNET & CATALOG RETAIL--0.1%
               3,000   1 Amazon.com, Inc.                                               80,670
                         INTERNET SOFTWARE & SERVICES--1.2%
               1,465   1 Google Inc.                                                   566,369
               1,711   1 Verisign, Inc.                                                 30,678
               8,800   1 Yahoo, Inc.                                                   238,832
               8,200   1 eBay, Inc.                                                    197,374
                            TOTAL INTERNET SOFTWARE & SERVICES                       1,033,253
                         LEISURE EQUIPMENT & PRODUCTS--0.2%
                 700     Brunswick Corp.                                                20,699
               2,160     Eastman Kodak Co.                                              48,060
               1,300     Hasbro, Inc.                                                   24,310
               3,040     Mattel, Inc.                                                   54,842
                            TOTAL LEISURE EQUIPMENT & PRODUCTS                         147,911
                         MACHINERY--1.4%
               4,325     Caterpillar, Inc.                                             306,513
                 310     Cummins, Inc.                                                  36,270
               1,800     Danaher Corp.                                                 117,360
               1,700     Deere & Co.                                                   123,369
               1,510     Dover Corp.                                                    71,181
               1,090     Eaton Corp.                                                    69,869
               1,250     ITT Industries, Inc.                                           63,188
               2,750     Illinois Tool Works, Inc.                                     125,758
               2,400     Ingersoll-Rand Co., Class A                                    85,920
                 445     Navistar International Corp.                                    9,950
               1,295     PACCAR, Inc.                                                  104,571
                 980     Pall Corp.                                                     25,558
                 890     Parker-Hannifin Corp.                                          64,294
                            TOTAL MACHINERY                                          1,203,801
                         MEDIA--3.3%
               5,551     CBS Corp. (New), Class B                                      152,264
               3,700     Clear Channel Communications, Inc.                            107,115
              14,316   1 Comcast Corp., Class A                                        492,184
                 425     Dow Jones & Co.                                                14,892
                 600     E.W. Scripps Co., Class A                                      25,638
               1,700     Gannett Co., Inc.                                              88,604
               3,500   1 Interpublic Group Cos., Inc.                                   28,665
               2,600     McGraw-Hill Cos., Inc.                                        146,380
                 360     Meredith Corp.                                                 17,003
               1,070     New York Times Co., Class A                                    23,722
              16,800     News Corp., Inc.                                              323,232
               1,270     Omnicom Group, Inc.                                           112,407
              29,450     Time Warner, Inc.                                             485,925
               1,900     Tribune Co.                                                    56,449
               1,800   1 Univision Communications, Inc., Class A                        60,120
               5,000   1 Viacom, Inc., Class B                                         174,250
              14,300     Walt Disney Co.                                               424,567
                            TOTAL MEDIA                                              2,733,417
                         METALS & MINING--0.9%
               5,963     Alcoa, Inc.                                                   178,592
                 665     Allegheny Technologies, Inc.                                   42,487
               1,330     Freeport-McMoRan Copper & Gold, Inc., Class B                  72,565
               3,065     Newmont Mining Corp.                                          157,020
               2,000     Nucor Corp.                                                   106,340
               1,416     Phelps Dodge Corp.                                            123,673
                 790     United States Steel Corp.                                      49,825
                            TOTAL METALS & MINING                                      730,502
                         MULTI-UTILITIES--1.5%
               1,560     Ameren Corp.                                                   80,340
               1,700   1 CMS Energy Corp.                                               23,817
               2,360     CenterPoint Energy, Inc.                                       32,426
               1,860     Consolidated Edison Co.                                        87,178
               1,345     DTE Energy Co.                                                 56,920
               2,300     Dominion Resources, Inc.                                      180,504
               8,508     Duke Energy Corp.                                             257,963
               1,300     KeySpan Corp.                                                  52,351
               2,092     NiSource, Inc.                                                 47,593
               2,430     P G & E Corp.                                                 101,282
               1,810     Public Service Enterprises Group, Inc.                        122,048
               1,976     Sempra Energy                                                  95,362
               1,600     TECO Energy, Inc.                                              25,504
               3,028     Xcel Energy, Inc.                                              60,681
                            TOTAL MULTI-UTILITIES                                    1,223,969
                         MULTILINE RETAIL--1.1%
                 890   1 Big Lots, Inc.                                                 14,382
                 480     Dillards, Inc., Class A                                        14,414
               2,450     Dollar General Corp.                                           32,879
               1,250     Family Dollar Stores, Inc.                                     28,400
               4,116     Federated Department Stores, Inc.                             144,513
               2,400   1 Kohl's Corp.                                                  135,912
               1,750     Nordstrom, Inc.                                                60,025
               1,600     Penney (J.C.) Co., Inc.                                       100,736
                 650   1 Sears Holdings Corp.                                           89,213
               5,920     Target Corp.                                                  271,846
                            TOTAL MULTILINE RETAIL                                     892,320
                         OFFICE ELECTRONICS--0.1%
               6,100   1 Xerox Corp.                                                    85,949
                         OIL, GAS & CONSUMABLE FUELS--8.0%
               3,200     Anadarko Petroleum Corp.                                      146,368
               2,400     Apache Corp.                                                  169,128
               1,000     CONSOL Energy, Inc.                                            41,160
               1,425     Chesapeake Energy Corp.                                        46,883
              15,967     Chevron Corp.                                               1,050,309
              11,433     ConocoPhillips                                                784,761
               2,800     Devon Energy Corp.                                            180,992
               1,500     EOG Resources, Inc.                                           111,225
               4,200     El Paso Corp.                                                  67,200
              40,900     Exxon Mobil Corp.                                           2,770,566
               1,600     Kerr-McGee Corp.                                              112,320
                 700     Kinder Morgan, Inc.                                            71,400
               2,500     Marathon Oil Corp.                                            226,600
               1,300     Murphy Oil Corp.                                               66,898
               3,025     Occidental Petroleum Corp.                                    325,944
                 850     Sunoco, Inc.                                                   59,109
               4,200     Valero Energy Corp.                                           283,206
               4,425     Williams Cos., Inc.                                           107,306
               2,600     XTO Energy, Inc.                                              122,174
                            TOTAL OIL, GAS & CONSUMABLE FUELS                        6,743,549
                         OIL-INTEGRATED--0.1%
               1,710     Hess Corp.                                                     90,459
                         PAPER & FOREST PRODUCTS--0.3%
               3,790     International Paper Co.                                       130,111
                 870     Louisiana-Pacific Corp.                                        17,400
               1,365     MeadWestvaco Corp.                                             35,654
               1,850     Weyerhaeuser Co.                                              108,521
                            TOTAL PAPER & FOREST PRODUCTS                              291,686
                         PERSONAL PRODUCTS--0.2%
                 630     Alberto-Culver Co., Class B                                    30,706
               3,300     Avon Products, Inc.                                            95,667
                 500     Estee Lauder Cos., Inc., Class A                               18,660
                            TOTAL PERSONAL PRODUCTS                                    145,033
                         PHARMACEUTICALS--6.4%
              10,790     Abbott Laboratories                                           515,438
                 980     Allergan, Inc.                                                105,693
                 700   1 Barr Laboratories, Inc.                                        34,832
              13,875     Bristol-Myers Squibb Co.                                      332,584
               7,800     Eli Lilly & Co.                                               442,806
               2,200   1 Forest Laboratories, Inc., Class A                            101,882
              20,043     Johnson & Johnson                                           1,253,690
               1,833   1 King Pharmaceuticals, Inc.                                     31,198
              15,200     Merck & Co., Inc.                                             612,104
               1,700     Mylan Laboratories, Inc.                                       37,332
              47,655     Pfizer, Inc.                                                1,238,553
              10,575     Schering Plough Corp.                                         216,153
                 900   1 Watson Pharmaceuticals, Inc.                                   20,151
               8,790     Wyeth                                                         426,051
                            TOTAL PHARMACEUTICALS                                    5,368,467
                         POOLED INVESTMENT VEHICLES--1.9%
              12,700     S&P Depositary Receipts Trust, ADR                          1,623,695
                         REAL ESTATE--0.9%
                 700     Apartment Investment & Management Co., Class A                 33,663
               1,600     Archstone-Smith Trust                                          83,952
                 460     Boston Properties, Inc.                                        45,172
               2,600     Equity Office Properties Trust                                 98,566
               2,150     Equity Residential Properties Trust                            99,997
                 575     Kimco Realty Corp.                                             22,563
               1,550     Plum Creek Timber Co., Inc.                                    52,793
                 600     Public Storage, Inc.                                           48,174
               1,700     Prologis                                                       94,095
               1,300     Simon Property Group, Inc.                                    111,189
                 800     Vornado Realty Trust                                           83,640
                            TOTAL REAL ESTATE                                          773,804
                         ROAD & RAIL--0.7%
               2,600     Burlington Northern Santa Fe Corp.                            179,166
               1,670     CSX Corp.                                                     101,336
               3,075     Norfolk Southern Corp.                                        133,517
               1,800     Union Pacific Corp.                                           153,000
                            TOTAL ROAD & RAIL                                          567,019
                         SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.5%
               3,600   1 Advanced Micro Devices, Inc.                                   69,804
               2,400   1 Altera Corp.                                                   41,544
               2,600     Analog Devices, Inc.                                           84,058
              11,300     Applied Materials, Inc.                                       177,862
               1,800   1 Applied Micro Circuits Corp.                                    4,644
               3,300   1 Broadcom Corp.                                                 79,167
               3,000   1 Freescale Semiconductor, Inc., Class B                         85,560
              40,300     Intel Corp.                                                   725,400
               1,500     KLA-Tencor Corp.                                               63,285
               2,960   1 LSI Logic Corp.                                                24,272
               2,350     Linear Technology Corp.                                        76,023
               2,500     Maxim Integrated Products, Inc.                                73,450
               4,700   1 Micron Technology, Inc.                                        73,273
               2,400   1 NVIDIA Corp.                                                   53,112
               2,670     National Semiconductor Corp.                                   62,104
               1,000   1 Novellus Systems, Inc.                                         25,310
               1,300   1 PMC-Sierra, Inc.                                                6,643
               1,500   1 Teradyne, Inc.                                                 19,710
              10,730     Texas Instruments, Inc.                                       319,539
               2,700     Xilinx, Inc.                                                   54,783
                            TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                 2,119,543
                         SOFTWARE--3.1%
               4,700   1 Adobe Systems, Inc.                                           133,997
               1,710   1 Autodesk, Inc.                                                 58,328
               1,650   1 BMC Software, Inc.                                             38,643
               3,500     CA, Inc.                                                       73,360
               1,300   1 Citrix Systems, Inc.                                           41,301
               2,900   1 Compuware Corp.                                                20,271
               2,300   1 Electronic Arts, Inc.                                         108,353
               2,650   1 Intuit, Inc.                                                   81,806
              59,750     Microsoft Corp.                                             1,435,793
               2,925   1 Novell, Inc.                                                   18,983
              28,010   1 Oracle Corp.                                                  419,310
                 828   1 Parametric Technology Corp.                                    12,801
               7,276   1 Symantec Corp.                                                126,384
                            TOTAL SOFTWARE                                           2,569,330
                         SPECIALTY RETAIL--2.0%
                 993   1 AutoNation, Inc.                                               19,562
                 440   1 AutoZone, Inc.                                                 38,663
               2,300   1 Bed Bath & Beyond, Inc.                                        77,004
               2,925     Best Buy Co., Inc.                                            132,620
               1,250     Circuit City Stores, Inc.                                      30,625
               3,700     Gap (The), Inc.                                                64,195
              14,292     Home Depot, Inc.                                              496,075
               2,400     Limited Brands                                                 60,384
              11,100     Lowe's Cos., Inc.                                             314,685
               2,000   1 Office Depot, Inc.                                             72,100
                 675     Officemax, Inc.                                                27,749
               1,000     Radioshack Corp.                                               16,170
                 910     Sherwin-Williams Co.                                           46,046
               5,080     Staples, Inc.                                                 109,830
               3,540     TJX Cos., Inc.                                                 86,270
               1,100     Tiffany & Co.                                                  34,749
                            TOTAL SPECIALTY RETAIL                                   1,626,727
                         TEXTILES, APPAREL & LUXURY GOODS--0.4%
               2,900   1 Coach, Inc.                                                    83,259
                 850     Jones Apparel Group, Inc.                                      25,160
                 840     Liz Claiborne, Inc.                                            29,694
               1,450     Nike, Inc., Class B                                           114,550
                 675     V.F. Corp.                                                     45,779
                            TOTAL TEXTILES, APPAREL & LUXURY GOODS                     298,442
                         THRIFTS & MORTGAGE FINANCE--1.5%
               4,100     Countrywide Financial Corp.                                   146,903
               4,900     Federal Home Loan Mortgage Corp.                              283,514
               6,725     Federal National Mortgage Association                         322,195
               1,900     Golden West Financial Corp.                                   139,954
                 600     MGIC Investment Corp.                                          34,146
               2,940     Sovereign Bancorp, Inc.                                        60,682
               6,500     Washington Mutual Bank                                        290,550
                            TOTAL THRIFTS & MORTGAGE FINANCE                         1,277,944
                         TOBACCO--1.7%
              14,900     Altria Group, Inc.                                          1,191,553
               3,000     Loews Corp.                                                   111,180
                 550     Reynolds American, Inc.                                        69,729
               1,265     UST, Inc.                                                      63,946
                            TOTAL TOBACCO                                            1,436,408
                         TRADING COMPANIES & DISTRIBUTORS--0.0%
                 605     Grainger (W.W.), Inc.                                          37,564
                         WIRELESS TELECOMMUNICATION SERVICES--0.7%
               2,760     Alltel Corp.                                                  152,269
              20,964     Sprint Nextel Corp.                                           415,087
                            TOTAL WIRELESS TELECOMMUNICATION SERVICES                  567,356
                            TOTAL COMMON STOCKS (IDENTIFIED COST $64,593,597)       82,731,857
                         MUTUAL FUNDS--0.8%
             708,722   2 MTB Prime Money Market Fund, Corporate Shares                 708,722
                  34     SSgA Money Market Fund                                             34
                            TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                    708,756
                            TOTAL INVESTMENTS-99.6%                                 83,440,613
                            (IDENTIFIED COST $65,302,353)3
                            OTHER ASSETS AND LIABILITIES-NET-0.4%                      374,566
                            TOTAL NET ASSETS-100%                                 $ 83,815,179

1    Non-income producing security.

2    Affiliated company.

3 At July 31, 2006, the cost of investments for federal tax purposes was $65,302,353. The net unrealized appreciation of investments for federal tax purposes was $18,138,260. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,910,240 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,771,980.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt






MTB INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL     DESCRIPTION                                                                                                  VALUE
    AMOUNT
    OR SHARES
                  ASSET-BACKED SECURITIES--1.5%
  $ 1,787,556     L.A. Arena Funding LLC, Class A, 7.656%, 12/15/2026 (IDENTIFIED COST $1,787,556)                     $   1,883,111
                  COLLATERALIZED MORTGAGE OBLIGATIONS--13.0%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--2.2%
      251,844     (Series 2631), Class LA, 4.00%, 6/15/2011                                                                  249,368
    1,087,871     (Series 2707), Class PW, 4.00%, 7/15/2014                                                                1,068,532
      571,623     (Series 2292), Class QT, 6.50%, 5/15/2030                                                                  572,688
      928,203     (Series 1920), Class H, 7.00%, 1/15/2012                                                                   946,490
                     TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                          2,837,078
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.6%
    5,935,000     (Series 0530B), Class BU, 5.00%, 3/25/2024                                                               5,829,798
       24,465     (Series 1998-23), Class C, 9.75%, 9/25/2018                                                                 26,177
                     TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                           5,855,975
                  WHOLE LOAN--6.2%
    1,683,612     Bank of America Mortgage Securities 2003-2, Class 2A1, 3.569353%, 2/25/2034                              1,633,419
    2,731,130     Indymac INDA Mortgage Loan Trust 2005-AR1, Class 2A1, 5.108%, 11/25/2035                                 2,671,651
    1,401,111     Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8,  4.75%, 11/25/2018                        1,363,383
    2,253,573     Structured Asset Securities Corp. (Series 2004-9XS), 6.00%, 2/25/2035                                    2,224,483
                     TOTAL WHOLE LOAN                                                                                      7,892,936
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                            16,585,989
                     (IDENTIFIED COST $17,128,693)
                  CORPORATE BONDS--52.0%
                  AEROSPACE & DEFENSE--1.6%
    1,000,000     Raytheon Co., Note, 8.30%, 3/1/2010                                                                      1,087,805
      960,000     United Technologies Corp., Unsecd. Note, 4.875%, 5/1/2015                                                  909,880
                     TOTAL AEROSPACE & DEFENSE                                                                             1,997,685
                  AUTOMOBILES--2.0%
    1,000,000     DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                                           1,011,585
      500,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                       482,186
    1,000,000     DaimlerChrysler North America Holding Corp., (Series MTND), 5.78%, 9/10/2007                             1,003,180
                     TOTAL AUTOMOBILES                                                                                     2,496,951
                  BANKS--7.0%
    1,500,000 1,2 Bank of New York Institutional Capital Trust, Company Guarantee, 7.78%, 12/1/2026                        1,568,939
      900,000     BankBoston Capital Trust III, Company Guarantee, 6.07938%, 6/15/2027                                       891,986
      250,000     First Tennessee Bank, N.A., Sub. Note, 5.75%, 12/1/2008                                                    250,657
    1,000,000     Keycorp Capital Trust VII, Unsecd. Note, 5.70%, 6/15/2035                                                  873,744
    2,500,000     Mellon Capital I, Company Guarantee, (Series A), 7.72%, 12/1/2026                                        2,614,535
    1,000,000     SouthTrust Bank, Sub. Note, 6.125%, 1/9/2028                                                             1,011,358
    1,700,000     Suntrust Capital I, Company Guarantee, (Series A), 5.84%, 5/15/2027                                      1,688,882
                     TOTAL BANKS                                                                                           8,900,101
                  CABLE-TV--1.2%
    1,250,000     Comcast Cable Communications Holdings, Company Guarantee, 9.455%, 11/15/2022                             1,574,650
                  CAPITAL MARKETS--3.3%
    1,000,000     Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013                                                         967,537
    1,175,000     Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034                                                  1,127,809
      100,000     Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009                                                          106,741
      250,000     Lehman Brothers Holdings, Inc., Note, 3.60%, 3/13/2009                                                     238,488
      507,000     Lehman Brothers Holdings, Inc., Note, 7.00%, 2/1/2008                                                      518,648
      300,000     Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007                                                     307,307
    1,000,000     Morgan Stanley, Note, 4.00%, 1/15/2010                                                                     952,973
                     TOTAL CAPITAL MARKETS                                                                                 4,219,503
                  COMMERCIAL BANKS--2.0%
      200,000     Bank of America Corp., Sub. Note, 7.125%, 10/15/2011                                                       214,265
    1,500,000     Wachovia Corp., Bond, 5.50%, 8/1/2035                                                                    1,351,275
    1,000,000     Washington Mutual, Inc., Note, 4.00%, 1/15/2009                                                            968,524
                     TOTAL COMMERCIAL BANKS                                                                                2,534,064
                  CONSUMER FINANCE--3.7%
      200,000     Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009                                                          187,658
    1,000,000     General Motors Acceptance Corp., 6.75%, 12/1/2014                                                          950,435
    1,000,000     MBNA Capital I, Company Guarantee, (Series A), 8.278%, 12/1/2026                                         1,049,131
      500,000     Residential Capital Corp., Sr. Note, 6.50%, 4/17/2013                                                      498,374
      500,000     Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010                                             499,233
    1,000,000     Residential Capital Corp., Sr. Unsecd. Note, 6.875%, 6/30/2015                                           1,017,632
      500,000     Student Loan Marketing Association, 4.50%, 7/26/2010                                                       480,828
                     TOTAL CONSUMER FINANCE                                                                                4,683,291
                  DIVERSIFIED FINANCIAL SERVICES--4.0%
      450,000     CIT Group, Inc., Sr. Note, 5.00%, 2/13/2014                                                                426,518
    1,000,000     Citigroup, Inc., 5.85%, 8/2/2016                                                                         1,011,612
      500,000     General Electric Capital Corp., 6.00%, 6/15/2012                                                           511,915
    1,150,000     International Lease Finance Corp., Unsecd. Note, 5.875%, 5/1/2013                                        1,154,050
      250,000     J.P. Morgan Chase & Co., Sub. Note, 6.75%, 8/15/2008                                                       256,458
    1,750,000     J.P. Morgan Chase & Co., Unsecd. Note, 6.44875%, 9/30/2034                                               1,767,854
                     TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                  5,128,407
                  ELECTRIC UTILITIES--4.2%
      250,000     American Electric Power Co., Inc., Sr. Note, (Series C), 5.375%, 3/15/2010                                 247,791
    1,000,000     Florida Power & Light Co., 1st Mtg. Bond, 4.95%, 6/1/2035                                                  853,783
      500,000     PPL Energy Supply LLC, Note, 6.20%, 5/15/2016                                                              504,756
    1,000,000     PPL Energy Supply LLC, Note, (Series A), 6.40%, 11/1/2011                                                1,023,299
    1,000,000     Progress Energy, Inc., 6.85%, 4/15/2012                                                                  1,049,428
    1,500,000     Progress Energy, Inc., 7.75%, 3/1/2031                                                                   1,730,384
                     TOTAL ELECTRIC UTILITIES                                                                              5,409,441
                  ENERGY EQUIPMENT & SERVICES--1.6%
    2,000,000     National-Oilwell, Inc., Note, 5.65%, 11/15/2012                                                          1,979,288
                  FINANCE - COMMERCIAL--0.2%
      250,000     Caterpillar Financial Services Corp., Note, (Series F), 5.25938%, 8/20/2007                                250,186
                  FOOD PRODUCTS--1.6%
    1,000,000     Archer-Daniels-Midland Co., 5.935%, 10/1/2032                                                              980,075
    1,100,000     Kraft Foods, Inc., 5.625%, 11/1/2011                                                                     1,093,037
                     TOTAL FOOD PRODUCTS                                                                                   2,073,112
                  HOTELS, RESTAURANTS & LEISURE--0.8%
    1,000,000     Yum! Brands, Inc., Sr. Note, 7.70%, 7/1/2012                                                             1,087,197
                  INDUSTRIAL CONGLOMERATES--0.8%
    1,000,000     Textron Financial Corp., Note, 5.125%, 2/3/2011                                                            981,895
                  IT SERVICES--0.9%
    1,250,000     Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016                                                 1,146,875
                  INSURANCE--1.6%
    1,000,000 1,2 American International Group, Inc., Note, 5.05%, 10/1/2015                                                 939,361
    1,175,000 1,2 Asif Global Financing, (Series 144A), 4.90%, 1/17/2013                                                   1,123,713
                     TOTAL INSURANCE                                                                                       2,063,074
                  MEDIA--2.3%
    1,250,000     Clear Channel Communications, Inc., 6.00%, 11/1/2006                                                     1,250,913
      200,000     Comcast Corp., Note, 6.20%, 11/15/2008                                                                     202,320
    1,500,000 1,2 Viacom, Inc., Sr. Note, 5.75%, 4/30/2011                                                                 1,478,651
                     TOTAL MEDIA                                                                                           2,931,884
                  MULTI-UTILITIES--2.0%
    1,250,000     CenterPoint Energy, Inc., Sr. Note, (Series B), 6.85%, 6/1/2015                                          1,301,071
    1,300,000     Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008                                                             1,248,000
                     TOTAL MULTI-UTILITIES                                                                                 2,549,071
                  OIL, GAS & CONSUMABLE FUELS--4.7%
    1,200,000     Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                                     1,164,000
    1,000,000     Devon Financing Corp., 7.875%, 9/30/2031                                                                 1,167,666
    1,250,000     Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013                                                   1,226,259
    1,000,000     Kinder Morgan Finance, 5.70%, 1/5/2016                                                                     875,922
    1,500,000     Valero Energy Corp., 6.875%, 4/15/2012                                                                   1,576,315
                     TOTAL OIL, GAS & CONSUMABLE FUELS                                                                     6,010,162
                  PHARMACEUTICALS--0.4%
      500,000     Abbott Laboratories, Note, 5.875%, 5/15/2016                                                               504,253
                  REAL ESTATE INVESTMENT TRUSTS--2.5%
      650,000     Boston Properties, Inc., Sr. Note, 5.00%, 6/1/2015                                                         606,836
      500,000     Simon Property Group, Inc., Unsub., 5.375%, 6/1/2011                                                       493,792
    1,000,000     iStar Financial, Inc., 5.875%, 3/15/2016                                                                   971,898
    1,135,000     iStar Financial, Inc., 6.00%, 12/15/2010                                                                 1,146,567
                     TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                   3,219,093
                  ROAD & RAIL--0.4%
      500,000     Union Pacific Corp., Note, 3.875%, 2/15/2009                                                               480,926
                  TELECOM SERVICES--0.2%
      200,000     BellSouth Telecommunications, Inc., Deb., 5.875%, 1/15/2009                                                201,335
                  UTILITIES--0.8%
    1,000,000     Pacific Gas & Electric Co., 6.05%, 3/1/2034                                                                971,683
                  WIRELESS TELECOMMUNICATION SERVICES--2.1%
    1,500,000     American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012                                               1,511,250
    1,250,000     Nextel Communications, Inc., Sr. Note, (Series F), 5.95%, 3/15/2014                                      1,216,147
                     TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                             2,727,397
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $67,766,515)                                                  66,121,524
                  GOVERNMENT AGENCIES--1.4%
                  FEDERAL HOME LOAN BANK SYSTEM--0.3%
      200,000     Bond, 4.00%, 1/19/2007                                                                                     198,803
      250,000     Bond, 5.20%, 4/30/2014                                                                                     241,846
                     TOTAL FEDERAL HOME LOAN BANK SYSTEM                                                                     440,649
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--0.7%
      500,000     Sub. Note, 5.875%, 3/21/2011                                                                               508,646
      400,000     Sub. Note, 6.25%, 3/5/2012                                                                                 401,892
                     TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                            910,538
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.4%
      500,000     Note, 5.50%, 3/15/2011                                                                                     505,322
                     TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $1,848,157)                                                1,856,509
                  MORTGAGE BACKED SECURITIES--28.2%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--5.7%
      378,167     4.50%, 10/1/2033                                                                                           349,730
    4,000,000     Pool A51138, 5.00%, 8/1/2036                                                                             3,782,500
      779,640     Pool B17616, 5.50%, 1/1/2020                                                                               772,176
      494,190     Pool C01272, 6.00%, 12/1/2031                                                                              493,279
      179,261     Pool C79603, 6.00%, 2/1/2033                                                                               178,762
      317,336     Pool E00560, 6.00%, 7/1/2013                                                                               319,755
    1,287,599     Pool G01831, 6.00%, 5/1/2035                                                                             1,283,214
       65,356     Pool C00478, 8.50%, 9/1/2026                                                                                69,212
        2,144     Pool 170027, 14.75%, 3/1/2010                                                                                2,281
                     TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                          7,250,909
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--21.3%
    1,220,094     Pool 254759, 4.50%, 6/1/2018                                                                             1,169,422
    2,412,663     Pool 695818, 5.00%, 4/1/2018                                                                             2,350,361
    3,811,755     Pool 839291, 5.00%, 9/1/2020                                                                             3,703,795
    7,927,107     Pool 878103, 5.00%, 5/1/2036                                                                             7,501,934
    4,500,000     Pool 892493, 5.50%, 8/1/2036                                                                             4,370,625
    1,403,102     Pool C01672, 6.00%, 10/1/2033                                                                            1,399,199
      405,932     Pool 346537, 6.00%, 5/1/2011                                                                               408,781
      558,153     Pool 535939, 6.00%, 5/1/2016                                                                               563,938
      756,698     Pool 686398, 6.00%, 3/1/2033                                                                               754,270
    1,132,765     Pool 688987, 6.00%, 5/1/2033                                                                             1,128,777
      207,516     Pool 254007, 6.50%, 10/1/2031                                                                              210,829
       87,618     Pool 398162, 6.50%, 1/1/2028                                                                                89,178
       77,720     Pool 398938, 6.50%, 10/1/2027                                                                               79,034
       22,083     Pool 402255, 6.50%, 12/1/2027                                                                               22,467
      552,538     Pool 638023, 6.50%, 4/1/2032                                                                               561,361
      531,990     Pool 642345, 6.50%, 5/1/2032                                                                               540,485
      884,562     Pool 651292, 6.50%, 7/1/2032                                                                               898,411
    1,139,338     Pool 653729, 6.50%, 8/1/2032                                                                             1,157,176
      172,118     Pool 329794, 7.00%, 2/1/2026                                                                               177,556
       64,050     Pool 487065, 7.00%, 3/1/2029                                                                                66,133
                     TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                          27,153,732
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.2%
      334,145     Pool 503405, 6.50%, 4/15/2029                                                                              341,539
       66,322     Pool 2077, 7.00%, 9/20/2025                                                                                 68,727
      287,374     Pool 354765, 7.00%, 2/15/2024                                                                              298,706
      181,640     Pool 354827, 7.00%, 5/15/2024                                                                              188,803
      176,660     Pool 385623, 7.00%, 5/15/2024                                                                              183,626
      153,221     Pool 354677, 7.50%, 10/15/2023                                                                             160,405
       73,946     Pool 354713, 7.50%, 12/15/2023                                                                              77,413
       39,799     Pool 360869, 7.50%, 5/15/2024                                                                               41,616
      129,479     Pool 361843, 7.50%, 10/15/2024                                                                             135,550
       36,261     Pool 373335, 7.50%, 5/15/2022                                                                               38,048
                     TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                        1,534,433
                     TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $36,549,903)                                       35,939,074
                3 NOTES - VARIABLE--0.8%
                  DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
    1,000,000     AT &T Inc., Note, 5.262%, 8/15/2006 (IDENTIFIED COST $996,088)                                           1,011,952
                  U.S. TREASURY--6.0%
                  U.S. TREASURY NOTES-4.2%
      392,000     4.50%, 2/15/2016                                                                                           377,790
    2,252,140     U.S. Treasury Note Inflation Protected Note, 3.000% 7/15/2012                                            2,328,854
    2,508,550     U.S. Treasury Note Inflation Protected Note,(Series A-2012) 3.375% 1/15/2012                             2,636,721
                     TOTAL U.S. TREASURY NOTES                                                                             5,343,365
                  U.S. TREASURY BONDS-1.8%
    2,000,000     4.50%, 2/15/2036                                                                                         1,826,875
      500,000     5.375%, 2/15/2031                                                                                          517,422
                     TOTAL U.S. TREASURY BONDS                                                                             2,344,297
                     TOTAL U.S. TREASURY (IDENTIFIED COST $7,472,908)                                                      7,687,662
                  MUTUAL FUND--0.0%
          121     SSgA Money Market Fund                                                                                         121
                  (AT NET ASSET VALUE)
                  REPURCHASE AGREEMENT--3.5%
    4,501,129     Interest in $4,501,129 repurchase agreement 5.27%, dated 7/31/2006, under which Credit Suisse            4,501,129
                  First Boston LLC will repurchase a U.S. Treasury security maturing on 7/15/2014 for $4,501,788 on
                  8/1/2006.  The market value of the underlying security at the end of the period was $4,592,138.
                  (AT COST)
                     TOTAL INVESTMENTS-106.4%                                                                            135,587,071
                     (IDENTIFIED COST $138,051,070)4
                     OTHER ASSETS AND LIABILITIES-NET-(6.4)%                                                             (8,114,937)
                     TOTAL NET ASSETS-100%                                                                             $ 127,472,134

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $5,110,664, which represented 4.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $5,110,664, which represented 4.0% of total net assets.

3    Floating rate note with current rate and next reset date shown.

4 At July 31, 2006, the cost of investments for federal tax purposes was $138,051,070. The net unrealized depreciation of investments for federal tax purposes was $2,463,999. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $870,226 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,334,225.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION -  The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at
     net asset value.   Securities for which no quotations are readily available
     or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.






MTB INTERMEDIATE-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  PRINCIPAL  DESCRIPTION   VALUE
  AMOUNT

                COLLATERALIZED MORTGAGE OBLIGATIONS-10.8%
                FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.8%
    935,289     (Series 2628C), Class QH, 4.00%, 12/15/2021                                                                  919,143
  5,388,086     (Series R001), Class AE, 4.375%, 4/15/2015                                                                 5,200,589
  7,000,000     (Series 2872C), Class GB, 5.00%, 5/15/2028                                                                 6,836,828
    928,203     (Series 1920), Class H, 7.00%, 1/15/2012                                                                     946,491
                   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                           13,903,051
                FEDERAL NATIONAL MORTGAGE ASSOCIATION-0.7%
    129,302     (Series 1993-135), Class PG, 6.25%, 7/25/2008                                                                129,121
  1,265,553     (Series 1993-160), Class AJ, 6.50%, 4/25/2023                                                              1,274,063
                   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                             1,403,184
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.6%
  1,247,784     (Series 0421A), Class PJ, 3.50%, 6/20/2025                                                                 1,220,406
                INDYMAC INDA MORTGAGE LOAN-1.3%
  2,731,130     (2005-AR1), Class 2A1, 5.11%, 11/25/2035                                                                   2,671,651
                STRUCTURED ADJUSTABLE RATE MORTGAGE-1.4%
  3,004,764     S.A.S.C., (Series 2004-9XS), 6.00%, 2/25/2035                                                              2,965,977
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                              22,164,269
                   (IDENTIFIED COST $22,825,663)
                CORPORATE BONDS--23.2%
                AEROSPACE & DEFENSE--1.2%
    500,000     Raytheon Co., Note, 6.75%, 8/15/2007                                                                         506,062
  1,000,000     Raytheon Co., Note, 8.30%, 3/1/2010                                                                        1,087,805
    960,000     United Technologies Corp., Unsecd. Note, 4.875%, 5/1/2015                                                    909,880
                   TOTAL AEROSPACE & DEFENSE                                                                               2,503,747
                AUTOMOBILES--0.2%
    500,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                         482,186
                BANKS-2.1%
  1,000,000     BankBoston Capital Trust III, Company Guarantee, 6.08%, 6/15/2027                                            991,095
  1,330,000     PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009                                                            1,351,595
  1,000,000     Suntrust Capital III, Company Guarantee, 5.98%, 3/15/2028                                                    990,900
  1,000,000     U.S. Bank, N.A., Sub. Note, 6.30%, 7/15/2008                                                               1,015,731
                   TOTAL BANKS                                                                                             4,349,321
                CAPITAL MARKETS--0.5%
  1,000,000     Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034                                                      959,837
                COMMERCIAL BANKS--0.7%
  1,500,000     Wachovia Corp., Bond, 5.50%, 8/1/2035                                                                      1,351,275
                CONSUMER FINANCE-2.4%
  2,000,000     Capital One Bank, Note, 5.00%, 6/15/2009                                                                   1,973,066
    800,000     Caterpillar Financial Services Corp., Note, (Series F), 3.10%, 5/15/2007                                     785,138
  1,000,000     General Motors Acceptance Corp., 6.75%, 12/1/2014                                                            950,434
    500,000     Residential Capital Corp., Sr. Note, 6.50%, 4/17/2013                                                        498,374
    500,000     Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010                                               499,233
    250,000     Residential Capital Corp., Sr. Unsecd. Note, 6.875%, 6/30/2015                                               254,408
                   TOTAL CONSUMER FINANCE                                                                                  4,960,653
                DIVERSIFIED FINANCIAL SERVICES--2.3%
    800,000     Bank of America Corp., Sub. Note, 7.125%, 10/15/2011                                                         857,061
  1,800,000     International Lease Finance Corp., Unsecd. Note, 5.875%, 5/1/2013                                          1,806,338
  2,000,000     J.P. Morgan Chase & Co., Unsecd. Note, 6.45%, 9/30/2034                                                    2,020,405
                   TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                    4,683,804
                DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
    675,000     SBC Communications, Inc., 5.38%, 11/14/2008                                                                  676,968
  1,000,000     Textron Financial Corp., Note, 5.125%, 2/3/2011                                                              981,895
                   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                            1,658,863
                ELECTRIC UTILITIES--3.2%
  2,000,000     Carolina Power & Light Co., 1st Mtg. Note, 5.125%, 9/15/2013                                               1,933,772
  1,250,000     Columbus Southern Power, Note, 6.51%, 2/1/2008                                                             1,270,575
  1,000,000     Florida Power & Light Co., 1st Mtg. Bond, 4.95%, 6/1/2035                                                    853,783
    500,000     PPL Energy Supply LLC, Note, 6.20%, 5/15/2016                                                                504,756
  1,000,000     PPL Energy Supply LLC, Note, Series A, 6.40%, 11/1/2011                                                    1,023,299
  1,000,000     Progress Energy, Inc., 6.85%, 4/15/2012                                                                    1,049,428
                   TOTAL ELECTRIC UTILITIES                                                                                6,635,613
                ENERGY EQUIPMENT & SERVICES--0.5%
  1,000,000     National-Oilwell, Inc., Note, 5.65%, 11/15/2012                                                              989,644
                FOOD PRODUCTS--0.7%
  1,500,000     Kraft Foods, Inc., 5.625%, 11/1/2011                                                                       1,490,505
                GAS UTILITIES--0.4%
    730,000     Consolidated Natural Gas Co., Sr. Note, Series B, 5.375%, 11/1/2006                                          729,360
                IT SERVICES--0.6%
  1,250,000     Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016                                                   1,146,875
                MEDIA-1.5%
  1,250,000     Comcast Cable Communications Holdings, Company Guarantee, 9.455%, 11/15/2022                               1,574,650
  1,500,000 1,2 Viacom, Inc., Sr. Note, 5.75%, 4/30/2011                                                                   1,478,651
                   TOTAL MEDIA                                                                                             3,053,301
                MULTI-UTILITIES--0.4%
    500,000     CenterPoint Energy, Inc., Sr. Note, Series B, 7.25%, 9/1/2010                                                524,224
    400,000     Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008                                                                 384,000
                   TOTAL MULTI-UTILITIES                                                                                     908,224
                OIL GAS & CONSUMABLE FUELS--1.2%
    990,000     ChevronTexaco Corp., Note, 3.50%, 9/17/2007                                                                  970,613
  1,500,000     Valero Energy Corp., 6.875%, 4/15/2012                                                                     1,576,315
                   TOTAL OIL GAS & CONSUMABLE FUELS                                                                        2,546,928
                OIL EXPLORATION & PRODUCTION -0.4%
    750,000     Pemex Project Funding Master, Company Guarantee, Series WI, 8.85%, 9/15/2007                                 773,062
                PHARMACEUTICALS--0.3%
    500,000     Abbott Laboratories, Note, 5.875%, 5/15/2016                                                                 504,253
                REAL ESTATE--0.8%
  1,135,000     iStar Financial, Inc., 6.00%, 12/15/2010                                                                   1,146,567
    500,000     Simon Property Group, Inc., Unsub., 5.375%, 6/1/2011                                                         493,792
                   TOTAL REAL ESTATE                                                                                       1,640,359
                ROAD & RAIL--0.7%
  1,000,000     Norfolk Southern Corp., Sr. Note, 7.35%, 5/15/2007                                                         1,013,255
    500,000     Union Pacific Corp., Note, 3.875%, 2/15/2009                                                                 480,926
                   TOTAL ROAD & RAIL                                                                                       1,494,181
                SOFTWARE--0.7%
  1,500,000     Oracle Corp., Note, 5.25%, 1/15/2016                                                                       1,427,308
                UTILITIES-0.5%
  1,000,000     Pacific Gas & Electric Co., 6.05%, 3/1/2034                                                                  971,683
                WIRELESS TELECOMMUNICATION SERVICES--1.1%
  1,000,000     American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012                                                 1,007,500
  1,250,000     Nextel Communications, Inc., Sr. Note, Series F, 5.95%, 3/15/2014                                          1,216,147
                   TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                               2,223,647
                   TOTAL CORPORATE BONDS                                                                                  47,484,629
                   (IDENTIFIED COST $48,881,018)
                GOVERNMENT AGENCIES-12.1%
                FEDERAL HOME LOAN BANK SYSTEM--2.9%
  6,000,000     Bond, 4.625%, 2/18/2011                                                                                    5,858,108
                FEDERAL HOME LOAN MORTGAGE CORPORATION--8.2%
  1,079,700     4.00%, 9/15/2019                                                                                           1,067,191
  1,500,000     Note, 3.25%, 3/14/2008                                                                                     1,452,876
  3,000,000     Note, 3.875%, 6/15/2008                                                                                    2,928,447
 10,000,000     Note, 5.125%, 7/15/2012                                                                                    9,918,019
  1,500,000     Note, (Series MTN), 2.85%, 6/3/2008                                                                        1,436,972
                   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                           16,803,505
                FEDERAL NATIONAL MORTGAGE ASSOCIATION-1.0%
  1,190,000     Note, 6.00%, 5/15/2008                                                                                     1,204,826
    920,000     Unsecd. Note, 3.375%, 5/15/2007                                                                              906,294
                   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                             2,111,120
                   TOTAL GOVERNMENT AGENCIES                                                                              24,772,733
                   (IDENTIFIED COST $25,269,747)
                MORTGAGE BACKED SECURITIES-37.0%
                FEDERAL HOME LOAN MORTGAGE CORPORATION-8.3%
 10,000,000     TBA, 5.00%, 8/1/2036                                                                                       9,456,250
  1,171,001     Pool 2676-WA, 4.00%, 9/15/2010                                                                             1,131,366
  1,105,554     Pool G11311, 5.00%, 10/1/2017                                                                              1,077,005
  1,216,803     Pool E92817, 5.00%, 12/1/2017                                                                              1,184,621
      5,501     Pool E76204, 5.50%, 4/1/2014                                                                                   5,485
    213,732     Pool E83022, 6.00%, 4/1/2016                                                                                 215,522
    320,620     Pool A18401, 6.00%, 2/1/2034                                                                                 319,728
  2,289,066     Pool G01831, 6.00%, 5/1/2035                                                                               2,281,269
    173,075     Pool G10399, 6.50%, 7/1/2009                                                                                 173,513
    363,904     Pool C90504, 6.50%, 12/1/2021                                                                                369,870
    741,731     Pool C90293, 7.50%, 9/1/2019                                                                                 768,240
                   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                           16,982,869
                FEDERAL NATIONAL MORTGAGE ASSOCIATION-27.9%
    346,911     Pool 254227, 5.00%, 2/1/2009                                                                                 342,260
  5,421,773     Pool 838741, 5.00%, 9/1/2020                                                                               5,268,213
    187,080     Pool 839291, 5.00%, 9/1/2020                                                                                 181,781
  1,903,269     Pool 797663, 5.00%, 9/1/2035                                                                               1,802,376
 10,716,155     Pool 832483, 5.00%, 9/1/2035                                                                              10,148,087
  4,655,841     Pool 839271, 5.00%, 9/1/2035                                                                               4,409,033
    309,546     Pool 254400, 5.50%, 7/1/2009                                                                                 306,004
    767,941     Pool 619054, 5.50%, 2/1/2017                                                                                 762,509
  5,499,915     Pool 832365, 5.50%, 8/1/2020                                                                               5,450,702
 13,228,305     Pool 255933, 5.50%, 10/1/2035                                                                             12,859,290
  4,912,988     Pool 745418, 5.50%, 4/1/2036                                                                               4,775,936
  4,955,923     Pool 868574, 5.50%, 4/1/2036                                                                               4,814,576
    179,131     Pool 303831, 6.00%, 4/1/2011                                                                                 180,388
     50,172     Pool 196701, 6.50%, 5/1/2008                                                                                  50,334
    106,789     Pool 50905, 6.50%, 10/1/2008                                                                                 107,166
     64,787     Pool 424286, 6.50%, 6/1/2013                                                                                  65,698
     32,837     Pool 561915, 6.50%, 11/1/2030                                                                                 33,392
  4,611,212     Pool 725418, 6.50%, 5/1/2034                                                                               4,683,407
    179,495     Pool 313224, 7.00%, 12/1/2011                                                                                183,315
    463,678     Pool 254240, 7.00%, 3/1/2032                                                                                 476,879
    110,110     Pool 526062, 7.50%, 12/1/2029                                                                                113,933
                   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                            57,015,279
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-0.8%
    550,792     Pool 780825, 6.50%, 7/15/2028                                                                                564,358
    478,250     Pool 2701, 6.50%, 1/20/2029                                                                                  487,638
    269,401     Pool 2616, 7.00%, 7/20/2028                                                                                  278,629
     42,578     Pool 426727, 7.00%, 2/15/2029                                                                                 44,114
    238,448     Pool 781231, 7.00%, 12/15/2030                                                                               247,573
                   TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                          1,622,312
                   TOTAL MORTGAGE BACKED SECURITIES                                                                       75,620,460
                   (IDENTIFIED COST $76,993,343)
                NOTES - VARIABLE--0.5%
                COMMERCIAL BANKS--0.5%
  1,000,000     Key Bank, N.A., 5.450%, 3/3, 2016                                                                            965,419
                (IDENTIFIED COST $999,768)
                U.S. TREASURY-14.0%
                U.S. TREASURY BONDS-0.9%
    500,000     5.250%, 11/15/2028                                                                                           506,563
  1,000,000     10.625%, 8/15/2015                                                                                         1,406,719
                   TOTAL U.S. TREASURY BONDS                                                                               1,913,282
                U.S. TREASURY NOTES-13.1%
  1,300,000     3.500%, 2/15/2010                                                                                          1,240,687
  2,740,000     4.000%, 3/15/2010                                                                                          2,658,228
  1,000,000     4.000%, 4/15/2010                                                                                            969,531
    121,000     4.000%, 2/15/2015                                                                                            113,022
    975,000     4.125%, 5/15/2015                                                                                            917,719
    125,000     4.250%, 11/15/2014                                                                                           119,043
  1,440,000     4.250%, 8/15/2015                                                                                          1,365,249
     10,000     4.500%, 11/15/2015                                                                                             9,650
     80,000     4.750%, 11/15/2008                                                                                            79,650
  1,130,000     4.750%, 5/15/2014                                                                                          1,115,698
  2,000,000     5.125%, 6/30/2011                                                                                          2,017,812
 11,000,000     5.125%, 5/15/2016                                                                                         11,118,594
    220,000     6.125%, 8/15/2007                                                                                            222,234
    530,170     U.S. Treasury Inflation Protected Note, 1.625% 1/15/2015                                                     498,691
    653,121     U.S. Treasury Inflation Protected Note, 3.000% 7/15/2012                                                     675,368
  2,326,620     U.S. Treasury Inflation Protected Note, (Series A-2011), 3.500% 1/15/2011                                  2,438,952
  1,136,829     U.S. Treasury Inflation Protected Note, (Series A-2012) 3.375% 1/15/2012                                   1,194,914
                   TOTAL U.S. TREASURY NOTES                                                                              26,755,042
                   TOTAL U.S. TREASURY                                                                                    28,668,324
                   (IDENTIFIED COST $28,856,927)
                MUTUAL FUND--0.0%
         51     SSgA Money Market Fund                                                                                            51
                (AT NET ASSET VALUE)
                REPURCHASE AGREEMENT--6.6%
 13,458,107     Interest in $13,458,107 repurchase agreement 5.270%, dated 7/31/2006 under which Credit Suisse            13,458,107
                First Boston LLC, will repurchase a U.S. Treasury security maturing on 7/15/2014 for $13,460,077 on
                8/1/2006.  The market value of the underlying security at the end of the period was $13,729,450 (AT
                COST)
                   TOTAL INVESTMENTS-104.2%                                                                              213,133,992
                   (IDENTIFIED COST $217,284,624)3
                   OTHER ASSETS AND LIABILITIES - NET -(4.2)%                                                            (8,685,309)
                   TOTAL NET ASSETS -100%                                                                              $ 204,448,683

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $1,478,651, which represented 0.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $1,478,651, which represented 0.7% of total net assets.

3 At July 31, 2006, the cost of investments for federal tax purposes was $217,500,182. The net unrealized depreciation of investments for federal tax purposes was $4,366,190. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $538,242 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,904,432.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATIONS
Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in the other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.







MTB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

 SHARES        DESCRIPTION                                                                                                  VALUE IN
                                                                                                                                U.S.
                                                                                                                             DOLLARS
               COMMON STOCKS-98.2%
               AUSTRALIA-4.3%
    14,605     AMP Ltd.                                                                                                $     100,838
     5,375     APN News & Media                                                                                               20,718
     1,413     Alumina Ltd.                                                                                                    6,897
    15,029     Australia & New Zealand Banking Group, Melbourne                                                              290,797
       670     Australia Gas & Light Co., Ltd.                                                                                 9,765
       827     Australian Stock Exchange                                                                                      20,728
    26,245     BHP Billiton Ltd.                                                                                             558,498
     2,334     Babcock & Brown Ltd.                                                                                           34,608
    38,035     Bluescope Steel Ltd.                                                                                          199,652
     4,199     Boral Ltd.                                                                                                     24,229
     6,200     Brambles Industries Ltd.                                                                                       51,597
     1,160     CSL Ltd.                                                                                                       46,890
    30,730   1 CSR Ltd.                                                                                                       79,829
     5,015     Caltex Australia                                                                                               93,731
     8,209     Centro Props Group                                                                                             43,656
     3,780     Coca Cola Amatil                                                                                               19,842
       409     Cochlear Ltd.                                                                                                  16,636
    10,833     Coles Myer Ltd.                                                                                                94,386
    26,508     Commonwealth Bank of Australia                                                                                910,026
    72,381     Computershare Reg                                                                                             435,959
    60,644     DB RREEF Trust                                                                                                 72,031
     2,003     David Jones Ltd.                                                                                                4,635
     6,027     Downer Group                                                                                                   34,592
     6,328     Foster's Group Ltd.                                                                                            26,088
     4,204     Futuris Corp. Ltd.                                                                                              6,443
    19,418     GPT Group                                                                                                      67,258
    88,600     GWA International Ltd.                                                                                        196,893
     7,803     Harvey Norman Holdings Ltd.                                                                                    20,509
     6,983     Just Group                                                                                                     17,926
     4,815     Leighton Holdings Ltd.                                                                                         71,101
    23,193     Macquarie Airports                                                                                             54,740
     2,445     Macquarie Bank Ltd.                                                                                           115,882
    12,317     Macquarie Goodman Group                                                                                        56,348
     6,862     Macquarie Infrastructure Group                                                                                  9,517
    20,810     Macquarie Office Units NPV                                                                                     21,847
   127,500     Minara Resources Ltd.                                                                                         249,143
    14,085     Multiplex Group                                                                                                38,532
    12,364     National Australia Bank Ltd., Melbourne                                                                       340,136
    82,500     OneSteel Ltd.                                                                                                 246,557
    21,301   1 Oxiana Ltd.                                                                                                    49,785
     5,329     Pacific Brands Ltd.                                                                                             9,515
     6,997     Promina Group Ltd.                                                                                             29,436
    10,715     QBE Insurance Group Ltd.                                                                                      181,050
     6,993     Rinker Group Ltd.                                                                                              70,575
     2,943     Rio Tinto Ltd.                                                                                                167,698
    13,139     Santos Ltd.                                                                                                   115,787
   193,800     Smorgon Steel Group Ltd.                                                                                      255,435
    20,685     Stockland                                                                                                     108,418
     2,484     Suncorp-Metway Ltd.                                                                                            36,833
    41,093     Telstra Corp. Ltd.                                                                                            120,290
     1,013     UTD Group Ltd.                                                                                                 10,992
       855     Unitab Ltd.                                                                                                     9,651
     1,051     West Australia News Holdings                                                                                    6,838
     3,231     Westfield Group                                                                                                45,557
    11,056     Westpac Banking Corp.                                                                                         186,389
    19,778     Woodside Petroleum Ltd.                                                                                       648,520
     6,696     Woolsworth's Ltd.                                                                                              97,697
     3,741     Worleyparsons Ltd.                                                                                             57,478
     9,725     Zinifex Ltd.                                                                                                   78,621
               TOTAL AUSTRALIA                                                                                             6,996,025
               AUSTRIA-0.6%
     8,474     Erste Bank Der Ost                                                                                            488,843
     3,950     OMV AG                                                                                                        242,296
     1,700     Voestalpine AG                                                                                                251,165
               TOTAL AUSTRIA                                                                                                 982,304
               BELGIUM-1.2%
     5,005     Delhaize Group                                                                                                364,103
    28,758     Fortis                                                                                                      1,021,981
    10,200     InBev NV                                                                                                      535,512
               TOTAL BELGIUM                                                                                               1,921,596
               CANADA---1.4%
     5,200     Atco Ltd.                                                                                                     181,037
    12,810     BCE, Inc.                                                                                                     292,150
     2,100     Biovail Corp.                                                                                                  46,428
     7,900     Canadian Imperial Bank of Commerce                                                                            539,255
     7,900     Laurentian Bank of Canada                                                                                     212,561
     7,300     National Bank of Canada                                                                                       377,675
     5,800     Sobeys, Inc.                                                                                                  200,133
     9,100     Sun Life Financial, Inc.                                                                                      347,291
               TOTAL CANADA                                                                                                2,196,530
               DENMARK-0.6%
     5,400     Danske Bank A/S                                                                                               207,075
    30,200   1 Vestas Wind Systems A/S                                                                                       814,281
               TOTAL DENMARK                                                                                               1,021,356
               FINLAND-1.2%
     9,100     Kemira Oyj                                                                                                    151,000
     1,450     Metso Oyj                                                                                                      52,404
    49,190     Nokia Oyj                                                                                                     975,832
    28,570     Nokian Renkaat Oyj                                                                                            394,879
    11,900     Rautaruukki Oyj                                                                                               338,224
               TOTAL FINLAND                                                                                               1,912,339
               FRANCE-9.8%
    13,996     Air France KLM                                                                                                345,591
    17,032     Arcelor                                                                                                       908,341
        60     Arkema                                                                                                          2,325
     1,400     Assurances Generales de France                                                                                169,179
    24,432     BNP Paribas SA                                                                                              2,378,160
     2,388     Bouygues                                                                                                      119,241
     6,157     Cap Gemini SA                                                                                                 330,800
     5,260     Casino Guichard Perrachon SA                                                                                  432,376
     1,600     Christian Dior SA                                                                                             159,522
    10,595     Cie De Saint-Gobain                                                                                           756,554
    17,660     Credit Agricole SA                                                                                            709,928
     4,116     Essilor International SA                                                                                      411,684
     6,300     European Aeronautic Defence and Space Co. NV                                                                  181,474
     4,175     Lvmh Moet Hennessy Louis Vuitton                                                                              419,452
     4,400     Michelin                                                                                                      267,314
     5,800     Peugeot SA                                                                                                    304,433
     8,776     Sanofi-Aventis                                                                                                834,619
     5,600     Schneider Electric SA                                                                                         575,852
    11,634     Societe Generale                                                                                            1,735,797
     9,041     Technip SA                                                                                                    485,519
    25,168     Total SA, Class B                                                                                           1,711,967
     7,400     Valeo SA                                                                                                      270,444
     3,000     Vallourec                                                                                                     652,241
     9,400     Veolia Environment                                                                                            510,562
       873     Vinci SA                                                                                                       88,712
    29,957     Vivendi Universal SA                                                                                        1,014,460
               TOTAL FRANCE                                                                                               15,776,547
               GERMANY, FEDERAL REPUBLIC OF-6.5%
    16,312     Adidas Salomon AG                                                                                             760,966
     3,481     Allianz AG                                                                                                    546,847
    21,229     BASF AG                                                                                                     1,708,701
     6,100     Bayer AG                                                                                                      300,543
     4,800     Bayerische Motoren Werke AG                                                                                   247,775
    11,700     DaimlerChrysler AG                                                                                            603,951
               Deutsche Bank AG                                                                                              917,787
   7,961
     7,908     E.On AG                                                                                                       953,397
       900     Fresenius Medical Care AG                                                                                     147,996
     3,602     Muenchener Ruckvers AG                                                                                        496,147
       167     Porsche AG                                                                                                    163,621
    15,636     RWE AG                                                                                                      1,373,573
     2,104     SAP AG                                                                                                        385,060
     2,015     Salzgitter AG                                                                                                 159,019
     6,851     Siemens AG                                                                                                    552,305
     5,139     Thyssenkrupp AG                                                                                               180,573
    12,610     Volkswagen AG                                                                                                 946,346
               TOTAL GERMANY, FEDERAL REPUBLIC OF                                                                         10,444,607
               GREECE-0.1%
    17,500     Intracom SA                                                                                                   112,220
               HONG KONG-2.7%
    49,500     BOC Hong Kong Holdings Ltd.                                                                                   100,781
    10,200     Bank of East Asia Ltd.                                                                                         42,072
    17,000     CLP Holdings Ltd.                                                                                             100,860
    12,000     Cheung Kong Holdings Ltd.                                                                                     130,035
     7,500     China Mobile Ltd.                                                                                              48,310
   766,000     China Petroleum & Chemical Corp.                                                                              429,816
   118,000     Citic Pacific Ltd.                                                                                            344,727
    95,000     Esprit Holdings Ltd.                                                                                          722,568
    28,000     F E Consortm International                                                                                     11,820
   272,000   1 FoxConn International Holdings Ltd.                                                                           632,900
     1,600     HSBC Holdings PLC                                                                                              28,869
    17,000     Hang Lung Group Ltd.                                                                                           42,882
    13,000     Hang Lung Properties Ltd.                                                                                      25,665
     1,900     Hang Seng Bank Ltd.                                                                                            24,281
     2,000     Henderson Land Development Co., Ltd.                                                                           10,965
    14,000     Hong Kong & China Gas                                                                                          31,711
    15,500     Hong Kong Electric                                                                                             73,808
     4,500     Hong Kong Exchange                                                                                             29,246
     5,000     Hopewell Holdings                                                                                              14,253
    14,000     Hutchison Whampoa Ltd.                                                                                        127,654
    10,000     Kingboard Chemical                                                                                             29,279
    16,000     Li & Fung Ltd.                                                                                                 33,482
     8,000     MTR Corp.                                                                                                      20,550
    27,000     New World Development Co., Ltd.                                                                                46,493
     7,000     Orient Overseas International Ltd.                                                                             27,657
    27,000     PCCW Ltd.                                                                                                      17,027
   224,000     PetroChina Co., Ltd.                                                                                          253,975
   226,000     Shangri-La Asia Ltd.                                                                                          470,021
     9,000     Sun Hung Kai Properties Ltd.                                                                                   94,631
     6,500     Swire Pacific Ltd.                                                                                             67,424
     2,000     Television Broadcast                                                                                           12,239
    20,000     Texwinca Holdings                                                                                              12,844
    42,000     Vtech Holdings Ltd.                                                                                           234,859
     5,000     Wharf Holdings Ltd.                                                                                            18,565
     9,000     Wheelock & Co.                                                                                                 15,637
     2,000     Wing Hang Bank Ltd.                                                                                            18,275
     2,100     Wing Lung Bank                                                                                                 18,594
    11,000     Yue Yuen Industrial Holding                                                                                    30,720
               TOTAL HONG KONG                                                                                             4,395,495
               IRELAND-0.8%
    21,035     Anglo Irish Bank Corp. PLC                                                                                    306,408
    12,139     Bank of Ireland                                                                                               214,703
    32,031     C & C Group PLC                                                                                               337,037
    16,500     Irish Life & Permanent PLC                                                                                    380,442
               TOTAL IRELAND                                                                                               1,238,590
               ISRAEL---0.1%
    41,800     Bank Hapoalim BM                                                                                              186,943
               ITALY-2.2%
     7,703     Autogrill SpA                                                                                                 120,735
    18,200     Benetton Group SpA                                                                                            265,500
    46,920     ENI SpA                                                                                                     1,439,054
    21,097     Enel SpA                                                                                                      186,220
    30,400     IFIL-Investments SpA                                                                                          177,078
    19,800     Milano Assicurazioni SpA                                                                                      135,694
    19,200     San Paolo Imi SpA                                                                                             341,894
   124,800     UniCredito Italian SpA                                                                                        960,503
               TOTAL ITALY                                                                                                 3,626,678
               JAPAN-21.0%
     5,900     AEON Co., Ltd.                                                                                                137,664
     6,500     Acom Co., Ltd.                                                                                                294,823
     8,000     Aioi Insurance Co., Ltd.                                                                                       62,314
    17,800     Alpine Electronics, Inc.                                                                                      249,661
     4,100     Alps Electric Co., Ltd.                                                                                        50,747
    12,000     Amada Co., Ltd.                                                                                               127,385
     1,700     Aoyama Trading Co.                                                                                             52,937
    16,500     Asahi Breweries Ltd.                                                                                          240,926
     3,000     Asahi Glass Co.                                                                                                38,440
    49,000     Asahi Kasei Corp.                                                                                             304,741
     2,500     Astellas Pharma, Inc.                                                                                          99,437
     1,500     Autobacs Seven Co., Ltd.                                                                                       66,204
    21,000     Bank of Yokohama Ltd.                                                                                         168,337
     3,000     Bridgestone Corp.                                                                                              54,560
     9,000     Brother Industries Ltd.                                                                                        90,043
     1,600     CSK Holdings Corp.                                                                                             65,733
    11,000     Calsonic Corp.                                                                                                 67,260
     9,900     Canon, Inc.                                                                                                   475,808
    20,300     Capcom Co., Ltd.                                                                                              241,698
     5,900     Casio Computer Co., Ltd.                                                                                      116,564
    12,000     Central Glass Co., Ltd.                                                                                        67,094
        17     Central Japan Railway Co.                                                                                     188,320
     4,000     Chiba Bank Ltd.                                                                                                39,147
    21,300     Chubu Electric Power Co., Ltd.                                                                                516,499
    10,700     Chugoku Electric Power Co., Inc.                                                                              222,129
    35,000     Cosmo Oil Company Ltd.                                                                                        168,825
     7,000     Dai Nippon Printing Co., Ltd.                                                                                 110,271
     5,500     Daifuku Co., Ltd.                                                                                              76,951
     4,000     Daio Paper Corp.                                                                                               37,996
     2,100     Daito Trust Construction Co., Ltd.                                                                            114,117
    55,000     Daiwa Securities Group, Inc.                                                                                  614,549
    28,000     Denki Kagaku Kogyo                                                                                            112,835
    25,800     Denso Corp.                                                                                                   884,417
        36     East Japan Railway Co.                                                                                        267,853
     2,700     Eisai Co., Ltd.                                                                                               124,585
     1,300     Electric Power Development Co.                                                                                 48,532
     1,500     FamilyMart Co., Ltd.                                                                                           45,270
     2,100     Fanuc Ltd.                                                                                                    175,114
     7,000     Fuji Electric Holdings Co., Ltd.                                                                               34,620
    51,000     Fuji Heavy Industries Ltd.                                                                                    313,620
    20,000     Fujitsu Ltd.                                                                                                  155,087
     7,000     Hankyu Department Stores                                                                                       54,281
       500     Hirose Electric Co., Ltd.                                                                                      64,460
     1,600     Hisamitsu Pharmaceutical Co.                                                                                   50,800
     2,000     Hitachi Capital Corp.                                                                                          34,158
     3,300     Hitachi Chemical Co., Ltd.                                                                                     80,453
     2,500     Hitachi High-Technologies Corp.                                                                                73,052
    19,000     Hitachi Ltd.                                                                                                  121,645
    21,000     Honda Motor Co., Ltd.                                                                                         692,398
     2,000     Hoya Corp.                                                                                                     69,955
         4   1 INPEX Corp.                                                                                                    37,682
    10,100     Ibiden Co., Ltd.                                                                                              488,063
     2,100     Isetan Co., Ltd.                                                                                               32,990
     1,700     JFE Holdings, Inc.                                                                                             67,914
        29     Japan Tobacco, Inc.                                                                                           111,047
    16,000     Joyo Bank Ltd.                                                                                                 97,832
        20     KDDI Corp.                                                                                                    129,792
     6,000     Kamigumi Co., Ltd.                                                                                             43,857
    13,400     Kansai Electric Power Co., Inc.                                                                               308,570
    11,000     Kawasaki Kisen Kaisha Ltd.                                                                                     63,806
    17,000     Kenwood Corp.                                                                                                  29,657
     4,000     Kikkoman Corp.                                                                                                 51,393
     3,000     Kirin Brewery Co., Ltd.                                                                                        44,485
    23,000     Kobe Steel Ltd.                                                                                                69,414
    16,000     Komatsu Ltd.                                                                                                  321,689
    21,000     Kubota Corp.                                                                                                  193,066
     9,000     Kureha Corp.                                                                                                   40,822
     1,200     Kyocera Corp.                                                                                                  98,286
    38,000     Kyowa Hakko Kogyo Co.,  Ltd.                                                                                  275,773
     7,700     Kyushu Electric Power Co., Inc.                                                                               179,663
     3,300     Leopalace21 Corp.                                                                                             115,426
     8,000     Maeda Road Construction Co., Ltd.                                                                              58,267
     4,700     Makita Corp.                                                                                                  154,145
    34,000     Marubeni Corp.                                                                                                180,610
     4,600     Marui Co., Ltd.                                                                                                65,442
    16,000     Matsushita Electric Industrial Co., Ltd.                                                                      332,854
    12,000     Mazda Motor Corp.                                                                                              78,085
        13     Millea Holdings, Inc.                                                                                         251,734
     6,300     Ministop Co., Ltd.                                                                                            117,873
    11,500     Mitsubishi Chemicals Holdings Corp.                                                                            72,323
     8,300     Mitsubishi Corp.                                                                                              170,134
    19,000     Mitsubishi Electric Corp.                                                                                     149,156
     7,000     Mitsubishi Estate Co., Ltd.                                                                                   145,013
    10,000     Mitsubishi Gas Chemical Co., Inc.                                                                             100,571
    27,000     Mitsubishi Materials Corp.                                                                                    107,157
    12,000     Mitsubishi Rayon Co., Ltd.                                                                                     91,064
        64     Mitsubishi UFJ Financial Group, Inc.                                                                          904,357
     3,000     Mitsubishi UFJ Securities Co.                                                                                  33,783
    17,000     Mitsui & Co., Ltd.                                                                                            259,052
     2,000     Mitsui Fudosan Co., Ltd.                                                                                       42,479
    14,000     Mitsui Mining & Smelting Co., Ltd.                                                                             79,620
    14,000     Mitsui OSK Lines Ltd.                                                                                          92,320
     7,000     Mitsui Sumitomo Insurance Co., Ltd.                                                                            82,428
        73     Mizuho Financial Group, Inc.                                                                                  613,189
     8,500     Mori Seiki Co., Ltd.                                                                                          175,716
       600     Murata Manufacturing Co., Ltd.                                                                                 39,670
    15,000     NEC Corp.                                                                                                      82,952
    35,700     NSK Ltd.                                                                                                      273,717
     6,000     NTN Corp.                                                                                                      45,218
       243     NTT DoCoMo, Inc.                                                                                              353,971
     4,000     Ngk Spark Plug Co., Ltd.                                                                                       83,562
     8,100     Nidec Corp.                                                                                                   575,114
     3,500     Nikko Cordial Corp.                                                                                            41,733
     5,000     Nikon Corp.                                                                                                    88,534
     3,000     Nippon Kayaku Co., Ltd.                                                                                        25,278
    19,500     Nippon Mining Holdings, Inc.                                                                                  164,988
    50,000     Nippon Oil Corp.                                                                                              391,644
     8,000     Nippon Paint Co., Ltd.                                                                                         36,635
     8,000     Nippon Shinyaku Co., Ltd.                                                                                      69,920
     2,000     Nippon Shokubai Co., Ltd.                                                                                      23,150
   115,000     Nippon Steel Corp.                                                                                            447,381
       132     Nippon Telephone & Telegraph Corp.                                                                            689,677
    14,000     Nippon Yusen KK                                                                                                90,122
    37,300     Nissan Motor Co., Ltd.                                                                                        402,135
     9,000     Nisshin Oillio Group Ltd.                                                                                      58,720
     4,000     Nisshinbo Industries, Inc.                                                                                     42,357
     8,700     Nitto Denko Corp.                                                                                             632,134
    42,400     Nomura Holdings, Inc.                                                                                         752,619
    55,000     OJI Paper Co., Ltd.                                                                                           319,028
     4,470     ORIX Corp.                                                                                                  1,171,647
       600     Ono Pharmaceutical                                                                                             29,465
    13,000     Obayashi Corp.                                                                                                 84,025
     7,000     Pacific Metals Co.                                                                                             50,922
        50     Resona Holdings, Inc.                                                                                         156,570
     7,000     Ricoh Co., Ltd.                                                                                               141,044
     4,400     SMC Corp.                                                                                                     563,025
     2,600     Santen Pharmaceutical Co., Ltd.                                                                                62,707
     2,000     Secom Co., Ltd.                                                                                                97,518
     4,900     Seven & I Holdings Co., Ltd.                                                                                  170,963
    48,000     Sharp Corp.                                                                                                   810,990
     1,800     Shimachu Co., Ltd.                                                                                             47,259
    16,000     Shimizu Corp.                                                                                                  85,411
     3,900     Shin-Etsu Chemical Co., Ltd.                                                                                  225,880
    24,000     Shinmaywa Industries Ltd.                                                                                     118,906
    14,000     Shinsei Bank Ltd.                                                                                              87,313
    30,600     Showa Shell Sekiyu KK                                                                                         382,483
     3,200     Softbank Corp.                                                                                                 58,755
     2,000     Sompo Japan Insurance, Inc.                                                                                    27,023
     5,900     Sony Corp.                                                                                                    271,726
    26,000     Sumitomo Bakelite Co., Ltd.                                                                                   228,828
    39,000     Sumitomo Corp.                                                                                                552,453
    14,000     Sumitomo Chemical Co., Ltd.                                                                                   110,637
     9,000     Sumitomo Electric Industries Ltd.                                                                             117,990
    36,000     Sumitomo Metal Industries Ltd.                                                                                143,818
     7,000     Sumitomo Metal Mining Co., Ltd.                                                                                98,731
       109     Sumitomo Mitsui Financial Group, Inc.                                                                       1,159,928
     4,000     Sumitomo Realty & Development Co., Ltd.                                                                        99,437
    12,000     Sumitomo Trust & Banking Co., Ltd.                                                                            127,385
     1,700     TDK Corp.                                                                                                     132,862
    20,400     THK Co.                                                                                                       542,719
     1,500     TIS, Inc.                                                                                                      32,775
    18,000     Taiheiyo Cement Corp.                                                                                          67,670
     7,800     Takeda Pharmaceutical Co., Ltd.                                                                               503,467
     1,430     Takefuji Corp.                                                                                                 70,100
    10,000     Tanabe Seiyaku Co., Ltd.                                                                                      131,188
    24,000     Teijin Ltd.                                                                                                   135,235
    10,000     Toagosei Co., Ltd.                                                                                             38,815
    14,000     Tobu Railway Co.                                                                                               67,897
    10,800     Tohoku Electric Power Co., Inc.                                                                               227,031
     8,000     Tokyo Electric Power Co., Inc.                                                                                214,924
     2,700     Tokyo Electron Ltd.                                                                                           171,687
    11,000     Tokyo Gas Co., Ltd.                                                                                            54,691
    39,000     Toshiba Corp.                                                                                                 252,074
    19,000     Tosoh Corp.                                                                                                    67,120
     5,000     Toyo Suisan Kaisha Ltd.                                                                                        80,727
    31,000     Toyo Tire & Rubber Co., Ltd.                                                                                  119,517
    30,700     Toyota Motor Corp.                                                                                          1,622,766
    13,000     UNY Co., Ltd.                                                                                                 186,759
       820     USS Co., Ltd.                                                                                                  54,502
        20     West Japan Railway Co.                                                                                         83,562
     5,600     Yamaha Corp.                                                                                                  108,683
     4,100     Yamaha Motor Co., Ltd.                                                                                        106,751
    46,000     Yokohama Rubber Co., Ltd.                                                                                     197,811
               TOTAL JAPAN                                                                                                34,007,345
               MALAYSIA-0.1%
    61,000     Kuala Lumpur Kepong BHD                                                                                       183,459
               MEXICO-0.1%
   171,800     Telefonos de Mexico SA de CV                                                                                  202,030
               NETHERLANDS-2.7%
     6,391   1 ASM Lithography Holding NV                                                                                    125,968
    31,400     Aegon NV                                                                                                      533,067
    52,479     ING Groep NV                                                                                                2,130,426
     2,119     Koninklijke DSM NV                                                                                             82,828
    72,015     Koninklijke KPN NV                                                                                            817,809
     1,200     Nutreco Holdings NV                                                                                            74,621
     6,872     Randstand Holdings NV                                                                                         376,677
    10,977     Unilever NV                                                                                                   260,955
               TOTAL NETHERLANDS                                                                                           4,402,351
               NEW ZEALAND-0.2%
    14,253     Auckland International Airport Ltd.                                                                            18,486
    55,900     Fisher & Paykel Appliances Holdings Ltd.                                                                      161,572
    10,912     Kiwi Income Property Trust                                                                                      9,502
    22,148     Telecom Corp. of New Zealand Ltd.                                                                              55,809
               TOTAL NEW ZEALAND                                                                                             245,369
               NORWAY-1.3%
     2,100     Aker Kvaerner                                                                                                 211,553
    14,000     Norsk Hydro ASA                                                                                               398,083
     7,620     Orkla ASA                                                                                                     345,435
     5,500   1 Petroleum Geo-Services ASA                                                                                    297,587
    13,800     Statoil ASA                                                                                                   409,213
    37,815     Telenor ASA                                                                                                   482,326
               TOTAL NORWAY                                                                                                2,144,197
               PORTUGAL-0.3%
    66,500     Banco Commercial Portugues SA                                                                                 191,131
    78,200     Energias de Portugal SA                                                                                       309,667
               TOTAL PORTUGAL                                                                                                500,798
               SINGAPORE-1.1%
    10,000     CapitaLand Ltd.                                                                                                25,968
    14,000     Capitamall Trust                                                                                               19,685
    11,000   1 Chartered Semi Conductors                                                                                       7,524
     5,000     City Developments Ltd.                                                                                         28,343
    47,000     DBS Group Holdings Ltd.                                                                                       538,810
     5,000     Fraser & Neave Ltd.                                                                                            12,794
    62,600     Keppel Corp., Ltd.                                                                                            606,631
   141,000     MobileOne Ltd.                                                                                                183,969
    11,000     Neptune Orient Lines Ltd.                                                                                      12,610
    12,000     Overseas Chinese Banking Corp.                                                                                 48,263
    13,000     SembCorp Industries Ltd.                                                                                       27,995
     5,000     Sia Engineering Co.                                                                                            11,401
     4,000     Singapore Airlines Ltd.                                                                                        32,935
     2,000     Singapore Land                                                                                                  7,980
     2,000     Singapore Petrol                                                                                                6,334
     8,000     Singapore Post                                                                                                  5,472
    12,000     Singapore Press Holdings Ltd.                                                                                  29,642
    48,000     Singapore Telecommunications Ltd.                                                                              78,741
     9,000   1 Stats Chippac Ltd.                                                                                              5,102
    10,000     United Overseas Bank Ltd.                                                                                      98,806
    11,000     Wing Tai Holdings                                                                                               9,893
               TOTAL SINGAPORE                                                                                             1,798,898
               SOUTH AFRICA-0.3%
    17,600     Remgro Ltd.                                                                                                   362,205
     9,000     Telkom SA Ltd.                                                                                                169,665
               TOTAL SOUTH AFRICA                                                                                            531,870
               SPAIN-5.0%
    99,397     Banco Bilbao Vizcaya Argentaria SA                                                                          2,112,777
   133,857     Banco Santander Central Hispano SA                                                                          2,027,930
     9,393     Gestevision Telecinco SA                                                                                      228,454
    22,713     Inditex SA                                                                                                    986,752
    17,800     Repsol YPF SA                                                                                                 500,230
   132,941     Telefonica SA                                                                                               2,248,402
               TOTAL SPAIN                                                                                                 8,104,545
               SWEDEN-1.5%
     7,000     Atlas Copco AB                                                                                                174,343
     7,800     Electrolux AB                                                                                                 113,098
     7,800     Husqvarna AB                                                                                                   83,876
    76,500     Nordea Bank AB                                                                                                957,968
    42,000     Sandvik AB                                                                                                    437,072
    10,900     Volvo AB                                                                                                      576,984
               TOTAL SWEDEN                                                                                                2,343,341
               SWITZERLAND-6.2%
     1,757   1 Actelion                                                                                                      221,454
     6,314     Baloise Holdings AG                                                                                           502,842
    20,297     Credit Suisse Group                                                                                         1,137,279
     7,840     Holcim                                                                                                        611,948
     2,098     Nestle SA                                                                                                     687,513
    18,632     Novartis AG                                                                                                 1,058,370
     5,678     Richemont AG                                                                                                  256,088
     6,036     Roche Holding AG                                                                                            1,074,222
       321     Serono SA                                                                                                     217,165
     1,300     Swisscom AG                                                                                                   428,914
     6,244   1 Syngenta AG                                                                                                   897,618
     3,524     Synthes, Inc.                                                                                                 406,654
    22,424     UBS AG                                                                                                      1,220,013
       442     Unaxis Holdings AG                                                                                            125,716
     5,199     Zurich Financial Services AG                                                                                1,167,140
               TOTAL SWITZERLAND                                                                                          10,012,936
               TURKEY---0.1%
    10,800     Tupras (Turkiye Petrol Rafine)                                                                                203,726
               UNITED KINGDOM-21.1%
   286,642     ARM Holdings PLC                                                                                              622,457
    16,300     Alliance & Leicester PLC                                                                                      318,795
    27,972     Alliance Boots PLC                                                                                            410,698
    32,843     AstraZeneca PLC                                                                                             2,005,555
     7,914     Atkins WS                                                                                                     124,698
    79,219     Aviva PLC                                                                                                   1,062,504
    29,700     BHP Billiton PLC                                                                                              562,563
   190,500     BP PLC                                                                                                      2,295,258
   149,544     BT Group PLC                                                                                                  664,150
   192,708     Barclays PLC                                                                                                2,260,665
    28,100     Bradford & Bingley PLC                                                                                        235,421
    97,607   1 British Airways PLC                                                                                           705,616
    25,495     British American Tobacco PLC                                                                                  687,224
    29,800     British Insurance Holdings PLC                                                                                145,150
    70,599     British Sky Broadcasting PLC                                                                                  739,181
    43,600     Brown Group PLC                                                                                               184,269
     8,920     CSR                                                                                                           189,120
    10,935     Carnival PLC                                                                                                  436,107
    83,411     Corus Group PLC                                                                                               668,822
    19,071     Countrywide                                                                                                   150,336
   114,200     DSG International PLC                                                                                         425,585
    13,900     Dairy Crest Group PLC                                                                                         138,914
     9,800     De La Rue PLC                                                                                                  98,580
    64,700     First Choice Holidays PLC                                                                                     277,071
    35,300     GKN PLC                                                                                                       171,115
    73,577     GlaxoSmithKline PLC                                                                                         2,035,513
    35,962     HBOS PLC                                                                                                      654,640
    64,265     HSBC Holdings PLC                                                                                           1,165,656
    17,600     Hanson PLC                                                                                                    216,658
   199,905     Hays PLC                                                                                                      499,453
    75,400     Imperial Chemical Industries PLC                                                                              522,191
    29,866     Imperial Tobacco Group PLC                                                                                    976,319
    21,200     Lloyds TSB Group PLC                                                                                          213,453
     9,300     Man Group PLC                                                                                                 426,319
    21,046     Mitchells & Butler                                                                                            208,364
    56,508     National Grid PLC                                                                                             643,369
    33,600     Northumbrian Water Group PLC                                                                                  163,816
    45,300     Old Mutual PLC                                                                                                137,085
    48,011     Premier Farnell                                                                                               161,656
    62,447     Prudential PLC                                                                                                656,162
    25,610     Rio Tinto PLC                                                                                               1,322,761
    25,760     Reckitt Benckiser PLC                                                                                       1,033,611
    13,812     Rolls Royce Group                                                                                             113,717
   168,500     Royal & Sun Alliance Insurance Group                                                                          420,989
    22,535     Royal Bank of Scotland Group PLC, Edinburgh                                                                   733,301
    31,750     Royal Dutch Shell                                                                                           1,120,347
    20,800     Royal Dutch Shell B Shares                                                                                    765,820
    51,261     Smith & Nephew PLC                                                                                            441,433
    53,956     Tate & Lyle PLC                                                                                               690,410
    20,200     Taylor Woodrow PLC                                                                                            129,898
    87,091     Tesco PLC                                                                                                     584,856
   120,851     Tomkins PLC                                                                                                   636,614
    18,566     Unilever PLC                                                                                                  439,065
    16,400     United Utilities PLC                                                                                          202,192
     8,800     Viridian Group PLC                                                                                            169,233
   479,813     Vodafone Group PLC                                                                                          1,041,938
               TOTAL UNITED KINGDOM                                                                                       34,106,693
               UNITED STATES----5.7%
     8,300     Aracruz Celulose SA                                                                                           414,834
    15,900     Au Optronics Corp.                                                                                            234,366
     8,400     BP PLC                                                                                                        609,168
    10,789     Cameo Corp.                                                                                                   430,481
    14,700     Chunghwa Telecom Co. Ltd.                                                                                     272,979
     9,000     Elec & Eltek International Co., Ltd.                                                                           22,500
     7,500     HDFC Bank Ltd.                                                                                                406,125
    11,600     Infosys Technologies Ltd.                                                                                     476,644
    13,000     Koninkljike Philips Electrs N                                                                                 428,090
     5,200     Kookmin Bank                                                                                                  448,448
    25,600     Korea Electric Power Corp.                                                                                    489,984
    17,100     Manulife Financial Corp.                                                                                      541,728
     7,400     POSCO                                                                                                         456,876
     6,300     Petroleo Brasileiro SA                                                                                        521,892
     1,244     Samsung Electronics Co., Ltd.                                                                                 395,903
     8,000     Sap AG                                                                                                        365,040
     4,900     State Bank of India Ltd.                                                                                      209,475
     6,964     Suncor Energy, Inc.                                                                                           564,432
    45,261     Taiwan Semiconductor Manufacturing Co., Ltd.                                                                  392,410
    12,400     Teva Pharmaceutical Industries Ltd.                                                                           410,192
     9,400     Total SA                                                                                                      641,362
    15,899     Wal-Mart de Mexico SA de CV                                                                                   492,472
               TOTAL UNITED STATES                                                                                         9,225,401
               TOTAL COMMON STOCKS                                                                                       158,824,189
               (IDENTIFIED COST $133,033,032)
             2 MUTUAL FUND-1.2%
 1,887,855     MTB Prime Money Market Fund, Corporate Shares (AT NET ASSET VALUE)                                          1,887,855
               TOTAL INVESTMENTS-99.4%                                                                                   160,712,044
               (IDENTIFIED COST $134,920,887)3
               OTHER ASSETS AND LIABILITIES---NET-0.6%                                                                     1,001,594
               TOTAL NET ASSETS-100%                                                                                   $ 161,713,638

1    Non-income producing security.

2    Affiliated company.

3 At July 31, 2006, the cost of investments for federal tax purposes was $134,920,887. The net unrealized appreciation of investments for federal tax purposes was $25,791,157. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,624,616 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,833,459.

Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATION - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Investments in other open-end
regulated investment companies are valued at net asset value.   Securities for
which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.







MTB LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  SHARES  DESCRIPTION   VALUE

             COMMON STOCKS--99.7%
             AEROSPACE & DEFENSE--0.8%
   6,000     United Technologies Corp.                        $    373,140
             AIR FREIGHT & LOGISTICS--1.0%
   6,900     United Parcel Service, Inc.                           475,479
             BEVERAGES--4.2%
  18,400     Coca-Cola Co.                                         818,800
  19,000     PepsiCo, Inc.                                       1,204,220
                TOTAL BEVERAGES                                  2,023,020
             BIOTECHNOLOGY--3.3%
  16,600   1 Amgen, Inc.                                         1,157,684
   2,000   1 Genzyme Corp.                                         136,560
   4,500   1 Gilead Sciences, Inc.                                 276,660
                TOTAL BIOTECHNOLOGY                              1,570,904
             CAPITAL MARKETS--2.1%
   6,000     Lehman Brothers Holdings, Inc.                        389,700
   9,200     Morgan Stanley                                        611,800
                TOTAL CAPITAL MARKETS                            1,001,500
             COMMERCIAL BANKS--0.5%
   3,000     Zions Bancorp                                         246,420
             COMMUNICATIONS EQUIPMENT--5.3%
  50,700   1 Cisco Systems, Inc.                                   904,995
  26,700   1 Corning, Inc.                                         509,169
  17,100     Motorola, Inc.                                        389,196
  20,200     Qualcomm, Inc.                                        712,252
                TOTAL COMMUNICATIONS EQUIPMENT                   2,515,612
             COMPUTERS & PERIPHERALS--5.1%
   3,000   1 Apple Computer, Inc.                                  203,880
  19,500   1 Dell, Inc.                                            422,760
  46,200   1 EMC Corp. Mass                                        468,930
  11,500     IBM Corp.                                             890,215
  18,700   1 Seagate Technology Holdings                           433,840
                TOTAL COMPUTERS & PERIPHERALS                    2,419,625
             CONSTRUCTION & ENGINEERING--1.0%
   9,700     Chicago Bridge & Iron Co., N.V.                       235,322
   6,000   1 Foster Wheeler Ltd.                                   228,840
                TOTAL CONSTRUCTION & ENGINEERING                   464,162
             CONSUMER FINANCE--1.7%
   9,000     American Express Co.                                  468,540
   4,600     Capital One Financial Corp.                           355,810
                TOTAL CONSUMER FINANCE                             824,350
             DIVERSIFIED FINANCIAL SERVICES--2.1%
  13,900     Bank of America Corp.                                 716,267
   4,800     Moody's Corp.                                         263,424
                TOTAL DIVERSIFIED FINANCIAL SERVICES               979,691
             ELECTRICAL EQUIPMENT--1.0%
   7,700     Rockwell Automation, Inc.                             477,246
             ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
  10,000     Jabil Circuit, Inc.                                   231,000
             ENERGY EQUIPMENT & SERVICES--3.9%
  11,000     ENSCO International, Inc.                             508,420
  10,200   1 Nabors Industries Ltd.                                360,264
   8,000     Schlumberger Ltd.                                     534,800
  10,000   1 Weatherford International Ltd.                        468,400
                TOTAL ENERGY EQUIPMENT & SERVICES                1,871,884
             FOOD & STAPLES RETAILING-2.9%
  16,400     Sysco Corp.                                           452,640
  21,400     Wal-Mart Stores, Inc.                                 952,300
                TOTAL FOOD & STAPLES RETAILING                   1,404,940
             HEALTH CARE EQUIPMENT & SUPPLIES--4.0%
   9,000     Dentsply International, Inc.                          281,700
   5,300   1 Kinetic Concepts, Inc.                                236,168
   5,000     Medtronic, Inc.                                       252,600
  14,000     Mentor Corp.                                          622,440
   7,800   1 Zimmer Holdings, Inc.                                 493,272
                TOTAL HEALTH CARE EQUIPMENT & SUPPLIES           1,886,180
             HEALTH CARE PROVIDERS & SERVICES--3.8%
  11,300     Caremark Rx, Inc.                                     596,640
   6,000   1 Express Scripts, Inc., Class A                        462,180
   8,200   1 Health Net, Inc.                                      344,154
   8,300     UnitedHealth Group, Inc.                              396,989
                TOTAL HEALTH CARE PROVIDERS & SERVICES           1,799,963
             HEALTH CARE TECHNOLOGY--0.7%
   8,200   1 Cerner Corp.                                          331,936
             HOTELS, RESTAURANTS & LEISURE--1.0%
  10,700     Hilton Hotels Corp.                                   256,051
   7,000   1 Starbucks Corp.                                       239,820
                TOTAL HOTELS, RESTAURANTS & LEISURE                495,871
             HOUSEHOLD PRODUCTS--4.3%
   4,000     Colgate-Palmolive Co.                                 237,280
  31,900     Procter & Gamble Co.                                1,792,780
                TOTAL HOUSEHOLD PRODUCTS                         2,030,060
             INDUSTRIAL CONGLOMERATES--3.3%
   3,300     3M Co.                                                232,320
  40,900     General Electric Co.                                1,337,021
                TOTAL INDUSTRIAL CONGLOMERATES                   1,569,341
             INSURANCE--2.8%
  13,400     American International Group, Inc.                    812,978
   9,300     Lincoln National Corp.                                527,124
                TOTAL INSURANCE                                  1,340,102
             INTERNET & CATALOG RETAIL-0.5%
   9,500   1 eBay, Inc.                                            228,665
             INTERNET SOFTWARE & SERVICES-1.9%
   1,900   1 Google Inc.                                           734,540
   6,000   1 Yahoo, Inc.                                           162,840
                TOTAL INTERNET SOFTWARE & SERVICES                 897,380
             MACHINERY--1.9%
   5,000     Caterpillar, Inc.                                     354,350
   5,500     Graco, Inc.                                           216,095
   9,200     Joy Global, Inc.                                      345,184
                TOTAL MACHINERY                                    915,629
             MEDIA--1.0%
  12,500     News Corp., Inc.                                      240,500
  14,700     Time Warner, Inc.                                     242,550
                TOTAL MEDIA                                        483,050
             METALS & MINING--1.0%
  10,600   1 Companhia Vale Do Rio Doce, ADR                       245,920
   7,500     Fording Canadian Coal Trust                           216,000
                TOTAL METALS & MINING                              461,920
             MULTILINE RETAIL--2.2%
   3,000   1 Kohl's Corp.                                          169,890
   2,000   1 Sears Holdings Corp.                                  274,500
  13,500     Target Corp.                                          619,920
                TOTAL MULTILINE RETAIL                           1,064,310
             OIL, GAS & CONSUMABLE FUELS--9.1%
   9,000     Chevron Corp.                                         592,020
   7,200     ConocoPhillips                                        494,208
   4,000     EOG Resources, Inc.                                   296,600
  36,400     Exxon Mobil Corp.                                   2,465,736
   4,000     Peabody Energy Corp.                                  199,600
   6,000     XTO Energy, Inc.                                      281,940
                TOTAL OIL, GAS & CONSUMABLE FUELS                4,330,104
             PERSONAL PRODUCTS--0.6%
   7,500     Estee Lauder Cos., Inc., Class A                      279,900
             PHARMACEUTICALS--10.4%
   8,200     Abbott Laboratories                                   391,714
   9,700     Eli Lilly & Co.                                       550,669
  26,000     Johnson & Johnson                                   1,626,300
   7,000     Novartis AG, ADR                                      393,540
  57,100     Pfizer, Inc.                                        1,484,029
  10,500     Wyeth                                                 508,935
                TOTAL PHARMACEUTICALS                            4,955,187
             SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.3%
  16,200   1 Advanced Micro Devices, Inc.                          314,118
  23,200     Intel Corp.                                           417,600
  11,400     Texas Instruments, Inc.                               339,492
                TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS         1,071,210
             SOFTWARE--5.4%
   6,500   1 Autodesk, Inc.                                        221,715
   8,500   1 Electronic Arts, Inc.                                 400,435
  66,200     Microsoft Corp.                                     1,590,786
   7,600     SAP AG, ADR                                           346,788
                TOTAL SOFTWARE                                   2,559,724
             SPECIALTY RETAIL--3.9%
   5,200   1 Bed Bath & Beyond, Inc.                               174,096
   5,400     Best Buy Co., Inc.                                    244,836
  24,000     Home Depot, Inc.                                      833,040
  14,100     Lowe's Cos., Inc.                                     399,735
  10,000     Staples, Inc.                                         216,200
                TOTAL SPECIALTY RETAIL                           1,867,907
             TEXTILES APPAREL & LUXURY GOODS--1.2%
   7,700   1 Coach, Inc.                                           221,067
   4,700     Nike, Inc., Class B                                   371,300
                TOTAL TEXTILES APPAREL & LUXURY GOODS              592,367
             THRIFTS & MORTGAGE FINANCE--0.6%
   4,600     Federal Home Loan Mortgage Corp.                      266,156
             TOBACCO--2.4%
  14,300     Altria Group, Inc.                                  1,143,571
                TOTAL COMMON STOCKS                             47,449,506
                (IDENTIFIED COST $45,760,660)
             MUTUAL FUNDS--0.0%
           2 MTB Prime Money Market Fund, Corporate Shares               1
             SSGA Money Market Fund                                      1
                TOTAL MUTUAL FUNDS                                       2
                (AT NET ASSET VALUE)
                TOTAL INVESTMENTS -99.7%                        47,449,508
                (IDENTIFIED COST $45,760,662)3
                OTHER ASSETS AND LIABITLITIES - NET -0.3%          160,664
                TOTAL NET ASSETS -100%                        $ 47,610,172


1    Non-income producing security.

2    Affiliated company.

3 At July 31, 2006, the cost of investments for federal tax purposes was $45,760,662. The net unrealized appreciation of investments for federal tax purposes was $1,688,846. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,436,824 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,747,978.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.
Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







MTB LARGE CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    SHARES        DESCRIPTION                                                          VALUE
                  COMMON STOCKS--99.3%
                  AEROSPACE & DEFENSE--2.9%
  $    72,459     Lockheed Martin Corp.                                        $   5,773,533
       47,400     Precision Castparts Corp.                                        2,827,410
                      TOTAL AEROSPACE & DEFENSE                                    8,600,943
                  AIR FREIGHT & LOGISTICS--1.3%
       54,495     United Parcel Service, Inc.                                      3,755,250
                  BEVERAGES--3.2%
      123,800     Coca-Cola Co.                                                    5,509,100
       59,619     PepsiCo, Inc.                                                    3,778,652
                      TOTAL BEVERAGES                                              9,287,752
                  BIOTECHNOLOGY--1.9%
       53,468   1 Amgen, Inc.                                                      3,728,858
       32,500   1 Gilead Sciences, Inc.                                            1,998,100
                      TOTAL BIOTECHNOLOGY                                          5,726,958
                  CAPITAL MARKETS--3.8%
       29,500     Legg Mason, Inc.                                                 2,462,365
       68,900     Lehman Brothers Holdings, Inc.                                   4,475,055
       62,100     Morgan Stanley                                                   4,129,650
                      TOTAL CAPITAL MARKETS                                       11,067,070
                  COMMERCIAL BANKS--1.3%
       27,500     Wachovia Corp.                                                   1,474,825
       28,500     Zions Bancorp                                                    2,340,990
                      TOTAL COMMERCIAL BANKS                                       3,815,815
                  COMMUNICATIONS EQUIPMENT--4.6%
      273,905   1 Cisco Systems, Inc.                                              4,889,204
       40,100   1 F5 Networks, Inc.                                                1,858,234
       75,300     Harris Corp.                                                     3,429,915
       95,287     Qualcomm, Inc.                                                   3,359,820
                      TOTAL COMMUNICATIONS EQUIPMENT                              13,537,173
                  COMPUTERS & PERIPHERALS--3.6%
       25,600   1 Apple Computer, Inc.                                             1,739,776
       58,087   1 Dell, Inc.                                                       1,259,326
       56,400     IBM Corp.                                                        4,365,924
      141,500   1 Seagate Technology Holdings                                      3,282,800
                      TOTAL COMPUTERS & PERIPHERALS                               10,647,826
                  CONSTRUCTION & ENGINEERING--1.8%
       61,500     Chicago Bridge & Iron Co., N.V.                                  1,491,990
       18,000     Fluor Corp.                                                      1,580,940
       55,700   1 Foster Wheeler Ltd.                                              2,124,398
                      TOTAL CONSTRUCTION & ENGINEERING                             5,197,328
                  CONSUMER FINANCE--1.2%
       45,890     Capital One Financial Corp.                                      3,549,592
                  DIVERSIFIED CONSUMER SERVICES--1.5%
       93,450   1 Laureate Education, Inc.                                         4,265,993
                  DIVERSIFIED FINANCIAL SERVICES--8.0%
      199,156     Bank of America Corp.                                           10,262,509
       97,087     CIT Group, Inc.                                                  4,457,264
      184,395     Citigroup, Inc.                                                  8,908,122
                      TOTAL DIVERSIFIED FINANCIAL SERVICES                        23,627,895
                  DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
       55,000     AT&T, Inc.                                                       1,649,450
                  ELECTRICAL EQUIPMENT--1.5%
       71,000     Rockwell Automation, Inc.                                        4,400,580
                  ENERGY EQUIPMENT & SERVICES--3.3%
       94,700     ENSCO International, Inc.                                        4,377,034
       85,916   1 Nabors Industries Ltd.                                           3,034,553
       35,000     Schlumberger Ltd.                                                2,339,750
                      TOTAL ENERGY EQUIPMENT & SERVICES                            9,751,337
                  FOOD & STAPLES RETAILING--2.6%
      155,850     Sysco Corp.                                                      4,301,460
       73,321     Wal-Mart Stores, Inc.                                            3,262,785
                      TOTAL FOOD & STAPLES RETAILING                               7,564,245
                  HEALTH CARE EQUIPMENT & SUPPLIES--2.5%
       32,703     Medtronic, Inc.                                                  1,652,156
       55,500     Mentor Corp.                                                     2,467,530
       52,800   1 Zimmer Holdings, Inc.                                            3,339,072
                      TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                       7,458,758
                  HEALTH CARE PROVIDERS & SERVICES--4.1%
       97,100     Caremark Rx, Inc.                                                5,126,880
       43,244   1 Express Scripts, Inc., Class A                                   3,331,085
       24,500     Quest Diagnostic, Inc.                                           1,472,940
       43,570     UnitedHealth Group, Inc.                                         2,083,953
                      TOTAL HEALTH CARE PROVIDERS & SERVICES                      12,014,858
                  HEALTH CARE TECHNOLOGY--1.4%
       55,900   1 Cerner Corp.                                                     2,262,832
       67,700     IMS Health, Inc.                                                 1,857,688
                      TOTAL HEATH CARE TECHNOLOGY                                  4,120,520
                  HOTELS, RESTAURANTS & LEISURE--0.8%
       59,143     Carnival Corp.                                                   2,304,211
                  HOUSEHOLD PRODUCTS--1.8%
       94,979     Procter & Gamble Co.                                             5,337,820
                  INDUSTRIAL CONGLOMERATES--5.3%
       54,325     3M Co.                                                           3,824,480
      368,100     General Electric Co.                                            12,033,189
                      TOTAL INDUSTRIAL CONGLOMERATES                              15,857,669
                  INSURANCE--5.7%
       65,307     Allstate Corp.                                                   3,710,744
      100,800     American International Group, Inc.                               6,115,536
       84,600     Cincinnati Financial Corp.                                       3,989,736
       52,500     Lincoln National Corp.                                           2,975,700
                      TOTAL INSURANCE                                             16,791,716
                  INTERNET & CATALOG RETAIL-0.4%
       50,400   1 eBay, Inc.                                                       1,213,128
                  INTERNET SOFTWARE & SERVICES-0.9%
        7,100   1 Google Inc.                                                      2,744,860
                  MACHINERY--2.7%
       38,400     Caterpillar, Inc.                                                2,721,408
       39,500     Harsco Corp.                                                     3,184,095
       53,500     Joy Global, Inc.                                                 2,007,320
                      TOTAL MACHINERY                                              7,912,823
                  MEDIA--1.9%
      164,749   1 Comcast Corp., Class A                                           5,664,071
                  METALS & MINING--0.7%
       58,800     Cleveland Cliffs, Inc.                                           2,125,620
                  OIL GAS & CONSUMABLE FUELS--9.3%
      109,500     Chevron Corp.                                                    7,202,910
       80,900     ConocoPhillips                                                   5,552,976
       25,100     EOG Resources, Inc.                                              1,861,165
      160,900     Exxon Mobil Corp.                                               10,899,366
       41,000     Peabody Energy Corp.                                             2,045,900
                      TOTAL OIL GAS & CONSUMABLE FUELS                            27,562,317
                  PERSONAL PRODUCTS--1.1%
       86,900     Estee Lauder Cos., Inc., Class A                                 3,243,108
                  PHARMACEUTICALS--7.4%
       26,400   1 Barr Laboratories, Inc.                                          1,313,664
      110,100     Johnson & Johnson                                                6,886,755
       55,105     Novartis AG, ADR                                                 3,098,003
      209,254     Pfizer, Inc.                                                     5,438,511
      105,696     Wyeth                                                            5,123,085
                      TOTAL PHARMECUTICALS                                        21,860,018
                  ROAD & RAIL--0.6%
       26,800     Burlington Northern Santa Fe Corp.                               1,846,788
                  SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.8%
      127,400   1 Advanced Micro Devices, Inc.                                     2,470,286
       82,300     Intel Corp.                                                      1,481,400
       48,600     Texas Instruments, Inc.                                          1,447,308
                      TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                     5,398,994
                  SOFTWARE--3.9%
       83,500   1 Autodesk, Inc.                                                   2,848,185
       56,331   1 Electronic Arts, Inc.                                            2,653,753
      244,501     Microsoft Corp.                                                  5,875,359
                      TOTAL SOFTWARE                                              11,377,297
                  SPECIALTY RETAIL--2.1%
       65,277     Home Depot, Inc.                                                 2,265,765
       60,000     Ross Stores, Inc.                                                1,493,400
      112,876     Staples, Inc.                                                    2,440,379
                      TOTAL SPECIALTY RETAIL                                       6,199,544
                  TOBACCO--1.8%
       65,800     Altria Group, Inc.                                               5,262,026
                      TOTAL COMMON STOCKS (IDENTIFIED COST $245,779,178)         292,741,353
                  MUTUAL FUNDS--0.8%
    2,308,459   2 MTB Prime Money Market Fund, Corporate Shares                    2,308,459
          109     SSGA Money Market Fund                                                 109
                      TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                      2,308,568
                      TOTAL INVESTMENTS - 100.1%                                 295,049,921
                      (IDENTIFIED COST $248,087,746)3
                      OTHER ASSETS AND LIABILITIES - NET - (0.1)%                  (292,919)
                      TOTAL NET ASSETS - 100%                                  $ 294,757,002

1    Non-income producing security.

2    Affiliated company.

3 At July 31, 2006 the cost of investments for federal tax purposes was $248,087,747. The net unrealized appreciation of investments for federal tax purposes was $46,962,175. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,133,037 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,170,862.

Note:The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt






MTB LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

 SHARES        DESCRIPTION                                                                   VALUE
               COMMON STOCKS--96.5%
               AEROSPACE & DEFENSE--6.6%
    47,405     Lockheed Martin Corp.                                                 $   3,777,230
    56,500     Northrop Grumman Corp.                                                    3,739,735
    62,000     Raytheon Co.                                                              2,794,340
               TOTAL AEROSPACE & DEFENSE                                             $  10,311,305
               COMMERCIAL BANKS--4.9%
    57,100     Wachovia Corp.                                                            3,062,273
    63,600     Wells Fargo & Co.                                                         4,600,824
               TOTAL COMMERCIAL BANKS                                                $   7,663,097
               COMMERCIAL SERVICES & SUPPLIES--2.4%
    89,700     Pitney Bowes, Inc.                                                        3,706,404
               COMMUNICATIONS EQUIPMENT--2.7%
   183,500     Motorola, Inc.                                                            4,176,460
               DIVERSIFIED FINANCIAL SERVICES--5.0%
    79,800     Citigroup, Inc.                                                           3,855,138
    87,900     J.P. Morgan Chase & Co.                                                   4,009,998
               TOTAL DIVERSIFIED FINANCIAL SERVICES                                  $   7,865,136
               DIVERSIFIED TELECOMMUNICATION SERVICES--3.6%
   125,100     AT&T, Inc.                                                                3,751,749
    56,100     Verizon Communications                                                    1,897,302
               TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          $   5,649,051
               ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
    52,440   1 Agilent Technologies, Inc.                                                1,491,394
               FOOD PRODUCTS--0.7%
    82,300     Tyson Foods, Inc., Class A                                                1,164,545
               HEALTH CARE PROVIDERS & SERVICES--1.0%
    50,400     Aetna, Inc.                                                               1,587,096
               HOUSEHOLD PRODUCTS--2.6%
    67,400     Kimberly-Clark Corp.                                                      4,114,770
               INSURANCE--8.3%
    93,800     AON Corp.                                                                 3,210,774
   124,300     Genworth Financial, Inc., Class A                                         4,263,490
    33,000     Hartford Financial Services Group, Inc.                                   2,799,720
    42,700     Radian Group, Inc.                                                        2,627,331
               TOTAL INSURANCE                                                       $  12,901,315
               MACHINERY--1.4%
    62,400     Ingersoll-Rand Co., Class A                                               2,233,920
               MEDIA-9.0%
    86,000     CBS Corp. (New), Class B                                                  2,358,980
   100,500   1 Comcast Corp., Special Class A                                            3,445,140
    71,700   1 Liberty Media Holding Corp.                                               1,180,899
    14,340   1 Liberty Media Holding Corp.                                               1,170,288
   168,900   1 Viacom, Inc., Class B                                                     5,886,165
               TOTAL MEDIA                                                           $  14,041,472
               METALS & MINING--5.3%
   175,500     Barrick Gold Corp.                                                        5,405,400
    19,400     POSCO, ADR                                                                1,197,756
     7,600     Rio Tinto PLC, ADR                                                        1,587,564
               TOTAL METALS & MINING                                                 $   8,190,720
               MULTI-UTILITIES--2.3%
    46,000     Dominion Resources, Inc.                                                  3,610,080
               OIL GAS & CONSUMABLE FUELS--12.5%
    44,860     ConocoPhillips                                                            3,079,190
   129,490     Kerr-McGee Corp.                                                          9,090,198
   144,000     Noble Energy, Inc.                                                        7,287,840
               TOTAL OIL GAS & CONSUMABLE FUELS                                      $  19,457,228
               PAPER & FOREST PRODUCTS--1.5%
    67,500     International Paper Co.                                                   2,317,275
               ROAD & RAIL--1.9%
    35,300     Union Pacific Corp.                                                       3,000,500
               SOFTWARE--5.5%
   286,900     CA, Inc.                                                                  6,013,424
   103,700     Microsoft Corp.                                                           2,491,911
               TOTAL SOFTWARE                                                        $   8,505,335
               THRIFTS & MORTGAGE FINANCE--9.0%
   171,800     Countrywide Financial Corp.                                               6,155,594
   128,800     Federal National Mortgage Association                                     6,170,808
    29,400     MGIC Investment Corp.                                                     1,673,154
               TOTAL THRIFTS & MORTGAGE FINANCE                                      $  13,999,556
               TOBACCO--7.3%
    93,400     Altria Group, Inc.                                                        7,469,198
   103,500     Loews Corp.                                                               3,835,710
               TOTAL TOBACCO                                                         $  11,304,908
               WIRELESS TELECOMMUNICATION SERVICES--2.0%
   156,000     Sprint Nextel Corp.                                                       3,088,800
               TOTAL COMMON STOCKS (IDENTIFIED COST $132,781,924)                    $ 150,380,367
               MUTUAL FUND--3.8%
 5,858,164   2 MTB Prime Money Market Fund, Corporate Shares (AT NET ASSET VALUE)    $   5,858,164
               TOTAL INVESTMENTS---100.3%                                            $ 156,238,531
                (IDENTIFIED COST $138,640,088 )3
               OTHER ASSETS AND LIABILITIES---NET-(0.3)%                             $   (445,420)
               TOTAL NET ASSETS---100%                                               $ 155,793,111

1    Non-income producing security.

2    Affiliated company.

3 At July 31, 2006, the cost of investments for federal tax purposes was $138,640,088. The net unrealized appreciation of investments for federal tax purposes was $17,598,443. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,363,542 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,765,099.


Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATION - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt








MTB MANAGED ALLOCATION FUND- AGGRESSIVE GROWTH
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

 SHARES                                                                           VALUE
           1 MUTUAL FUNDS--100.2%
             EQUITY FUNDS--93.2%
 457,991     MTB International Equity Fund, Institutional I Shares         $  5,367,649
 649,051     MTB Large Cap Growth Fund, Institutional I Shares                5,146,975
 839,459     MTB Large Cap Stock Fund, Institutional I Shares                 6,900,354
 235,867     MTB Large Cap Value Fund, Institutional I Shares                 2,920,030
  57,131     MTB Mid Cap Growth Fund, Institutional I Shares                    842,115
 110,296     MTB Mid Cap Stock Fund, Institutional I Shares                   1,699,666
  44,303     MTB Small Cap Growth Fund, Institutional I Shares                  842,632
 315,477     MTB Small Cap Stock Fund, Institutional I Shares                 2,820,364
                TOTAL EQUITY FUNDS                                           26,539,785
             FIXED INCOME FUNDS--5.0%
  87,111     MTB Short-Term Corporate Bond Fund, Institutional I Shares         847,592
  62,422     MTB U.S. Government Bond Fund, Institutional I Shares              568,664
                TOTAL FIXED INCOME FUNDS                                      1,416,256
             MONEY MARKET FUND--2.0%
 580,686     MTB Prime Money Market Fund, Corporate Shares                      580,686
                TOTAL INVESTMENTS-100.2%                                     28,536,727
                (IDENTIFIED COST $28,363,005)2
                OTHER ASSETS AND LIABILITIES-NET-(0.2)%                        (47,735)
                TOTAL NET ASSETS-100%                                      $ 28,488,992

1    Affiliated company.

2 At July 31, 2006, the cost of investments for federal tax purposes was $28,363,005. The net unrealized appreciation of investments for federal tax purposes was $173,722. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $698,176 and net unrealized depreciation from investments for those securities having an excess of cost over value of $524,454.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value.







MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

 SHARES                                                                                VALUE
           1 MUTUAL FUNDS--100.2%
             EQUITY FUNDS--26.7%
  33,765     MTB Equity Income Fund, Institutional I Shares                     $    282,952
  62,280     MTB International Equity, Institutional I Shares                        729,918
 137,011     MTB Large Cap Stock Fund, Institutional I Shares                      1,126,229
  69,270     MTB Large Cap Value Fund, Institutional I Shares                        857,563
  77,255     MTB Small Cap Stock Fund, Institutional I Shares                        690,663
                TOTAL EQUITY FUNDS                                                 3,687,325
             FIXED INCOME FUNDS--66.6%
 144,928     MTB Intermediate -Term Bond Fund, Institutional I Shares              1,398,550
 394,101     MTB Short Duration Government Bond Fund, Institutional I Shares       3,743,960
 213,976     MTB Short - Term Corporate Bond Fund, Institutional I Shares          2,081,989
 214,798     MTB U.S. Government Bond Fund, Institutional I Shares                 1,956,809
                TOTAL FIXED INCOME FUNDS                                           9,181,308
             MONEY MARKET FUND--6.9%
 955,196     MTB Prime Money Market Fund, Corporate Shares                           955,196
                TOTAL INVESTMENTS-100.2%                                          13,823,829
                (IDENTIFIED COST $14,071,929) 2
                OTHER ASSETS AND LIABILITIES-NET-(0.2)%                             (34,141)
                TOTAL NET ASSETS-100%                                           $ 13,789,688

1    Affiliated company.

2 At July 31, 2006, the cost of investments for federal tax purposes was $14,071,929. The net unrealized depreciation of investments for federal tax purposes was $248,100. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $75,040 and net unrealized depreciation from investments for those securities having an excess of cost over value of $323,140.

Note: The categories of investments are shown as a percentage of net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value.







MTB MANAGED ALLOCATION FUND - MODERATE GROWTH
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

 SHARES                                                                               VALUE
           1MUTUAL FUNDS-99.9%
            EQUITY FUNDS-64.2%
   556,883  MTB International Equity, Institutional I Shares                   $  6,526,670
   789,202  MTB Large Cap Growth Fund, Institutional I Shares                     6,258,372
 1,454,539  MTB Large Cap Stock Fund, Institutional I Shares                     11,956,311
   361,336  MTB Large Cap Value Fund, Institutional I Shares                      4,473,338
   125,052  MTB Mid Cap Growth Fund, Institutional I Shares                       1,843,262
   201,175  MTB Mid Cap Stock Fund, Institutional I Shares                        3,100,112
    96,974  MTB Small Cap Growth Fund, Institutional I Shares                     1,844,438
   414,327  MTB Small Cap Stock Fund, Institutional I Shares                      3,704,088
               TOTAL EQUITY FUNDS                                                39,706,591
            FIXED INCOME FUNDS--32.1%
   516,233  MTB Intermediate -Term Bond Fund, Institutional I Shares              4,981,644
   444,904  MTB Short - Term Corporate Bond Fund, Institutional I Shares          4,328,911
   650,340  MTB Short Duration Government Bond Fund, Institutional I Shares       6,178,232
   478,220  MTB U.S. Government Bond Fund, Institutional I Shares                 4,356,586
               TOTAL FIXED INCOME FUNDS                                          19,845,373
            MONEY MARKET FUND--3.6%
 2,247,244  MTB Prime Money Market Fund, Corporate Shares                         2,247,244
               TOTAL INVESTMENTS-99.9%                                           61,799,208
               (IDENTIFIED COST $62,288,800)2
               OTHER ASSETS AND LIABILITIES-NET-0.1%                                 72,505
               TOTAL NET ASSETS-100%                                           $ 61,871,713

1    Affiliated company.

2 At July 31, 2006, the cost of investments for federal tax purposes was $62,288,800. The net unrealized depreciation of investments for federal tax purposes was $489,592. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $962,753 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,452,345.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value






MTB MARYLAND MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL     DESCRIPTION                                                                                                  VALUE
    AMOUNT OR
    SHARES
                1 MUNICIPAL BONDS--100.4%
                  DISTRICT OF COLUMBIA--1.1%
                  TRANSPORTATION--1.1%
  $   500,000     Washington, DC, Metro Area Transit Authority, 6.00% (FGIC INS), 7/1/2010                                   540,890
    1,000,000     Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, 5.00% (MBIA Insurance             1,059,470
                  Corp. INS), 1/1/2012
                  TOTAL DISTRICT OF COLUMBIA                                                                               1,600,360
                  MARYLAND-93.2%
                  DEVELOPMENT-3.2%
      275,000     Maryland State Community Development Administration, Revenue Bonds (Series A), 5.00% (MBIA                 284,386
                  Insurance Corp. INS)/(Original Issue Yield: 5.04%), 6/1/2021
      780,000     Maryland State Economic Development Corp., 7.125%, 4/1/2019                                                826,847
    1,000,000     Maryland State Economic Development Corp., 8.25%, 11/1/2026                                                970,200
      750,000     Maryland State Economic Development Corp., Revenue Bonds Maryland Department of Transportation,            805,912
                  5.375%, 6/1/2019
    1,000,000     Maryland State IDFA, 5.10% (National Aquarium in Baltimore, Inc.)/(Original Issue Yield: 5.21%),         1,034,010
                  11/1/2022
      600,000     Montgomery County, MD, EDA, (Trinity Health Care Group), 5.125% (Original Issue Yield: 5.20%),             615,138
                  12/1/2022
                  TOTAL DEVELOPMENT                                                                                        4,536,493
                  EDUCATION-4.4%
      100,000     Baltimore, MD, Boarding of School Commissioners, (Series A), 5.00%, 5/1/2018                               105,646
      400,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 4.75% (Board of            410,456
                  Child Care)/(Original Issue Yield: 4.86%), 7/1/2014
    1,585,000     Maryland State Health & Higher Educational Facilities Authority, 5.25% (FSA INS)/( The Bullis            1,678,721
                  School)/(Original Issue Yield: 5.35%), 7/1/2020
      250,000     Maryland State Health & Higher Educational Facilities Authority, 6.00% (Maclean School)/(Original          259,680
                  Issue Yield: 6.05%), 7/1/2020
    1,500,000     Maryland State Health & Higher Educational Facilities Authority, 6.00%  (Maclean School)/                1,546,500
                  (Original Issue Yield: 6.146%), 7/1/2031
    1,000,000     Maryland State IDFA, EDRB (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035         1,055,930
    1,135,000     New Baltimore, MD, Board School Commerce, Revenue Bonds, 5.00% (Original Issue Yield: 5.05%),            1,182,579
                  11/1/2013
                  TOTAL EDUCATION                                                                                          6,239,512
                  FACILITIES--7.5%
    2,910,000     Baltimore County, MD, Convention Center, Refunding Revenue Bonds, 5.375% (MBIA Insurance Corp.           3,052,706
                  INS), 9/1/2011
    2,500,000     Baltimore County, MD, Convention Center, Revenue Bonds (Series A), 5.25% (Baltimore Hotel                2,639,125
                  Corp.)/(XLCA Insurance), 9/1/2039
    1,000,000     Baltimore, MD, Wastewater, Revenue Bonds (Series A), 6.00% (FGIC INS), 7/1/2015                          1,110,290
    1,000,000     Maryland State Stadium Authority, (Convention Center Expansion), 5.875% (AMBAC INS)/(Original            1,007,470
                  Issue Yield: 6.00%), 12/15/2013
      500,000     Maryland State Stadium Authority, (Ocean City Convention Center), 5.375% (Original Issue Yield:            502,860
                  5.55%), 12/15/2015
    1,000,000     Maryland State Stadium Authority, 5.50% (AMBAC INS)/(Original Issue Yield: 5.55%), 3/1/2012              1,009,330
    1,330,000     Montgomery County, MD, Revenue Authority Lease, Revenue Bonds, 5.00%, 4/1/2013                           1,412,287
                  TOTAL FACILITIES                                                                                        10,734,068
                  GENERAL--4.8%
    2,200,000     Anne Arundel County, MD, Refunding Revenue Bonds National Business Park Project, 5.125%, 7/1/2028        2,306,766
    3,000,000     Baltimore, MD, Refunding Revenue Bonds, (Series A), 5.75% (FSA INS)/(Original Issue Yield:               3,213,750
                  5.80%), 7/1/2030, PRF 7/1/2030
    1,000,000     Baltimore, MD, Refunding Revenue Bonds, 5.25% (FGIC INS), 7/1/2017                                       1,091,610
      250,000     Montgomery County, MD, Special Obligation, Special Tax, 5.375% (Radian Group, Inc. INS)/(Original          262,797
                  Issue Yield: 5.48%), 7/1/2020
                  TOTAL GENERAL                                                                                            6,874,923
                  GENERAL OBLIGATION--20.7%
    1,000,000     Anne Arundel County, MD, GO UT, 5.00% (Original Issue Yield: 3.86%), 3/1/2016                            1,061,150
    2,000,000     Anne Arundel County, MD, GO, 6.00%, 9/1/2006                                                             2,003,820
      500,000     Anne Arundel County, MD, LT GO, 5.50% (Original Issue Yield: 5.55%), 9/1/2015                              505,545
      335,000     Baltimore County, MD, GO UT Special Assessment Bonds (67th Issue), 5.00%, 6/1/2019                         352,748
      500,000     Baltimore, MD, GO UT  (Series C), 5.50% (FGIC INS), 10/15/2015                                             559,825
      260,000     Baltimore, MD, GO UT (Series A), 5.00% (AMBAC INS), 10/15/2016                                             279,656
    1,000,000     Baltimore, MD, GO UT (Series A), 5.50% (FGIC INS)/(Original Issue Yield: 5.60%), 10/15/2010, PRF         1,023,620
                  10/15/2006
    2,080,000     Frederick County, MD, Refunding GO UT, (Series A), 5.25%, 7/1/2013                                       2,232,173
    1,500,000     Frederick County, MD, GO UT, 5.25%, 11/1/2019                                                            1,659,510
    1,000,000     Harford County, MD, GO UT, 5.50%, 12/1/2008                                                              1,039,830
    1,480,000     Howard County, MD, GO UT, 5.25%, 8/15/2016, PRF 2/15/2012                                                1,587,019
    1,800,000     Howard County, MD, 5.25%, 8/15/2015                                                                      1,923,480
      125,000     Howard County, MD, 5.25%, 8/15/2015, PRF 2/15/2012                                                         134,039
    2,000,000     Maryland State, 5.50%, 3/1/2013                                                                          2,197,300
    2,000,000     Montgomery County, MD, GO UT, 5.60% (Original Issue Yield: 5.70%), 1/1/2016, PRF 1/1/2010                2,134,840
    2,045,000     Prince Georges County, MD, Consolidated Public Improvement GO UT Bonds PRF 10/1/2009, 5.50% (FSA         2,168,682
                  INS), 10/1/2010
    1,000,000     Prince Georges County, MD, GO UT (Consolidated Public Improvement) (Series A), 5.25% (MBIA               1,019,640
                  Insurance Corp. INS)/(Original Issue Yield: 5.45%), 3/15/2015, PRF 3/15/2007
    1,000,000     Queen Annes County, MD, 5.00% (MBIA Insurance Corp. INS), 11/15/2016                                     1,072,800
    1,000,000     Queen Annes County, MD, Public Facility, 6.00% (FGIC INS)/(Original Issue Yield: 5.25%),                 1,038,740
                  PRF 11/15/2007
    1,000,000     St. Mary's County, MD, GO UT, 5.00% (Original Issue Yield: 5.00%), 10/1/2021                             1,048,860
    2,255,000     St. Mary's County, MD, GO UT Refunding Bonds, 5.00%, 10/1/2018                                           2,384,437
    1,000,000     Washington Suburban Sanitation District, MD, GO UT, 5.00% (Original Issue Yield: 5.04%), 6/1/2023        1,033,740
    1,000,000     Washington Suburban Sanitation District, MD, GO UT Bonds, 6.00%, 6/1/2018                                1,173,070
                  TOTAL GENERAL OBLIGATION                                                                                29,634,524
                  HEALTH CARE-31.0%
    2,000,000     Carroll County, MD, Revenue Bonds, 5.375% (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset             2,074,280
                  Assurance INS), 1/1/2016
    1,000,000     Frederick County, MD, Revenue Bonds, 5.90% (Original Issue Yield: 5.95%), 1/1/2017                       1,000,560
      285,000     Maryland State Economic Development Corp., 4.65% (GNMA Collateralized Home Mortgage Program COL),          288,491
                  12/20/2008
    1,175,000     Maryland State Health & Higher Educational Facilities Authority, (Series A) Revenue Bonds, 5.25%         1,219,004
                  (Medlantic/Helix Parent, Inc.)/(FSA INS), 8/15/2012
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, (Series A), 4.75% (Original             1,020,510
                  Issue Yield: 4.90%)/(Western MD Health Systems), 11/1/2014
    1,740,000     Maryland State Health & Higher Educational Facilities Authority, (Series B), 5.00% (AMBAC                1,846,331
                  INS)/(University of MD Hospital Systems), 7/1/2015
      250,000     Maryland State Health & Higher Educational Facilities Authority, (Series B), 5.00% (AMBAC INS)/(           258,687
                  University of MD Hospital Systems), 7/1/2024
      500,000     Maryland State Health & Higher Educational Facilities Authority, (Suburban Hospital), (Series A),          538,315
                  5.50%, 7/1/2016
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, 4.80% (Peninsula United                 1,000,130
                  Methodist), 10/1/2028
    3,530,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (AMBAC INS)/(Helix Health         3,774,911
                  System)/(Original Issue Yield: 5.27%), 7/1/2027
    2,500,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (Frederick Memorial               2,553,125
                  Hospital)/(Original Issue Yield: 5.20%), 7/1/2022
    1,465,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (Johns Hopkins Hospital),         1,528,830
                  5/15/2013
    1,500,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (MBIA Insurance Corp.             1,534,425
                  INS)/(Howard County General Hospital)/(Original Issue Yield: 5.17%), 7/1/2019
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (Mercy Ridge, Inc.),              2,021,320
                  4/1/2008
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (University of Maryland           1,026,780
                  Medical System), 7/1/2012
      900,000     Maryland State Health & Higher Educational Facilities Authority, 5.00%, (Johns Hopkins Hospital),          918,162
                  5/15/2026
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.25%b (Medlantic/Helix Parent,         2,084,140
                  Inc.)/( (FSA INS), 8/15/2011
      760,000     Maryland State Health & Higher Educational Facilities Authority, 5.50% (Howard County General              774,904
                  Hospital, MD)/(Original Issue Yield: 5.68%), 7/1/2013
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.625% (Mercy Medical                   2,061,260
                  Center)/(Original Issue Yield: 5.80%), 7/1/2031
    2,135,000     Maryland State Health & Higher Educational Facilities Authority, 5.80% (Hebrew Home of Greater           2,237,651
                  Washington)/(Original Issue Yield: 5.93%), 1/1/2032
    2,250,000     Maryland State Health & Higher Educational Facilities Authority, 6.00% (Carroll County, MD               2,381,603
                  General Hospital), 7/1/2037
    1,370,000     Maryland State Health & Higher Educational Facilities Authority, 6.00% (Catholic Health                  1,468,873
                  Initiatives), 12/1/2013
    1,500,000     Maryland State Health & Higher Educational Facilities Authority, 6.00% (Original Issue Yield:            1,543,620
                  6.05%), PRF 1/1/2007
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds (Series         1,050,310
                  A), 5.00%, 7/1/2012
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, 5.00%          1,040,860
                  (Medstar Health)/ (Original Issue Yield: 4.05%), 8/15/2011
      250,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 4.375% (MedStar            251,425
                  Health, Inc.)/(Original Issue Yield: 4.49%), 8/15/2013
      250,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 4.875% (Obligated          252,400
                  Group)/(Kennedy Krieger Childrens Hospital)/(Original Issue Yield: 5.00%), 7/1/2018
      250,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00% (Greater             255,947
                  Baltimore Medical Center)/(Original Issue Yield: 5.07%), 7/1/2020
    1,745,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00% (Peninsula         1,839,108
                  Regional Medical Center), 7/1/2017
      250,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00% (Peninsula           254,987
                  Regional Medical Center), 7/1/2036
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00%,( Peninsula        1,031,930
                  Regional Medical Center), 7/1/2026
      500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.125% (Johns              516,630
                  Hopkins Hospital)/(Original Issue Yield: 5.17%), 11/15/2034
      500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.25% (Frederick           529,365
                  Memorial Hospital)/(FGIC LOC)/(Original Issue Yield: 5.40%), 7/1/2013
      250,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.50% (MedStar             260,960
                  Health, Inc.)/(Original Issue Yield: 5.70%), 8/15/2033
      500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.50% (Kennedy             515,475
                  Krieger Childrens Hospital)/(Obligated Group)/(Original Issue Yield: 5.55%), 7/1/2033
      250,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.60% (Hebrew              261,648
                  Home of Greater Washington)/(Obligated Group)/(Original Issue Yield: 5.75%), 1/1/2020
      500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.70% (Good                520,425
                  Samaritan Hospital of Maryland)/ )/(Escrowed to Maturity.)/(Original Issue Yield: 5.80%),
                  7/1/2009
      500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, Sheppard Pratt             513,030
                  (Series A), 5.25%, 7/1/2035
                  TOTAL HEALTH CARE                                                                                       44,250,412
                  HIGHER EDUCATION-11.2 %
    1,000,000     Frederick County, MD, Revenue Bonds, 5.75% (Mount St. Mary University)/(Original Issue Yield:            1,034,060
                  5.88%), 9/1/2025
  .   990,000     Maryland State Economic Development Corp., 5.60% (Collegiate Housing), 6/1/2010                          1,017,463
    1,000,000     Maryland State Economic Development Corp., 6.00% (Collegiate Housing), (Original Issue Yield:            1,041,670
                  6.054%), 6/1/2019
    2,000,000     Maryland State Health & Higher Education Facilities Authority, 5.125% (John Hopkins                      2,078,500
                  University)/(Original Issue Yield: 5.54%), 7/1/2020
    2,000,000     Maryland State Health & Higher Education Facilities Authority, 5.25% (John Hopkins                       2,088,760
                  University)/(Original Issue Yield: 5.52%), 7/1/2017
    1,205,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), 5.50%         1,232,631
                  (Loyola College in Maryland, Inc.)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.625%),
                  10/1/2016
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 6.00% (Johns             1,070,410
                  Hopkins University)/(United States Treasury PRF 7/1/2009 @101)/(Original Issue Yield: 6.18%),
                  7/1/2039
      300,000     Morgan State University, MD Academic & Aux Facilities Fees, (Series A), 5.00% (FGIC INS),                  313,938
                  7/1/2020
      500,000     Maryland State Economic Development Corp., Revenue Bonds Morgan State University Project (Series           506,090
                  A), 6.00% (Original Issue Yield:6.09%), 7/1/2022
      350,000     Maryland State Economic Development Corp., Revenue Bonds Morgan State University Project (Series           334,477
                  A), 5.75% (Original Issue Yield: 5.88%), 10/1/2033
    2,250,000     St. Mary's College, MD, Refunding Revenue Bonds Academic and Auxiliary Fee (Series A), 4.50%             2,218,972
                  (AMBAC INS)/(Original Issue Yield: 4.65%), 9/1/2030
    1,000,000     St. Mary's College, MD, Refunding Revenue Bonds, 5.25% (MBIA Insurance Corp. INS)/(Original Issue        1,026,410
                  Yield: 5.30%), 9/1/2027
    1,000,000     University of Maryland, Auxiliary Facility & Tuition Refunding Revenue Bonds (Series A), 5.00%,          1,032,290
                  4/1/2009
    1,000,000     University of Maryland, Revenue Bonds, 5.25%, 10/1/2011                                                  1,047,920
                  TOTAL HIGHER EDUCATION                                                                                  16,043,591
                  MULTIFAMILY HOUSING--1.9%
      500,000     Howard County, MD, Multifamily Revenue, Revenue Bonds (Chase Glen Project), 4.90% (Avalon                  505,570
                  Properties, Inc.), 7/1/2024
    2,000,000     Maryland State Community Development Administration, 5.20%, 12/1/2029                                    2,059,620
      115,000     Maryland State Community Development Administration, Revenue Bonds MFH (Series A), 5.30%,                  119,166
                  5/15/2022
                  TOTAL MULTIFAMILY HOUSING                                                                                2,684,356
                  POLLUTION--1.1%
      250,000     Northeast MD Waste Disposal Authority, (Hartford County Resource Recovery Facilities), 5.25%               260,880
                  (AMBAC INS), 3/15/2014
    1,250,000     Prince Georges County, MD Parking Authority, Potomac Electric Project, 5.75% (Original Issue             1,329,738
                  Yield: 5.851%), 3/15/2010
                  TOTAL POLLUTION                                                                                          1,590,618
                  SINGLE FAMILY HOUSING--0.6%
       65,000     Maryland Community Development Administration - Residential Revenue, Revenue Bonds (Series E),              65,912
                  5.70%, 9/1/2017
      500,000     Maryland State Community Development Administration, Refunding Revenue Bonds, 5.00% (Original              511,135
                  Issue Yield: 4.999%), 4/1/2017
      285,000     Maryland State Community Development Administration, (Series A), 5.60%, 3/1/2017                           291,065
       20,000     Prince Georges County, MD Housing Authority SFM, (Series A), 5.55%, 12/1/2033                               19,979
                  TOTAL SINGLE FAMILY HOUSING                                                                                888,091
                  TRANSPORTATION--3.4%
      400,000     Baltimore County, MD, Port Facility, 6.50% (Du Pont (E.I.) de Nemours & Co.), 12/1/2010                    415,748
    1,000,000     Baltimore County, MD, Port Facility, Refunding Revenue Bonds, 6.50%, 10/1/2011                           1,039,370
    1,000,000     Maryland State Department of Transportation, 5.50% (Original Issue Yield: 4.59%), 2/1/2016               1,115,240
    1,375,000     Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00% (Original Issue              1,471,250
                  Yield: 3.95%), 5/1/2015
      500,000     Maryland State Transportation Authority, (AMT-Baltimore/Washington International Airport), 5.25%           529,135
                  (AMBAC INS), 3/1/2012
      250,000     Maryland State Transportation Authority, (AMT-Baltimore/Washington International Airport-B),               264,893
                  5.25% (AMBAC INS), 3/1/2014
                  TOTAL TRANSPORTATION                                                                                     4,835,636
                  WATER-3.4%
      500,000     Baltimore, MD, Wastewater, Revenue Bonds (Series A), 5.125% (FGIC INS)/(Original Issue Yield:              513,130
                  5.36%), 7/1/2042
      775,000     Baltimore, MD, Water Projects, Revenue Bonds (Series A), 5.375% (FGIC INS), 7/1/2015                       845,672
    2,000,000     Baltimore, MD, Waste Water Project Revenue Bonds (Series A), 5.00%, 7/1/2033                             2,058,200
    1,290,000     Baltimore, MD, Wastewater Project Revenue Bonds (Series B), 5.00%, 7/1/2022                              1,355,764
                  TOTAL WATER                                                                                              4,772,766
                  TOTAL MARYLAND                                                                                         133,084,990
                  PUERTO RICO--4.5%
                  FACILITIES--0.4%
      250,000     Puerto Rico Commonwealth Infrastructure Financing Authority, (Series B), 5.00%, 7/1/2041                   250,560
      315,000     Puerto Rico Public Building Authority, Revenue Bonds (Series G), 5.25%, 7/1/2013                           330,391
                  TOTAL FACILITIES                                                                                           580,951
                  GENERAL--1.2%
    1,500,000     Puerto Rico Public Finance Corp., (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 4.94%),          1,667,865
                  6/1/2019
                  GENERAL OBLIGATION--1.2%
    1,000,000     Commonwealth of Puerto Rico, GO UT, 6.25% (MBIA Insurance Corp. INS), 7/1/2012                           1,124,460
      500,000     Commonwealth of Puerto Rico, GO UT, (Public Improvement) ( Series A), 5.50%, 7/1/2018                      541,625
                  TOTAL GENERAL OBLIGATION                                                                                 1,666,085
                  HOUSING--1.4%
    2,000,000     Puerto Rico HFA, Capital Funding Program, 5.00% (Original Issue Yield: 4.22%), 12/1/2018                 2,089,060
                  POWER--0.3%
      150,000     Puerto Rico Electric Power Authority, (Capital Appreciation) (Series O) (Original Issue Yield:              92,577
                  7.05%), 7/1/2017
      330,000     Puerto Rico Electric Power Authority, 5.00% (MBIA Insurance Corp. INS), 7/1/2019                           354,905
                  TOTAL POWER                                                                                                447,482
                  TOTAL PUERTO RICO                                                                                        6,451,443
                  WISCONSIN--1.6%
                  SPECIAL PURPOSE--1.6%
    2,000,000     Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds, 7.00%, 6/1/2028                           2,226,220
                  TOTAL MUNICIPAL BONDS (IDENTIFIED COST $139,658,198)                                                   143,363,013
                2 MUTUAL FUND--0.0%
          722     Maryland Municipal Cash Trust (AT NET ASSET VALUE)                                                             722
                  TOTAL MUNICIPAL INVESTMENTS --- 100.4%                                                                 143,363,735
                  (IDENTIFIED COST $139,658,920)3
                  OTHER ASSETS AND LIABILITIES --- NET--- (0.4)%                                                           (574,617)
                  TOTAL NET ASSETS --- 100%                                                                            $ 142,789,118


1 Securities that are subject to the federal alternative minimum tax (AMT) represent 0.4% of the portfolio as calculated based upon total portfolio market value.

2    Affiliated company.

3 At July 31, 2006, the cost of investments for federal tax purposes was $139,596,412. The net unrealized appreciation of investments for federal tax purposes was $3,767,323. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,231,393 and net unrealized depreciation from investments for those securities having an excess of cost over value of $464,070.

    Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

   INVESTMENT VALUATION - Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



    The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 AMT   --Alternative Minimum Tax
 COL   --Collateralized
 EDA   --Economic Development Authority
 EDRB  --Economic Development Authority Bonds
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 HFA   --Housing Finance Authority
 IDFA  --Industrial Development Finance Authority
 INS   --Insured
 LOC   --Letter of Credit
 LT    --Limited Tax
 MFH   --Multi-Family Housing
 PRF   --Prerefunded
 SFM   --Single Family  Mortgage
 UT    --Unlimited Tax





MTB MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

 SHARES                                                                       VALUE
               COMMON STOCKS--96.3%
               AEROSPACE & DEFENSE--1.6%
    21,600     Precision Castparts Corp.                               $  1,288,440
               AIR FREIGHT & LOGISTICS--2.4%
    21,900     C.H. Robinson Worldwide, Inc.                              1,002,582
    21,000     Expeditors International Washington, Inc.                    954,870
                  TOTAL AIR FREIGHT & LOGISTICS                           1,957,452
               BIOTECHNOLOGY--2.3%
    14,500   1 Cephalon, Inc.                                               953,230
    13,000   1 Martek Biosciences Corp.                                     363,090
    30,300   1 PDL BioPharma, Inc.                                          545,703
                  TOTAL BIOTECHNOLOGY                                     1,862,023
               CAPITAL MARKETS--2.8%
    10,800   1 Affiliated Managers Group                                    988,740
     8,900   1 Investment Technology Group, Inc.                            448,204
     9,300     Legg Mason, Inc.                                             776,271
                  TOTAL CAPITAL MARKETS                                   2,213,215
               COMMERCIAL BANKS--2.0%
    30,700     Colonial BancGroup, Inc.                                     779,780
     9,300   1 Dime Bancorp, Inc., Warrants                                   1,116
     9,900     Zions Bancorp                                                813,186
                  TOTAL COMMERCIAL BANKS                                  1,594,082
               COMMERCIAL SERVICES & SUPPLIES--0.9%
    20,000   1 Waste Connections, Inc.                                      747,600
               COMMUNICATIONS EQUIPMENT--2.6%
    16,800   1 F5 Networks, Inc.                                            778,512
    28,600     Harris Corp.                                               1,302,730
                  TOTAL COMMUNICATIONS EQUIPMENT                          2,081,242
               COMPUTERS & PERIPHERALS--2.9%
    52,650   1 Electronics for Imaging, Inc.                              1,062,477
    54,900   1 Seagate Technology Holdings                                1,273,680
                  TOTAL COMPUTERS & PERIPHERALS                           2,336,157
               CONSTRUCTION & ENGINEERING--2.3%
    17,200     Chicago Bridge & Iron Co., N.V.                              417,272
    19,900   1 Foster Wheeler Ltd.                                          758,986
    14,000   1 McDermott International, Inc.                                637,560
                  TOTAL CONSTRUCTION & ENGINEERING                        1,813,818
               CONSUMER FINANCE--0.8%
     8,800     Capital One Financial Corp.                                  680,680
               DIVERSIFIED CONSUMER SERVICES--1.7%
    29,625   1 Laureate Education, Inc.                                   1,352,381
               DIVERSIFIED FINANCIAL SERVICES--2.2%
    19,400     CIT Group, Inc.                                              890,654
     7,400   1 InterContinentalExchange, Inc.                               441,040
    11,100     International Securities Exchange, Inc.                      451,659
                  TOTAL DIVERSIFIED FINANCIAL SERVICES                    1,783,353
               DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
    33,300     Alaska Communications Systems Holdings, Inc.                 412,587
               ELECTRICAL EQUIPMENT--1.6%
    20,400     Rockwell Automation, Inc.                                  1,264,392
               ENERGY EQUIPMENT & SERVICES--5.8%
    22,200     ENSCO International, Inc.                                  1,026,084
    31,800   1 Grant Prideco, Inc.                                        1,447,218
    24,400   1 Nabors Industries Ltd.                                       861,808
    28,100   1 Weatherford International Ltd.                             1,316,204
                  TOTAL ENERGY EQUIPMENT & SERVICES                       4,651,314
               GAS UTILITIES--0.9%
     7,900     Questar Corp.                                                699,940
               HEALTH CARE EQUIPMENT & SUPPLIES--6.4%
    53,100   1 Cytyc Corp.                                                1,306,260
    33,000     Dentsply International, Inc.                               1,032,900
    10,000   1 Intuitive Surgical, Inc.                                     952,000
    25,200     Mentor Corp.                                               1,120,392
    15,818   1 Varian Medical Systems, Inc.                                 716,872
                  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                  5,128,424
               HEALTH CARE PROVIDERS & SERVICES--7.6%
    30,900   1 Cerner Corp.                                               1,250,832
    17,400   1 Express Scripts, Inc., Class A                             1,340,322
    13,000   1 Health Net, Inc.                                             545,610
    26,700     IMS Health, Inc.                                             732,648
    22,900   1 Pediatrix Medical Group                                      970,960
    38,900   1 Psychiatric Solutions, Inc.                                1,224,961
                  TOTAL HEALTH CARE PROVIDERS & SERVICES                  6,065,333
               HOTELS, RESTAURANTS & LEISURE--1.3%
    12,200     Brinker International, Inc.                                  395,280
    23,000   1 Shuffle Master, Inc.                                         670,450
                  TOTAL HOTELS, RESTAURANTS & LEISURE                     1,065,730
               HOUSEHOLD DURABLES--1.5%
    10,000     Harman International Industries, Inc.                        802,000
    15,700   1 Toll Brothers, Inc.                                          401,449
                  TOTAL HOUSEHOLD DURABLES                                1,203,449
               IT SERVICES--2.9%
    17,200   1 Checkfree Corp.                                              765,400
    24,000   1 Cognizant Technology Solutions Corp.                       1,571,760
                  TOTAL IT SERVICES                                       2,337,160
               INSURANCE--3.9%
    20,800     Fidelity National Financial, Inc.                            797,680
    27,800     HCC Insurance Holdings, Inc.                                 847,622
    14,700     Lincoln National Corp.                                       833,196
    21,200     State Auto Financial Corp.                                   640,240
                  TOTAL INSURANCE                                         3,118,738
               MACHINERY--5.4%
    33,800     Graco, Inc.                                                1,328,002
    17,450     Harsco Corp.                                               1,406,644
    28,750     Joy Global, Inc.                                           1,078,700
    18,900     Wabtec Corp.                                                 501,984
                  TOTAL MACHINERY                                         4,315,330
               METALS & MINING--2.1%
    27,900     Cleveland Cliffs, Inc.                                     1,008,585
    24,600     Fording Canadian Coal Trust                                  708,480
                  TOTAL METALS & MINING                                   1,717,065
               OIL, GAS & CONSUMABLE FUELS--8.7%
    14,652     CONSOL Energy, Inc.                                          603,076
    25,600   1 Denbury Resources, Inc.                                      887,552
    13,800   1 Newfield Exploration Co.                                     640,044
    28,400     Noble Energy, Inc.                                         1,437,324
    23,600     Peabody Energy Corp.                                       1,177,640
    20,500     Pioneer Natural Resources, Inc.                              929,675
    27,576     XTO Energy, Inc.                                           1,295,796
                  TOTAL OIL, GAS & CONSUMABLE FUELS                       6,971,107
               PHARMACEUTICALS--2.2%
    28,700     Perrigo Co.                                                  454,608
    25,944   1 Sepracor, Inc.                                             1,281,634
                  TOTAL PHARMACEUTICALS                                   1,736,242
               REAL ESTATE INVESTMENT TRUSTS--1.5%
    51,464   1 CapitalSource Inc.                                         1,214,036
               SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.5%
    42,800   1 Advanced Micro Devices, Inc.                                 829,892
    17,800   1 MKS Instruments, Inc.                                        367,926
    32,400     Microchip Technology, Inc.                                 1,045,224
    89,400   1 RF Micro Devices, Inc.                                       550,704
                  TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                2,793,746
               SOFTWARE--3.9%
    55,500   1 Activision, Inc.                                             663,225
    18,300   1 Ansys, Inc.                                                  839,787
    21,900   1 Autodesk, Inc.                                               747,009
    56,700   1 Cadence Design Systems, Inc.                                 917,973
                  TOTAL SOFTWARE                                          3,167,994
               SPECIALTY RETAIL--10.0%
    23,200     Abercrombie & Fitch Co., Class A                           1,228,672
    33,900     American Eagle Outfitters, Inc.                            1,113,954
    48,300   1 Chicos Fas, Inc.                                           1,093,995
    29,200   1 GameStop Corp.                                             1,215,012
    35,550     Michaels Stores, Inc.                                      1,508,031
    41,850     Ross Stores, Inc.                                          1,041,647
    25,900   1 Williams-Sonoma, Inc.                                        823,620
                  TOTAL SPECIALTY RETAIL                                  8,024,931
               TRADING COMPANIES & DISTRIBUTORS--2.1%
    22,100     Fastenal Co.                                                 786,097
    32,900   1 United Rentals, Inc.                                         918,568
                  TOTAL TRADING COMPANIES & DISTRIBUTORS                  1,704,665
                  TOTAL COMMON STOCKS (IDENTIFIED COST $65,800,635)      77,302,626
             2 MUTUAL FUNDS--2.2%
         2     MTB Money Market Fund, Institutional Shares                        2
 1,793,345     MTB Prime Money Market Fund, Corporate Shares              1,793,345
                  TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                 1,793,347
                  TOTAL INVESTMENTS-98.5%                                79,095,973
                  (IDENTIFIED COST $67,593,982)3
                  OTHER ASSETS AND LIABILITIES-NET-1.5%                   1,227,670
                  TOTAL NET ASSETS-100%                                $ 80,323,643


1    Non-income producing security.

2    Affiliated company.

3 At July 31, 2006, the cost of investments for federal tax purposes was $67,593,982. The net unrealized appreciation of investments for federal tax purposes was $11,501,991. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,894,701 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,392,710.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





MTB MID CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    SHARES        DESCRIPTION                                                                   VALUE
                  COMMON STOCKS-98.8%
                  AEROSPACE & DEFENSE - 1.6%
       19,100     Precision Castparts Corp.                                             $   1,139,315
       30,600     Goodrich (B.F.) Co.                                                       1,235,322
                  TOTAL AEROSPACE & DEFENSE                                                 2,374,637
                  AIR FREIGHT & LOGISTICS - 1.2%
       18,300     Expeditors International of Washington Inc.                                 832,101
       19,500     C.H. Robinson Worldwide, Inc.                                               892,710
                  TOTAL AIR FREIGHT & LOGISTICS                                             1,724,811
                  AIRLINES - 0.5%
       13,700   1 Alaska Air Group, Inc.                                                      508,681
       35,700   1 ExpressJet Holdings, Inc.                                                   244,188
                  TOTAL AIRLINES                                                              752,869
                  AUTO COMPONENTS - 1.4%
       20,500     Autoliv, Inc.                                                             1,151,485
        9,200     Bandag, Inc.                                                                317,216
       56,600   1 Goodyear Tire and Rubber Co.                                                622,600
                  TOTAL AUTO COMPONENTS                                                     2,091,301
                  BEVERAGES - 0.7%
       45,700     PepsiAmercias, Inc.                                                       1,032,820
                  BIOTECHNOLOGY - 1.1%
       12,900   1 Cephalon Inc.                                                               848,046
       11,400   1 Martek Biosciences Corp.                                                    318,402
       27,100  ,1 PDL Biopharma Inc.                                                          488,071
                  TOTAL BIOTECHNOLOGY                                                       1,654,519
                  BUILDING PRODUCTS - 0.3%
       19,400     Masco Corp.                                                                 518,562
                  CAPITAL MARKETS - 3.2%
       10,000   1 Affiliated Managers Group, Inc.                                             915,500
       10,100     Bear Stearns & Co., Inc.                                                  1,432,887
       24,100     Edwards (AG), Inc.                                                        1,300,436
        7,900   1 Investment Technology Group                                                 397,844
        8,200     Legg Mason, Inc.                                                            684,454
                  TOTAL CAPITAL MARKETS                                                     4,731,121
                  CHEMICALS - 2.1%
       75,300     Chemtura Corp.                                                              648,333
       18,100     Eastman Chemical Co.                                                        898,303
       15,600     PPG Industries, Inc.                                                        960,024
       16,800     Spartech Corp.                                                              387,744
       10,400     Valspar Corp.                                                               256,152
                  TOTAL CHEMICALS                                                           3,150,556
                  COMMERCIAL BANKS - 4.3%
       26,700     Colonial Bancgroup Inc.                                                     678,180
       25,000     Comerica, Inc.                                                            1,463,750
        9,765     Commerce Bancshares, Inc.                                                   496,843
       43,300     Huntington Bancshares, Inc.                                               1,054,355
       45,700     KeyCorp                                                                   1,686,330
       16,500     Popular, Inc.                                                               296,835
        8,800     Zions Bancorp                                                               722,832
                  TOTAL COMMERCIAL BANKS                                                    6,399,125
                  COMMERCIAL SERVICES & SUPPLIES - 1.5%
       26,300   1 Laureate Education, Inc.                                                  1,200,595
       34,700   1 Teletech Holdings Inc.                                                      437,220
       17,800   1 Waste Connections, Inc.                                                     665,364
                  TOTAL COMMERCIAL SERVICES & SUPPLIES                                      2,303,179
                  COMMUNICATIONS EQUIPMENT -1.4%
       36,300   1 Andrew Corp.                                                                306,735
       14,900   1 F5 Networks, Inc.                                                           690,466
       24,600     Harris Corp.                                                              1,120,530
                  TOTAL COMMUNICATIONS EQUIPMENT                                            2,117,731
                  COMPUTERS & PERIPHERALS - 2.5%
       45,900   1 Electronics for Imaging, Inc.                                               926,262
        9,200   1 Lexmark International Inc.                                                  497,260
       48,500   1 Seagate Technology                                                        1,125,200
       66,100   1 Western Digital Corp.                                                     1,159,394
                  TOTAL COMPUTERS & PERIPHERALS                                             3,708,116
                  CONSTRUCTION & ENGINEERING - 1.1%
       14,800     Chicago Bridge & Iron Co.                                                   359,048
       17,600   1 Foster Wheeler Ltd.                                                         671,264
       12,400   1 McDermott International Inc.                                                564,696
                  TOTAL CONSTRUCTION & ENGINEERING                                          1,595,008
                  CONSUMER FINANCE - 0.4%
        8,200     Capital One Financial Corp.                                                 634,270
                  DIVERSIFIED FINANCIAL SERVICES - 4.2%
       40,900     CIT Group, Inc.                                                           1,877,719
       47,113     CapitalSource, Inc.                                                       1,111,396
        6,600   1 Intercontinental Exchange Inc.                                              393,360
        9,900     International Secs. Exchange                                                402,831
       44,100     Loews Corp.                                                               1,634,346
       16,800     Principal Financial Group                                                   907,200
                  TOTAL DIVERSIFIED FINANCIAL SERVICES                                      6,326,852
                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
       30,600     Alaska Communications System Inc.                                           379,134
       27,800     CenturyTel, Inc.                                                          1,072,246
                  TOTAL DIVERSIFIED TELECOMMINICATION SERVICES                              1,451,380
                  ELECTRIC UTILITIES - 4.5%
       36,500     American Electric Power Co., Inc.                                         1,318,380
       23,200     Cleco Corp.                                                                 573,504
       18,700     Edison International                                                        773,806
       34,200     PNM Resources, Inc.                                                         916,902
       21,800     Pinnacle West Capital Corp.                                                 937,618
       40,300     Puget Energy, Inc.                                                          895,063
       66,000     Xcel Energy, Inc.                                                         1,322,640
                  TOTAL ELECTRIC UTILITIES                                                  6,737,913
                  ELECTRICAL EQUIPMENT - 0.7%
       17,700     Rockwell Automation, Inc.                                                 1,097,046
                  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
       21,700   1 Ingram Micro, Inc., Class A                                                 382,571
      101,700   1 Sanmina SCI corp.                                                           351,882
       37,900   1 Vishay Intertechnology Inc.                                                 531,737
                  TOTAL ELECTRONIC EQUIMENT & INSTRUMENTS                                   1,266,190
                  ENERGY EQUIPMENT & SERVICES - 2.7%
       18,900     Ensco International, Inc.                                                   873,558
       27,600   1 Grant Prideco, Inc.                                                       1,256,076
       21,600   1 Nabors Industries Ltd.                                                      762,912
       25,000   1 Weatherford International Ltd.                                            1,171,000
                  TOTAL ENERGY EQUIPMENT & SERVICES                                         4,063,546
                  FOOD & STAPLES RETAILING - 0.5%
       28,642     SUPERVALU, Inc.                                                             776,490
                  FOOD PRODUCTS - 0.7%
       66,600     Del Monte Foods Co.                                                         697,968
       27,100     Tyson Foods, Inc., Class A                                                  383,465
                  TOTAL FOOD PRODUCTS                                                       1,081,433
                  GAS UTILITIES - 0.7%
        6,900     Questar Corp.                                                               611,340
       14,900     WGL Holdings, Inc.                                                          447,447
                  TOTAL GAS UTILITIES                                                       1,058,787
                  HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
       46,700   1 Cytyc Corp.                                                               1,148,820
       29,400     Dentsply International Inc.                                                 920,220
        8,700   1 Intuitive Surgical Inc.                                                     828,240
       14,100     Invacare Corp.                                                              296,523
       22,100     Mentor Corp.                                                                982,566
       14,102   1 Varian Medical Systems, Inc.                                                639,103
                  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    4,815,472
                  HEALTH CARE PROVIDERS & SERVICES - 4.7%
        9,000     CIGNA Corp.                                                                 821,250
       27,300   1 Cerner Corp.                                                              1,105,104
       15,400   1 Express Scripts, Inc., Class A                                            1,186,262
       11,300   1 Health Net Inc.                                                             474,261
       22,900     IMS Health Inc.                                                             628,376
       20,300   1 Pediatrix Medical Group                                                     860,720
       34,400   1 Psychiatric Solutions, Inc.                                               1,083,256
       15,600     Universal Health Services, Inc., Class B                                    873,600
                  TOTAL HEALTH CARE PROVIDERS & SERVICES                                    7,032,829
                  HOTELS, RESTAURANTS & LEISURE - 0.6%
       11,200     Brinker International, Inc.                                                 362,880
       20,300   1 Shuffle Master, Inc.                                                        591,745
                  TOTAL HOTELS, RESTAURANTS & LEISURE                                         954,625
                  HOUSEHOLD DURABLES - 3.2%
        7,800     Beazer Homes USA Inc.                                                       325,182
       12,700     Blyth Industries, Inc.                                                      221,869
        8,850     Harman International Industries, Inc.                                       709,770
       17,100     Newell Rubbermaid Inc.                                                      450,756
          900   1 NVR, Inc.                                                                   445,500
       20,700     Stanley Works                                                               939,159
       13,450   1 Toll Brothers, Inc.                                                         343,917
       17,802     Whirlpool Corp.                                                           1,374,136
                  TOTAL HOUSEHOLD DURABLES                                                  4,810,289
                  IT SERVICES - 3.2%
       15,200   1 Checkfree Corp.                                                             676,400
       21,100   1 Cognizant Technology Solutions                                            1,381,839
       24,608   1 Computer Sciences Corp.                                                   1,289,213
       54,700     Sabre Group Holdings, Inc.                                                1,132,290
       33,000   1 Unisys Corp.                                                                168,960
                  TOTAL IT SERVICES                                                         4,648,702
                  INDUSTRIAL CONGLOMERATES - 0.4%
       34,000     Tredegar Industries, Inc.                                                   537,880
                  INSURANCE - 6.7%
        9,300     Assurant Inc.                                                               447,981
       24,465     Cincinnati Financial Corp.                                                1,153,769
       18,100     Fidelity National Financial Inc.                                            694,135
       24,600     HCC Insurance Holdings, Inc.                                                750,054
       39,700     Lincoln National Corp.                                                    2,250,196
        7,700     MBIA Inc.                                                                   452,837
       27,000     Nationwide Financial Services, Inc., Class A                              1,217,160
       12,000     Radian Group Inc.                                                           738,360
       21,000     Safeco Corp.                                                              1,128,120
       18,900     State Auto Financial Corp.                                                  570,780
       13,200     Unitrin, Inc.                                                               528,000
                  TOTAL INSURANCE                                                           9,931,392
                  LEISURE EQUIPMENT & PRODUCTS - 1.4%
       13,900     Brunswick Corp.                                                             411,023
       32,600     Eastman Kodak Co.                                                           725,350
       45,500     Hasbro, Inc.                                                                850,850
                  TOTAL LEISURE EQUIPMENT & PRODUCTS                                        1,987,223
                  MACHINERY - 5.5%
       31,100   1 AGCO Corp.                                                                  714,056
       17,500     Crane Co.                                                                   672,000
       12,400     Cummins, Inc.                                                             1,450,800
       16,900   1 EnPro Industries, Inc.                                                      528,632
       30,000     Graco, Inc.                                                               1,178,700
       15,500     Harsco Corp.                                                              1,249,455
       25,250     Joy Global Inc.                                                             947,380
        6,000     NACCO Industries, Inc., Class A                                             829,020
       14,400     Tecumseh Products Co., Class A                                              255,600
       16,500     Wabtec                                                                      438,240
                  TOTAL MACHINERY                                                           8,263,883
                  MEDIA - 1.0%
        7,500     Gannett Co., Inc.                                                           390,900
       25,400     Tribune Co.                                                                 754,634
       38,800     Westwood One                                                                258,408
                  TOTAL MEDIA                                                               1,403,942
                  METALS & MINING - 2.3%
       24,100     Cleveland Cliffs, Inc.                                                      871,215
       21,700     Fording Canadian Coal Trust                                                 624,960
        9,200     Nucor Corp.                                                                 489,164
       10,000     Phelps Dodge Corp.                                                          873,400
       10,200     United States Steel Corp                                                    643,314
                  TOTAL METALS & MINING                                                     3,502,053
                  MULTILINE RETAIL - 0.5%
       10,800     Penney (J.C.) Co., Inc.                                                     679,968
                  MULTILINE UTILITIES - 1.3%
       42,200     Alliant energy Corp.                                                      1,526,796
       23,700     Teco Energy Inc.                                                            377,778
                  TOTAL MULTILINE UTILITIES                                                 1,904,574
                  OIL & GAS - 4.9%
       37,800     Amerada-Hess Corp.                                                        1,999,620
       20,000     Marathon Oil Corp.                                                        1,812,800
       20,200     Sunoco, Inc.                                                              1,404,708
       15,600   1 The Houston Exploration Co.                                                 996,216
       23,666     XTO Energy, Inc.                                                          1,112,065
                  TOTAL OIL & GAS                                                           7,325,409
                  OIL, GAS & CONSUMABLE FUELS -3.4%
       12,750     CONSOL Energy, Inc.                                                         524,790
       22,600   1 Denbury Resources Inc.                                                      783,542
       12,000   1 Newfield Exploration Co.                                                    556,560
       25,200     Noble Energy Inc.                                                         1,275,372
       20,800     Peabody Energy Corp.                                                      1,037,920
       17,900     Pioneer Natural Resources Co.                                               811,765
                  TOTAL OIL, GAS & CONSUMABLE FUELS                                         4,989,949
                  PAPER & FOREST PRODUCTS - 0.6%
       31,400     MeadWestvaco Corp.                                                          820,168
                  PHARMACEUTICALS - 1.1%
       25,500     Perrigo Co.                                                                 403,920
       22,981   1 Sepracor, Inc.                                                            1,135,261
                  TOTAL PHARMACEUTICAL                                                      1,539,181
                  REAL ESTATE - 2.0%
       19,400     American Home Mortgage Investment Corp.                                     677,448
       35,300     Felcor Lodging Trust Inc.                                                   776,600
        8,900     First Industrial Realty Trust Inc.                                          358,492
       26,500     Hospitality Property Trust                                                1,154,605
                  TOTAL REAL ESTATE                                                         2,967,145
                  ROAD & RAIL - 0.6%
       13,600     CSX Corp.                                                                   825,248
                  SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.0%
       37,300   1 Advanced Micro Devices Inc.                                                 723,247
       28,600     Microchip Technology, Inc.                                                  922,636
       34,500   1 Micron Technology Inc.                                                      537,855
       15,500   1 MKS Instruments Inc.                                                        320,385
       78,700   1 RF Micro Devices Inc.                                                       484,792
                  TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                  2,988,915
                  SOFTWARE - 2.8%
       48,500   1 Activision, Inc.                                                            579,575
       16,700   1 Ansys, Inc.                                                                 766,363
       20,300   1 Autodesk, Inc.                                                              692,433
       51,900   1 Cadence Design System, Inc.                                                 840,261
       37,100     Reynolds & Reynolds Co., Class A                                          1,312,969
                  TOTAL SOFTWARE                                                            4,191,601
                  SPECIALTY RETAIL - 5.1%
       20,200     Abercrombie & Fitch Co.                                                   1,069,792
       31,100     American Eagle Outfitters Inc.                                            1,021,946
       42,900   1 Chicos Fas, Inc.                                                            971,685
       25,750   1 GameStop Corp.                                                            1,071,458
       31,300     Michaels Stores, Inc.                                                     1,327,746
       36,950     Ross Stores, Inc.                                                           919,686
        9,700     Sherwin-Williams Co.                                                        490,820
       22,900     Williams-Sonoma, Inc.                                                       728,220
                  TOTAL SPECIALTY RETAIL                                                    7,601,353
                  TEXTILES APPAREL & LUXURY GOODS - 1.2%
       17,200     Jones Apparel Group Inc.                                                    509,120
       19,100     V.F. Corp.                                                                1,295,362
                  TOTAL TEXTILE APPAREL & LUXURY GOODS                                      1,804,482
                  TOBACCO - 0.4%
        4,700     Reynolds American, Inc.                                                     595,866
                  TOOL-HAND HELD - 0.3%
        6,700     Black & Decker Corp.                                                        472,417
                  TRADING COMPANIES & DISTRIBUTORS - 1.0%
       19,300     Fastenal Co.                                                                686,501
       29,000   1 United Rentals, Inc.                                                        809,680
                  TOTAL TRADING COMPANIES & DISTRIBUTORS                                    1,496,181
                  UTILITIES - 0.3%
       13,200     National Fuel Gas Co. N.J                                                   490,248
                  TOTAL COMMON STOCKS (IDENTIFIED COST $132,574,457)                      147,229,257
                2 MUTUAL FUND - 0.8%
    1,241,952     MTB Prime Money Market Fund, Corporate Shares (AT NET ASSET VALUE)        1,241,952
                  TOTAL INVESTMENTS - 99.6%                                               148,471,209
                  (IDENTIFIED COST $133,816,409)3
                  OTHER ASSETS AND LIABILITIES - NET - 0.4%                                   567,536
                  TOTAL NET ASSETS - 100%                                               $ 149,038,745

1    Non-income producing security.

2    Affiliated company.

3 At July 31, 2006, the cost of investments for federal tax purposes was $133,816,408.The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $14,654,801. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,229,721 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,574,920.

   Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.


       INVESTMENT VALUATION - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices provided by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.







MTB MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  PRINCIPAL  DESCRIPTION   VALUE
  AMOUNT

                 1 COMMERCIAL PAPER--70.2%
                   ASSET BACKED-7.3%
  $ 42,500,000     Apreco, Inc., 5.395%, 9/19/2006                                                                   $    42,190,517
    86,000,000 2,3 CRC Funding LLC, 5.411%, 9/28/2006                                                                     85,257,342
                      TOTAL ASSET BACKED                                                                                 127,447,859
                   CONSUMER FINANCE-14.5%
    87,000,000     American General Finance Corp., 5.157%, 9/5/2006                                                       86,569,471
    82,000,000     Dexia Delaware LLC, 5.368%, 9/11/2006                                                                  81,503,171
    85,000,000     HSBC Finance Corp., 5.074%, 8/1/2006                                                                   85,000,000
                      TOTAL CONSUMER FINANCE                                                                             253,072,642
                   DIVERSIFIED FINANCIAL SERVICES-12.9%
    44,347,000     CIT Group, Inc., 5.110%, 9/1/2006                                                                      44,155,680
    92,000,000     Citigroup Funding, Inc., 5.023%, 8/28/2006                                                             91,660,520
    87,500,000     General Electric Capital Services, 4.490%, 8/2/2006                                                    87,489,087
                      TOTAL DIVERSIFIED FINANCIAL SERVICES                                                               223,305,287
                   FINANCIAL AUTOMOTIVE-4.8%
    85,000,000     FCAR Auto Loan Trust, A1/P1 Series, 5.192%, 10/16/2006                                                 84,092,011
                   FINANCIAL SECURITIES-4.8%
    85,000,000     Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.434%, 10/11/2006                           84,101,456
                   FOOD &  BEVERAGE-4.6%
    81,000,000     Nestle Capital Corp., 5.282%, 8/21/2006                                                                80,764,425
                   INSURANCE-9.4%
    85,000,000     AIG Funding, Inc., 5.289%, 8/14/2006                                                                   84,838,547
    80,000,000     Prudential Funding LLC, 5.488%, 1/4/2007                                                               78,148,800
                      TOTAL INSURANCE                                                                                    162,987,347
                   MEDIA-4.1%
    72,000,000     Gannett Co., Inc., 5.255%, 8/9/2006                                                                    71,916,160
                   OIL, GAS & CONSUMABLE FUELS-2.9%
    50,000,000     Chevron Corp., 5.263%, 8/17/2006                                                                       49,883,555
                   PERSONAL CREDIT-4.9%
    85,500,000     American Express Credit Corp., 5.353%, 9/26/2006                                                       84,795,100
                      TOTAL COMMERCIAL PAPER                                                                           1,222,365,842
                   GOVERNMENT AGENCIES-9.5%
                   DIVERSIFIED FINANCIAL SERVICES-4.6%
    80,000,000     Federal Farm Credit System, 5.249%, 8/21/2006                                                          79,999,123
                   THRIFTS & MORTGAGE FINANCE-4.9%
    85,000,000     Federal National Mortgage Association, 4.000%, 8/22/2006                                               84,998,215
                      TOTAL GOVERNMENT AGENCIES                                                                          164,997,338
                 4 NOTES - VARIABLE-17.2%
                   ASSET BACKED-0.0%
       155,000     Bob Sumerel Tire Co., Inc., 5.400%, 8/3/2006                                                              155,000
                   BANKING-5.0%
    86,000,000     Credit Suisse, Zurich, 5.511%, 10/24/2006                                                              86,011,929
                   CAPITAL MARKETS-4.9%
    86,000,000     Morgan Stanley, Dean Witter, 5.330%, 8/1/2006                                                          86,000,000
                   COMMERCIAL BANKS-4.7%
    81,500,000     Wells Fargo Bank, N.A., 5.329%, 8/21/2006                                                              81,500,000
                   COMPUTERS & PERIPHERALS-2.6%
    44,500,000     IBM Corp., 5.499%, 9/28/2006                                                                           44,519,330
                   DIVERSIFIED FINANCIAL SERVICES-0.0%
       506,000     Capital One Funding Corp., Series 1996-H, (J.P. Morgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006            506,000
                      TOTAL NOTES - VARIABLE                                                                             298,692,259
                   REPURCHASE AGREEMENT--3.3%
    58,271,000     Interest in $58,271,000 repurchase agreement 4.81%, dated 7/31/2006 under which State Street           58,271,000
                   Bank Corp. will repurchase a U.S. Treasury security maturing on 2/15/2013 for $58,278,786 on
                   8/1/2006.  The market value of the underlying security at the end of the period was
                   $59,560,223. (AT COST)
                      TOTAL INVESTMENTS-100.2%                                                                         1,744,326,439
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET - (0.2)%                                                        (4,316,391)
                      TOTAL NET ASSETS - 100%                                                                        $ 1,740,010,048

1    Discount rate at time of purchase.

2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, this restricted security amounted to $85,257,342, which represented 4.9% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, this liquid restricted security amounted to $85,257,342, which represented 4.9% of total net assets.

4    Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronym is used throughout this portfolio:

 LOC --Letter of Credit








MTB MULTI CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

 SHARES       DESCRIPTION                                                      VALUE
              COMMON STOCKS-97.4%
              AEROSPACE & DEFENSE-1.3%
   1,100    1 AAR Corp.                                                 $     26,048
     400    1 Armor Holdings, Inc.                                            20,664
     900    1 Ladish Co., Inc.                                                30,600
   2,800      Precision Castparts Corp.                                      167,020
   1,000    1 Teledyne Technologies, Inc.                                     38,160
   1,800    1 Teradyne, Inc.                                                  23,652
     500      Triumph Group, Inc.                                             23,995
   3,600      United Technologies Corp.                                      223,884
                 TOTAL AEROSPACE & DEFENSE                                   554,023
              AIR FREIGHT & LOGISTICS-1.2%
   2,700      C.H. Robinson Worldwide, Inc.                                  123,606
   2,700      Expeditors International WA, Inc.                              122,769
   4,000      United Parcel Service, Inc., Class B                           275,640
                 TOTAL AIR FREIGHT & LOGISTICS                               522,015
              AIRLINES-0.1%
   1,100      Lan Airlines SA                                                 35,046
              AUTOMOBILES-0.2%
   2,400      ArvinMeritor, Inc.                                              39,504
   1,000      Thor Industries, Inc.                                           42,840
                 TOTAL AUTOMOBILES                                            82,344
              BEVERAGES-2.9%
  11,000      Coca-Cola Co.                                                  489,500
   1,400      MGP Ingredients, Inc.                                           32,242
  11,500      PepsiCo, Inc.                                                  728,870
                 TOTAL BEVERAGES                                           1,250,612
              BIOTECHNOLOGY-3.1%
     700    1 Advanced Life Sciences Holdings, Inc.                            1,988
   1,400    1 Alkermes, Inc.                                                  24,024
  10,000    1 Amgen, Inc.                                                    697,400
   1,200    1 Array BioPharma, Inc.                                           10,032
 488,542    1 Calypte Biomedical Corp.                                        10,977
     500    1 Digene Corp.                                                    21,105
   1,200    1 Genzyme Corp.                                                   81,936
   2,700    1 Gilead Sciences, Inc.                                          165,996
  18,500    1 Halozyme Therapeutics, Inc.                                     43,290
   9,700    1 Harvard Bioscience, Inc.                                        43,650
   3,400    1 Human Genome Sciences, Inc.                                     33,014
   1,400    1 ICOS Corp.                                                      31,976
   1,600    1 Martek Biosciences Corp.                                        44,688
   1,400    1 Nektar Therapeutics                                             22,820
   3,900    1 PDL BioPharma, Inc.                                             70,239
   1,200    1 Progenics Pharmaceuticals, Inc.                                 26,352
                 TOTAL BIOTECHNOLOGY                                       1,329,487
              CAPITAL MARKETS-2.2%
   1,500    1 Affiliated Managers Group                                      137,325
     800      Allied Capital Corp.                                            22,520
   1,100    1 Investment Technology Group, Inc.                               55,396
   1,200      Legg Mason, Inc.                                               100,164
   3,500      Lehman Brothers Holdings, Inc.                                 227,325
   5,500      Morgan Stanley                                                 365,750
   1,000      OptionsXpress Holdings, Inc.                                    26,180
                 TOTAL CAPITAL MARKETS                                       934,660
              COMMERCIAL BANKS-1.9%
   8,500      Bank of America Corp.                                          438,005
     400      City National Corp.                                             26,684
   3,900      Colonial BancGroup, Inc.                                        99,060
   3,260      Zions Bancorp                                                  267,776
                 TOTAL COMMERCIAL BANKS                                      831,525
              COMMERCIAL SERVICES & SUPPLIES-1.0%
     900    1 CRA International, Inc.                                         40,689
   1,100    1 Clean Harbors, Inc.                                             40,579
     800    1 Corrections Corp. of America                                    43,680
   3,750    1 Laureate Education, Inc.                                       171,188
   3,600    1 Waste Connections, Inc.                                        134,568
                 TOTAL COMMERCIAL SERVICES & SUPPLIES                        430,704
              COMMUNICATIONS EQUIPMENT-4.5%
   2,600    1 Blue Coat Systems, Inc.                                         37,388
   5,600    1 Ciena Corp.                                                     20,328
  30,500    1 Cisco Systems, Inc.                                            544,425
  16,000    1 Corning, Inc.                                                  305,120
   1,300    1 CommScope, Inc.                                                 40,599
   2,100    1 F5 Networks, Inc.                                               97,314
   3,600      Harris Corp.                                                   163,980
   9,400    1 JDS Uniphase Corp.                                              20,022
  10,500      Motorola, Inc.                                                 238,980
   1,700    1 Netgear, Inc.                                                   32,895
  12,200      Qualcomm, Inc.                                                 430,172
     771    1 Tollgrade Communications, Inc.                                   7,155
                 TOTAL COMMUNICATIONS EQUIPMENT                            1,938,378
              COMPUTERS & PERIPHERALS-4.1%
   1,800    1 Apple Computer, Inc.                                           122,328
  11,800    1 Dell, Inc.                                                     255,824
  28,000    1 EMC Corp. Mass                                                 284,200
   6,800    1 Electronics for Imaging, Inc.                                  137,224
   7,000      IBM Corp.                                                      541,870
     900    1 On Track Innovations Ltd.                                        8,739
  18,300    1 Seagate Technology Holdings                                    424,560
                 TOTAL COMPUTERS & PERIPHERALS                             1,774,745
              CONSTRUCTION & ENGINEERING-1.4%
   8,200      Chicago Bridge & Iron Co. NV                                   198,932
   6,000    1 Foster Wheeler Ltd.                                            228,840
   3,100    1 McDermott International, Inc.                                  141,174
   1,500    1 Quanta Services, Inc.                                           23,940
     900    1 URS Corp.                                                       35,640
                 TOTAL CONSTRUCTION & ENGINEERING                            628,526
              CONSUMER FINANCE-1.3%
   5,400      American Express Co.                                           281,124
   3,800      Capital One Financial Corp.                                    293,930
                 TOTAL CONSUMER FINANCE                                      575,054
              DIVERSIFIED CONSUMER SERVICES-0.1%
   1,100    1 Steiner Leisure Ltd.                                            44,198
              DIVERSIFIED FINANCIAL SERVICES-1.7%
   2,300      CIT Group, Inc.                                                105,593
   7,944      CapitalSource, Inc.                                            187,399
   1,000    1 InterContinentalExchange, Inc.                                  59,600
   1,400      International Securities Exchange, Inc., Class A                56,966
   2,300      iShares S&P 400 Mid Cap 400/Citigroup Growth Index             161,345
   1,600    1 Knight Capital Group, Inc.                                      26,464
   2,800      Moody's Corp.                                                  153,664
                 TOTAL DIVERSIFIED FINANCIAL SERVICES                        751,031
              DIVERSIFIED TELECOMMUNICATION SERVICES-0.2%
   7,800      Alaska Communications Systems Holdings, Inc.                    96,642
              ELECTRICAL EQUIPMENT-1.2%
   1,200    1 General Cable Corp.                                             42,840
   7,100      Rockwell Automation, Inc.                                      440,058
   1,300    1 Suntech Power Holdings Co., Ltd.                                33,709
                 TOTAL ELECTRICAL EQUIPMENT                                  516,607
              ELECTRONIC EQUIPMENT & INSTRUMENTS-1.0%
   6,000      Jabil Circuit, Inc.                                            138,600
     800    1 Mettler Toledo International, Inc.                              49,224
   2,800    1 Optimal Group, Inc., Class A                                    41,272
   1,600    1 Orbatech Ltd.                                                   34,496
   2,100    1 RadiSys Corp.                                                   44,289
   1,100    1 ScanSource, Inc.                                                32,725
   1,500      Technitrol, Inc.                                                37,170
   2,900    1 Zygo Corp.                                                      44,979
                 TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                    422,755
              ENERGY EQUIPMENT &  SERVICES-4.8%
  10,200    1 Dynegy, Inc., Class A                                           57,426
   9,500      ENSCO International, Inc.                                      439,090
   4,100    1 Grant Prideco, Inc.                                            186,591
   4,800    1 Grey Wolf, Inc.                                                 36,768
   1,400      Helmerich & Payne, Inc.                                         38,752
   9,300    1 Nabors Industries Ltd.                                         328,476
     700      New Jersey Resources Corp.                                      34,951
   1,300    1 Oil States International, Inc.                                  41,808
   4,800    1 Parker Drilling Co.                                             34,848
   4,800      Schlumberger Ltd.                                              320,880
   1,200    1 Todco                                                           45,732
     800    1 Veritas DGC, Inc.                                               45,816
     900    1 W-H Energy Services, Inc.                                       49,518
   9,400    1 Weatherford International Ltd.                                 440,296
                 TOTAL ENERGY EQUIPMENT & SERVICES                         2,100,952
              FOOD & STAPLES RETAILING- 2.0%
     600      Andersons, Inc.                                                 22,428
  10,000      Sysco Corp.                                                    276,000
  13,000      Wal-Mart Stores, Inc.                                          578,500
                 TOTAL FOOD & STAPLES RETAILING                              876,928
              GAS UTILITIES-0.2%
   1,000      Questar, Inc.                                                   88,600
              HEALTH CARE EQUIPMENT & SUPPLIES-4.4%
   1,000    1 Air Methods Corp.                                               19,250
   8,800    1 Cytyc Corp.                                                    216,480
   9,600      Dentsply International, Inc.                                   300,480
   1,700    1 Intuitive Surgical, Inc.                                       161,840
   3,100    1 Kinetic Concepts, Inc.                                         138,136
     700    1 Medical Action Industries, Inc.                                 15,519
   3,000      Medtronic, Inc.                                                151,560
  12,000      Mentor Corp.                                                   533,520
   1,963    1 Varian Medical Systems, Inc.                                    88,963
   4,600    1 Zimmer Holdings, Inc.                                          290,904
                 TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                    1,916,652
              HEALTH CARE PROVIDERS & SERVICES-4.8%
   6,800      Caremark Rx, Inc.                                              359,040
   8,800    1 Cerner Corp.                                                   356,224
   5,700    1 Express Scripts, Inc.                                          439,071
   2,700    1 Five Star Quality Care Co.                                      29,160
   6,700    1 Health Net, Inc.                                               281,199
   3,100      IMS Health, Inc.                                                85,064
   2,900    1 Pediatrix Medical Group                                        122,960
   4,700    1 Psychiatric Solutions, Inc.                                    148,003
   1,000    1 Res-Care, Inc.                                                  19,020
     600    1 Sierra Health Services, Inc.                                    25,908
   5,000      UnitedHealth Group, Inc.                                       239,150
                 TOTAL HEALTH CARE PROVIDERS & SERVICES                    2,104,799
              HOTELS, RESTAURANTS & LEISURE-1.0%
   1,600      Brinker International, Inc.                                     51,840
   6,500      Hilton Hotels Corp.                                            155,545
   3,000    1 Shuffle Master, Inc.                                            87,450
   4,100    1 Starbucks Corp.                                                140,466
                 TOTAL HOTELS, RESTAURANTS & LEISURE                         435,301
              HOUSEHOLD DURABLES-0.3%
   1,200      Harman International Industries, Inc.                           96,240
   1,850    1 Toll Brothers, Inc.                                             47,305
                 TOTAL HOUSEHOLD DURABLES                                    143,545
              HOUSEHOLD PRODUCTS-2.8%
   2,300      Colgate-Palmolive Co.                                          136,436
  19,200      Procter & Gamble Co.                                         1,079,040
                 TOTAL HOUSEHOLD PRODUCTS                                  1,215,476
              IT SERVICES- 1.1%
   3,100    1 Checkfree Corp.                                                137,950
   3,100    1 Cognizant Technology Solutions Corp., Class A                  203,019
   1,000      MoneyGram International, Inc.                                   30,650
   2,500    1 MPS Group, Inc.                                                 32,475
   2,500    1 Sykes Enterprises, Inc.                                         40,800
   1,200    1 VeriFone Holdings, Inc.                                         33,900
                 TOTAL IT SERVICES                                           478,794
              INDUSTRIAL CONGLOMERATES-2.2%
   2,000      3M Co.                                                         140,800
  25,000      General Electric Co.                                           817,250
                 TOTAL INDUSTRIAL CONGLOMERATES                              958,050
              INSURANCE-3.1%
   8,200      American International Group, Inc.                             497,494
   2,700      Fidelity National Financial, Inc.                              103,545
   6,000      HCC Insurance Holdings, Inc.                                   182,940
   7,500      Lincoln National Corp.                                         425,100
   1,000      NYMAGIC, Inc.                                                   31,380
   3,400      State Auto Financial Corp.                                     102,680
                 TOTAL INSURANCE                                           1,343,139
              INTERNET & CATALOG RETAIL-0.3%
   5,700    1 eBay, Inc.                                                     137,199
              INTERNET SOFTWARE & SERVICES-1.3%
   1,000    1 Akamai Technologies, Inc.                                       39,630
   1,100    1 Google, Inc., Class A                                          425,260
   3,800    1 Yahoo!, Inc.                                                   103,132
                 TOTAL INTERNET SOFTWARE & SERVICES                          568,022
              MACHINERY-2.9%
     800    1 Agco Corp.                                                      18,368
     500      Bucyrus International, Inc., Class A                            24,355
   3,000      Caterpillar, Inc.                                              212,610
   7,300      Graco, Inc.                                                    286,817
   2,650      Harsco Corp.                                                   213,616
   9,200      Joy Global, Inc.                                               345,184
   1,300      Titan International, Inc.                                       23,452
   4,500      Wabtec Corp.                                                   119,520
                 TOTAL MACHINERY                                           1,243,922
              MEDIA-0.7%
   7,500      News Corp., Class A                                            144,300
   8,800      Time Warner, Inc.                                              145,200
                 TOTAL MEDIA                                                 289,500
              METALS & MINING-2.0%
   6,300    1 Bema Gold Corp.                                                 35,910
   3,600      Cleveland Cliffs, Inc.                                         130,140
   1,300      Commercial Metals Corp.                                         29,497
   6,400      Companhia Vale do Rio Doce                                     148,480
   8,500      Fording Canadian Coal Trust                                    244,800
     600    1 Oregon Steel Mills, Inc.                                        27,744
   5,400      Peabody Energy Corp.                                           269,460
                 TOTAL METALS & MINING                                       886,031
              MULTILINE RETAIL-1.4%
   1,800    1 Kohl's Corp.                                                   101,934
   1,100    1 Sears Holdings Corp.                                           150,975
   8,000      Target Corp.                                                   367,360
                 TOTAL MULTILINE RETAIL                                      620,269
              OIL & GAS-4.3%
  22,000      ExxonMobil Corp.                                             1,490,280
   3,100    1 Global Industries, Inc.                                         51,708
   5,500      UTS Energy Corp.                                                25,311
   6,700      XTO Energy, Inc.                                               314,833
                 TOTAL OIL & GAS                                           1,882,132
              OIL, GAS & CONSUMABLE FUELS-3.3%
   5,500      Chevron Corp.                                                  361,790
   4,300      ConocoPhillips                                                 295,152
   1,896      CONSOL Energy, Inc.                                             78,039
   3,300    1 Denbury Resources, Inc.                                        114,411
   2,400      EOG Resources, Inc.                                            177,960
   1,800    1 Newfield Exploration Co.                                        83,484
   3,600      Noble Energy Inc.                                              182,196
   2,500      Pioneer National Resources Co.                                 113,375
   3,400    1 USEC, Inc.                                                      35,802
                 TOTAL OIL, GAS & CONSUMABLE FUELS                         1,442,209
              PERSONAL PRODUCTS-0.5%
     900      Church & Dwight Co., Inc.                                       32,850
   4,400      Estee Lauder Cos., Inc., Class A                               164,208
     500    1 HerbalLife Ltd.                                                 17,860
                 TOTAL PERSONAL PRODUCTS                                     214,918
              PHARMACEUTICALS-7.9%
   5,000      Abbott Laboratories                                            238,850
     900      Alpharma, Inc.                                                  20,322
   1,700    1 Cephalon, Inc.                                                 111,758
  15,700      Johnson & Johnson                                              982,035
   5,800      Lilly (Eli) & Co.                                              329,266
     400      Medicis Pharmaceutical Corp., Class A                           11,024
     600    1 MGI Pharma, Inc.                                                 8,766
   4,000      Novartis AG, ADR                                               224,880
     300    1 OSI Pharmaceuticals, Inc.                                       10,017
   4,800      Perrigo Co.                                                     76,032
  34,500      Pfizer, Inc.                                                   896,655
   4,200    1 Pozen, Inc.                                                     31,710
   3,308    1 Sepracor, Inc.                                                 163,415
     300    1 United Therapeutics Corp.                                       17,793
   6,500      Wyeth                                                          315,055
                 TOTAL PHARMACEUTICALS                                     3,437,578
              ROAD & RAIL-0.0%
   1,000      Hunt (J.B.) Transportation Services, Inc.                       20,570
              SEMICONDUCTOR  EQUIPMENT & PRODUCTS-2.6%
  15,200    1 Advanced Micro Devices, Inc.                                   294,728
   3,400    1 Exar Corp.                                                      44,030
  14,000      Intel Corp.                                                    252,000
   3,400    1 MKS Instruments, Inc.                                           70,278
   4,200      Microchip Technology, Inc.                                     135,492
  14,200    1 RF Micro Devices, Inc.                                          87,472
   7,000      Texas Instruments, Inc.                                        208,460
   2,100    1 Trident Microsystems, Inc.                                      36,162
                 TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                  1,128,622
              SOFTWARE-4.9%
   7,100    1 Activision, Inc.                                                84,845
   5,900    1 Agile Software Corp. DE                                         34,633
   3,200    1 Ansys, Inc.                                                    146,848
   6,900    1 Autodesk, Inc.                                                 235,359
   7,500    1 Cadence Design Systems, Inc.                                   121,425
   5,000    1 Electronic Arts, Inc.                                          235,550
   1,800    1 FileNet Corp.                                                   57,276
   2,610    1 MapInfo Corp.                                                   29,911
  39,500      Microsoft Corp.                                                949,185
   4,200    1 Opswares, Inc.                                                  29,190
   4,500      SAP AG                                                         205,335
                 TOTAL SOFTWARE                                            2,129,557
              SPECIALTY RETAIL-5.6%
   3,000      Abercrombie & Fitch Co., Class A                               158,880
   4,300      American Eagle Outfitters, Inc.                                141,298
   3,100    1 Bed Bath & Beyond, Inc.                                        103,788
   3,200      Best Buy Co., Inc.                                             145,088
     600      Buckle, Inc.                                                    23,820
   6,100    1 Chicos Fas, Inc.                                               138,165
     600    1 Children's Place Retail Stores, Inc.                            33,492
   1,700    1 Dress Barn, Inc.                                                36,686
   4,650    1 GameStop Corp., Class A                                        193,486
   1,100    1 Genesco, Inc.                                                   29,777
  14,500      Home Depot, Inc.                                               503,295
   8,500      Lowe's Cos., Inc.                                              240,975
   4,600      Michaels Stores, Inc.                                          195,132
   2,300    1 Payless ShoeSource, Inc.                                        59,524
   5,400      Ross Stores, Inc.                                              134,406
   1,800    1 Shoe Carnival, Inc.                                             39,582
   6,000      Staples, Inc.                                                  129,720
   3,400      Williams-Sonoma, Inc.                                          108,120
                 TOTAL SPECIALTY RETAIL                                    2,415,234
              TEXTILES, APPAREL & LUXURY GOODS-1.0%
   4,500    1 Coach, Inc.                                                    129,195
   1,300      KellWood Co.                                                    34,385
   2,800      Nike, Inc., Class B                                            221,200
     900      Phillips-Van Heusen Corp.                                       31,977
   1,500    1 Skechers USA, Inc., Class A                                     32,715
                 TOTAL TEXTILES, APPAREL & LUXURY GOODS                      449,472
              THRIFTS & MORTGAGE FINANCE-0.4%
   2,700      Federal Home Loan Mortgage Corp.                               156,222
              TOBACCO-1.6%
   8,700      Altria Group, Inc.                                             695,739
              TRADING COMPANIES & DISTRIBUTORS-0.5%
   2,800      Fastenal Co.                                                    99,596
   4,300    1 United Rentals, Inc.                                           120,056
                 TOTAL TRADING COMPANIES & DISTRIBUTORS                      219,652
              WASTE DISPOSAL-0.1%
     900      Republic Services, Inc.                                         36,144
                 TOTAL COMMON STOCKS                                      42,353,580
                 (IDENTIFIED COST $40,460,408)
            2 MUTUAL FUNDS---1.6%
     944      MTB Money Market Fund, A2 Shares                                   944
 690,193      MTB Prime Money Fund, Corporate Shares                         690,193
                 TOTAL MUTUAL FUNDS                                          691,137
                 (AT NET ASSET VALUE)
                 TOTAL INVESTMENTS---99.0%                                43,044,717
                 (IDENTIFIED COST $41,151,545)3
                 OTHER ASSETS AND LIABILITIES---NET-1.0%                     424,516
                 TOTAL NET ASSETS-100%                                  $ 43,469,233

1    Non-income producing.

2    Affiliated company.

3 At July 31, 2006, the cost of investments for federal tax purposes was $41,151,545. The net unrealized appreciation of investments for federal tax purposes was $1,893,172. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,049,843 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,156,671.

Note:   The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices provided by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.







MTB NEW YORK MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                1 MUNICIPAL BONDS--98.0%
                  GUAM--0.5%
                  SINGLE FAMILY HOUSING--0.5%
  $   375,000     Guam Housing Corp., State Single Family Housing Revenue Bonds, 5.75%, 9/1/2031                        $    417,694
                  NEW YORK--94.2%
                  DEVELOPMENT--6.0%
    1,000,000     Geneva, NY, IDA, Revenue Bonds, (Project A), 5.375%, (Hobart and William Smith), 2/1/2033                1,046,830
    1,000,000     Montgomery County, NY, IDA, Revenue Bonds (Series A), 5.00% (XL Capital Assurance Inc. INS),             1,027,920
                  7/1/2029
    2,000,000     New York Convention Center Development Corp., 5.00% (AMBAC LOC), 11/15/2026                              2,077,420
      155,000     Schenectady, NY, IDA, (Series A), 5.45% (Union College)/(AMBAC INS)/(Original Issue Yield:                 164,336
                  5.467%), 12/1/2029
      300,000     Schenectady, NY Metroplex Development Authority Revenue, Revenue Bonds (Series A), 4.00%,                  299,982
                  12/15/2006
      425,000     Utica, NY, IDA Civic Facility, (Series A) Revenue Bonds, 5.50% (Munson Williams Proctor),                  448,383
                  7/15/2029
      320,000     Utica, NY, IDA Civic Facility, (Series A), 5.375% (Munson Williams Proctor)/(Original Issue Yield:         335,088
                  5.45%), 7/15/2019
                  TOTAL DEVELOPMENT                                                                                     $  5,399,959
                  FACILITIES--1.1%
      915,000     Canton, NY, Human Services, 5.75% (Original Issue Yield: 5.80%), 9/1/2032                                  963,550
                  GENERAL-18.8%
       50,000     Broome County, NY, Certificate of Participation, 5.25% (MBIA Insurance Corp. INS)/(Original Issue           50,059
                  Yield: 5.578%), 4/1/2022
    1,000,000     Grand Central, NY, District Management Association, Inc., Refunding Bonds , 5.00%, 1/1/2021              1,032,790
      870,000     Municipal Assistance Corp. of Troy, NY, Refunding Revenue Bonds (Series A) , 5.00% (Original Issue         887,348
                  Yield: 5.40%), 1/15/2010
    2,000,000     Nassau County, NY, Interim Finance Authority, 5.00%, 11/15/2022                                          2,099,840
    3,000,000     Nassau County, NY, Interim Finance Authority, Revenue Bonds (Series H), 5.25% (AMBAC INS),               3,248,940
                  11/15/2017
      500,000     Nassau County, NY, Special Tax, 5.75% (Original Issue Yield: 5.18%), 11/15/2013                            540,170
    1,000,000     New York City, NY, Transitional Finance Authority, Future Tax Secured Bonds (2003 Series E),             1,025,360
                  5.00%, 2/1/2033
      875,000     New York City, NY, Transitional Finance Authority, Revenue Bonds, 5.75%, 2/15/2015                         941,509
    1,425,000     Sales Tax Asset Receivable Corp., NY, (Series A), 5.00% (MBIA Global Funding LLC LOC)/                   1,482,770
                  (Original Issue Yield: 4.41%), 10/15/2026
    1,735,000     Sales Tax Asset Receivable Corp., NY, Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS),        1,808,980
                  10/15/2025
    3,660,000     Sales Tax Asset Receivable Corp., NY, Revenue Bonds (Series A), 5.00%, 10/15/2029                        3,795,603
                  TOTAL GENERAL                                                                                         $ 16,913,369
                  GENERAL OBLIGATION---7.1%
       50,000     Lakewood, NY, GO UT Public Improvement Bonds, 5.50% (Original Issue Yield: 5.70%), 4/1/2012                 50,434
      500,000     Nassau County, NY, GO, (Series F), 7.00% (FSA INS), 3/1/2010                                               552,440
    2,500,000     New York City, NY, 5.00%, 6/1/2023                                                                       2,580,000
    1,000,000     New York City, NY, GO UT,  Bonds (Fiscal 2004 Series I), 5.00%, 8/1/2022                                 1,031,590
    1,580,000     Orange County, NY, GO UT, 5.10% (Original Issue Yield: 5.29%), 7/15/2019                                 1,637,465
      510,000     Utica, NY, GO UT, 5.50%, 8/15/2013                                                                         544,364
                  TOTAL GENERAL OBLIGATION                                                                              $  6,396,293
                  HIGHER EDUCATION--14.4%
       15,000     New York State HFA, Refunding Revenue Bonds, 7.90% (United States Treasury COL), 11/1/2006                  15,157
    1,170,000     New York State Dormitory Authority, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/15/2023           1,225,002
      425,000     New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010           465,876
    1,230,000     New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010         1,315,473
    2,000,000     New York State Dormitory Authority, Mental Health Services Facilities Improvement Revenue Bonds          2,082,440
                  (Series 2005D-1), 5.00% (New York State)/(FGIC INS), 2/15/2023
    1,000,000     New York State Dormitory Authority, Revenue Bonds (Series A), 5.50%, 5/15/2021                           1,132,010
    3,000,000     New York State Dormitory Authority, Revenue Bonds, 7.50%, 5/15/2013                                      3,597,870
    1,000,000     New York State Dormitory Authority, Rochester University, 5.125%, 7/1/2039                               1,027,320
    1,000,000     New York State Dormitory Authority, School District Financing Revenue Bonds (Series C), 5.375%           1,080,380
                  (MBIA Insurance Corp. INS), 10/1/2015
      895,000     New York State Dormitory Authority, School Districts Financing Program (Series D), 5.50% (MBIA             969,455
                  Insurance Corp. INS), 10/1/2017
                  TOTAL HIGHER EDUCATION                                                                                $ 12,910,983
                  MEDICAL--8.9%
    1,000,000     Chemung County, NY, IDA, (Series B), 5.00% (Original Issue Yield: 4.999%), 11/1/2034                     1,008,880
      750,000     Chemung County, NY, IDA, 5.00% (Arnot Ogden Medical Center)/(Original Issue Yield: 5.02%),                 756,660
                  11/1/2034
    1,000,000     Monroe County, NY, IDA, Civic Facilities Revenue Bonds, 5.00% (Highland Hospital Rochester                 995,030
                  Project), 8/1/2025
    1,000,000     New York City, NY, Health and Hospitals Corp., (Series A), 5.45% (Original Issue Yield: 5.48%),          1,034,650
                  2/15/2026
      750,000     New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, 5.05% (FHA          773,827
                  INS), 8/15/2024
    1,000,000     New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds,            1,033,700
                  5.10% (AMBAC INS), 2/1/2019
    1,000,000     New York State Dormitory Authority, Revenue Bonds (Series J), 5.00% (Brookdale Hospital Medical          1,031,440
                  Center)/(AMBAC INS)/(Original Issue Yield: 5.10%), 2/15/2010
    1,000,000     New York State Dormitory Authority, United Health Services, 5.375% (AMBAC INS)/(Original Issue           1,038,840
                  Yield: 5.573%), 8/1/2027
      275,000     Tompkins, NY, Health Care Corp., 10.80% (FHA INS), 2/1/2028                                                307,414
                  TOTAL MEDICAL                                                                                         $  7,980,441
                  MULTIFAMILY HOUSING-6.1%
    1,355,000     East Rochester, NY Housing Authority, Refunding Revenue Bonds, 6.125% (Original Issue Yield:             1,482,465
                  5.375%), 4/20/2043
      125,000     Holiday Square Housing Development Corp., NY, Section 8 Assisted Project, 5.80% (Holiday Square            125,104
                  Management Co.)/(FNMA COL)/(Original Issue Yield: 5.943%), 1/15/2024
      960,000     New Rochelle, NY, Municipal Housing Authority, Revenue Bonds, 6.50% (HUD Section 8 GTD)/(Original        1,031,866
                  Issue Yield: 6.803%), 12/1/2014
       10,000     New York State HFA, (Series A), 6.90%, 8/15/2007                                                            10,019
    1,000,000     New York State HFA, (Series A), 7.75% (FHA INS)/(Original Issue Yield: 7.748%), 8/15/2017                1,019,320
      635,000     New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.25% (Original             650,094
                  Issue Yield: 6.35%), 9/15/2010
      280,000     New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.25% (Original             280,515
                  Issue Yield: 6.35%), 9/15/2010
      885,000     New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375% (Original            910,815
                  Issue Yield: 6.45%), 9/15/2015
                  TOTAL MULTIFAMILY HOUSING                                                                             $  5,510,198
                  NURSING HOMES--1.4%
      500,000     Appleridge Retirement Community, Revenue Bonds, 5.60% (GNMA Collateralized Home Mortgage                   532,875
                  Program)/(GNMA Collateralized Home Mortgage Program COL), 9/1/2021
      340,000     New York State Dormitory Authority, Revenue Bonds, 5.85% (Wesley Health System)/(FHA INS),                 352,492
                  8/1/2026
      370,000     Tompkins County, NY, IDA, Revenue Bonds, 6.05% (lthacare Center Project)/(FHA INS), 2/1/2017               375,365
                  TOTAL NURSING HOMES                                                                                   $  1,260,732
                  POLLUTION-1.2%
    1,040,000     New York State Environmental Facilities Corp., Revenue Bonds, 5.85%, 1/15/2015                           1,062,454
                  POWER--2.3%
    2,000,000     Long Island Power Authority, NY, Revenue Bonds (Series A), 5.00%, 12/1/2025                              2,085,900
                  SCHOOL DISTRICT--2.4%
    1,000,000     North Babylon Union Free School District, NY, (Series A), 5.50% (FGIC INS)/(Original Issue Yield:        1,062,580
                  5.57%), 2/15/2017
    1,000,000     Webster, NY Central School District, GO UT, 5.125% (FGIC INS)/(Original Issue Yield: 5.40%),             1,047,640
                  6/15/2019
                  TOTAL SCHOOL DISTRICT                                                                                 $  2,110,220
                  SINGLE FAMILY HOUSING--2.5%
      200,000     Albany, NY Housing Authority, Revenue Bonds, 5.20% (Key Bank, N.A. LOC), 12/1/2013                         205,842
      150,000     Albany, NY Housing Authority, Revenue Bonds, 5.40% (Key Bank, N.A. LOC), 12/1/2018                         154,510
      200,000     Albany, NY Housing Authority, Revenue Bonds, 5.50% (Key Bank, N.A. LOC), 12/1/2028                         205,084
      865,000     New York State Mortgage Agency, Refunding Revenue Bonds, 5.70% (Original Issue Yield: 5.70%),              887,317
                  4/1/2011
      300,000     New York State Mortgage Agency, Refunding Revenue Bonds (Series 53), 5.25%, 10/1/2006                      300,564
      480,000     New York State Mortgage Agency, (Series 67), 5.80% (Original Issue Yield: 5.799%), 10/1/2028               489,686
                  TOTAL SINGLE FAMILY HOUSING                                                                           $  2,243,003
                  SPECIAL PURPOSE----4.5%
    1,015,000     New York Counties Tobacco Trust II, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.30%),        1,030,448
                  6/1/2025
    1,000,000     TSASC, Inc. NY, Cash Flow Management, Public Improvements, 6.25%, 7/15/2027                              1,079,870
    1,430,000     Tobacco Settlement Financing Corp., NY, (Series A-1), 5.25% (Original Issue Yield: 4.00%),               1,493,635
                  6/1/2016
      400,000     Tobacco Settlement Financing Corp., NY, Asset Backed Revenue Bonds (Series C-1), 5.25% (New York           409,912
                  State), 6/1/2013
                  TOTAL SPECIAL PURPOSE                                                                                 $  4,013,865
                  TRANSPORTATION--14.7%
      435,000     Albany, NY Parking Authority, (Series A), 5.00% (Original Issue Yield: 4.79%), 7/15/2008                   441,486
      500,000     Albany, NY Parking Authority, (Series A), 5.625% (Original Issue Yield: 5.75%), 7/15/2025                  527,255
    1,300,000     Metropolitan Transportation Authority, NY, Revenue Bonds (Series B), 5.00%, 11/15/2031                   1,334,411
    1,000,000     New York State Thruway Authority, (Series 2000A) , 6.25% (New York State Thruway Authority-Highway       1,093,130
                  & Bridge Trust Fund)/(FSA INS), 4/1/2011
    2,755,000     New York State Thruway Authority, Refunding Revenue Bonds (Series A), 5.00%, 3/15/2021                   2,887,515
      655,000     New York State Thruway Authority-Highway & Bridge Trust Fund, Unrefunded Revenue Bonds (Series A),         683,126
                  5.125% (FGIC INS), 4/1/2011
    2,000,000     Port Authority of New York and New Jersey, Revenue Bonds (132nd Series), 5.00% (Go of Authority          2,065,520
                  LOC)/(Original Issue Yield: 5.11%), 9/1/2026
    3,500,000     Triborough Bridge & Tunnel Authority, NY, (Series Y), Refunding Revenue Bonds, 6.125% (CapMAC            4,195,135
                  Holdings, Inc.)/(CapMAC Holdings, Inc. LOC)/(Original Issue Yield: 6.20%), 1/1/2021
                  TOTAL TRANSPORTATION                                                                                  $ 13,227,578
                  WATER --2.8%
    1,000,000     New York City, NY Municipal Water Finance Authority, (Series C), 5.125% (Original Issue Yield:           1,026,850
                  5.43%), 6/15/2033
    1,000,000     New York City, NY Municipal Water Finance Authority, Fiscal 2004-C Revenue Bonds, 5.00% (AMBAC           1,029,110
                  INS), 6/15/2035
      400,000     New York State Environmental Facilities Corp., 5.875%, 1/15/2017                                           426,844
                  TOTAL WATER                                                                                           $  2,482,804
                  TOTAL NEW YORK                                                                                        $ 84,561,349
                  PUERTO RICO--0.7%
                  DEVELOPMENT---0.0%
       25,000     Puerto Rico Industrial, Medical & Environmental PCA, Revenue Bonds, 5.10% (American Home Products           25,522
                  Corp.)/(Original Issue Yield: 5.30%), 12/1/2018
                  GENERAL OBLIGATION--0.7%
      550,000     Commonwealth of Puerto Rico, GO UT, 7.00%, 7/1/2010                                                        612,727
                  TOTAL PUERTO RICO                                                                                     $    638,249
                  SOUTH CAROLINA--0.6%
                  SPECIAL PURPOSE--0.6%
      500,000     Tobacco Settlement Revenue Management Authority, SC, (Series B), 6.375% (Original Issue Yield:        $    557,970
                  6.48%), 5/15/2030
                  WISCONSIN--2.0%
                  SPECIAL PURPOSE--2.0%
    1,695,000     Badger, WI Tobacco Asset Securitization Corp., Refunding Revenue Bonds, 6.125%, 6/1/2027              $  1,802,209
                  TOTAL MUNICIPAL BONDS (IDENTIFIED COST $86,189,713)                                                   $ 87,977,471
                  SHORT-TERM MUNICIPALS--0.6%
                  NEW YORK--0.6%
                  WATER--0.6%
      500,000   2 New York City, NY, Municipal Water Finance Authority, (Series 2001 F-1), Daily VRDNs (Dexia Credit    $    500,000
                  Local LIQ), 3.670%, 8/1/2006 (AT AMORTIZED COST)
                  TOTAL MUNICIPAL INVESTMENTS-98.6%                                                                     $ 88,477,471
                  (IDENTIFIED COST $86,689,713 )3
                  OTHER ASSETS AND LIABILITIES---NET-1.4%                                                               $  1,290,061
                  TOTAL NET ASSETS---100%                                                                               $ 89,767,532


1 Securities that are subject to the federal alternative minimum tax (AMT) represent 3.8% of the portfolio as calculated based upon total market value.

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 At July 31, 2006, the cost of investments for federal tax purposes was $86,659,169. The net unrealized appreciation of investments for federal tax purposes was $1,818,302. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,099,087 and net unrealized depreciation from investments for those securities having an excess of cost over value of $280,785.
<

Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2006.

            INVESTMENT VALUATION -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 AMT   --Alternative Minimum Tax
 COL   --Collateralized
 FGIC  --Financial Guaranty Insurance Company
 FHA   --Federal Housing Administration
 FNMA  --Federal National Mortgage Association
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HFA   --Housing Finance Authority
 IDA   --Industrial Development Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 PCA   --Pollution Control Authority
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes







MTB NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL  DESCRIPTION                                                                                                     VALUE
    AMOUNT
               COMMERCIAL PAPER--1.6%
  $ 2,000,000  New York State Power Authority CP, 3.530%, 10/11/2006                                                   $   2,000,000
               SHORT-TERM MUNICIPALS--98.1%1,2
               NEW YORK--98.1%
    1,525,000  Albany, NY IDA, (Series 2001C: Empire Commons North) Weekly VRDNs (University at Albany Foundation          1,525,000
               Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. SA), 3.700%, 8/3/2006
    3,000,000  Clarence, NY CSD, 4.50% TANs, 6/29/2007                                                                     3,019,743
    1,650,000  Clinton County, NY IDA, (Series 2002A), Weekly VRDNs (Champlain Valley Physicians Hospital Medical          1,650,000
               Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ), 3.640%, 8/3/2006
    1,695,000  Dutchess County, NY IDA, (Series 1998-A), Weekly VRDNs (Marist College)/(Bank of New York LOC),             1,695,000
               3.650%, 8/3/2006
    1,390,000  Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds), Weekly VRDNs (People, Inc.)/(Key          1,390,000
               Bank, N.A. LOC), 3.710%, 8/3/2006
    2,155,000  Herkimer County, NY IDA, Civic Facility Revenue Bonds (Series 2000) Weekly VRDNs (Templeton                 2,155,000
               Foundation)/(Key Bank, N.A. LOC), 3.710%, 8/3/2006
    5,000,000  Ithaca, NY, (Series 2006A), 4.25% BANs, 1/17/2007                                                           5,021,074
    4,505,000  Metropolitan Transportation Authority, NY, (Series 2002D-2), Weekly VRDNs (MTA Transportation               4,505,000
               Revenue)/(FSA INS)/(Dexia Credit Local LIQ), 3.580%, 8/3/2006
    4,000,000  Monroe County, NY IDA, (Series 2005) Weekly VRDNs (St. John Fisher College)/(Bank of America N.A.           4,000,000
               LIQ)/(Radian Group, Inc. LOC), 3.600%, 8/2/2006
    2,750,000  New York City, NY Housing Development Corp., (Series A), Weekly VRDNs, (FNMA LIQ), 3.600%, 8/2/2006         2,750,000
    3,600,000  New York City, NY IDA, (Series 2000), Weekly VRDNs (National Center on Addiction and Substance Abuse        3,600,000
               at Columbia University)/(JPMorgan Chase Bank, N.A. LOC), 3.710%, 8/3/2006
    1,700,000  New York City, NY IDA, Revenue Bonds Weekly VRDNs (Children's Oncology Society)/(Bank of New York           1,700,000
               LOC), 3.640%, 8/2/2006
    4,425,000  New York City, NY Municipal Water Finance Authority Daily VRDNs (FGIC INS)/(FGIC Securities                 4,425,000
               Purchase, Inc. LIQ), 3.650%, 8/1/2006
    1,100,000  New York City, NY Municipal Water Finance Authority, (Series 2001 F-2), Weekly VRDNs (JPMorgan Chase        1,100,000
               Bank, N.A. LIQ), 3.660%, 8/2/2006
    1,600,000  New York City, NY Municipal Water Finance Authority, (Series 2003 C-1), Daily VRDNs (DEPFA Bank, PLC        1,600,000
               LIQ), 3.670%, 8/1/2006
    5,300,000  New York City, NY Municipal Water Finance Authority, (Series C), Daily VRDNs (FGIC INS)/                    5,300,000
               (FGIC Securities Purchase, Inc. LIQ), 3.650%, 8/1/2006
    1,085,000  New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-4),            1,085,000
               Daily VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.600%, 8/1/2006
    5,000,000  New York City, NY Transitional Finance Authority, (Series A-1), 4.50% Bonds, 11/1/2006                      5,016,718
    1,400,000  New York City, NY Weekly VRDNs, (Morgan Guaranty, LOC), 1.920%, 8/2/2006                                    1,400,000
    3,925,000  New York City, NY, (1994 Series A-4) Daily VRDNs (LandesBank Baden-Wurttemberg LOC), 3.670%,                3,925,000
               8/1/2006
    3,600,000  New York City, NY, (1994 Series A-5), Daily VRDNs (KBC Bank N.V. LOC), 3.650%, 8/1/2006                     3,600,000
    3,300,000  New York City, NY, (1994 Series A-8), Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.650%, 8/1/2006         3,300,000
    1,200,000  New York City, NY, (1994 Series E-2), Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.660%, 8/1/2006         1,200,000
    5,500,000  New York City, NY, (1994 Series H-2), Daily VRDNs (MBIA Insurance Corp. INS)/                               5,500,000
               (Wachovia Bank N.A. SA), 3.670%, 8/1/2006
    1,000,000  New York City, NY, (1995 Series B-7), Daily VRDNs (AMBAC INS), 3.650%, 8/1/2006                             1,000,000
    3,200,000  New York City, NY, (1995 Series F-2), Weekly VRDNs, (JP Morgan Chase & Co. LIQ)/(DEPFA Bank PLC,            3,200,000
               LOC), 3.600%, 8/2/2006
    1,475,000  New York City, NY, (1995 Series F-4), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LOC), 3.600%,        1,475,000
               8/2/2006
    8,400,000  New York City, NY, (2004 Series A-6), Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC),               8,400,000
               3.560%, 8/2/2006
    5,000,000  New York City, NY, (Series G), 5.00% Bonds, 8/1/2006                                                        5,000,000
    1,590,000  New York State Dormitory Authority, Revenue Bonds, Mental Health (Series A), 5.75% (United States           1,639,034
               Treasury PRF 2/15/2007 @102), 2/15/2011
    4,200,000  New York State HFA, Service Contract Revenue Bonds (2003 Series B) Weekly VRDNs (BNP Paribas SA             4,200,000
               LOC), 3.600%, 8/2/2006
    4,700,000  New York State Local Government Assistance Corp., (Series 1993A), Weekly VRDNs (Bayerische                  4,700,000
               Landesbank  LOC, Zurich and WestLB AG LOCs), 3.580%, 8/2/2006
    2,042,000  New York State Local Government Assistance Corp., (Series 1995B), Weekly VRDNs (Bank of Nova Scotia,        2,042,000
               Toronto LOC), 3.550%, 8/2/2006
    3,000,000  Orangetown, NY, UT GO, 4.50% BANs, 3/30/2007                                                                3,020,085
    4,000,000  Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-2), Weekly VRDNs,          4,000,000
               3.670%, 8/2/2006
    1,500,000  Schenectady, NY, BAN, 4.50% BANs (Bank of America N.A. LOC), 5/24/2007                                      1,509,734
    2,095,000  Seneca County, NY IDA, (Series 2000), Weekly VRDNs (Kidspeace National Centers of New York,                 2,095,000
               Inc.)/(Key Bank, N.A. LOC), 3.710%, 8/3/2006
    1,545,000  Suffolk County, NY IDA, (Series 1997B), Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A.             1,545,000
               LOC), 3.710%, 8/2/2006
    2,000,000  Syracuse, NY, (Series A), 4.125% Bonds (Key Bank, N.A. LOC), 10/30/2006                                     2,002,451
    4,500,000  Triborough Bridge & Tunnel Authority, NY Weekly VRDNs (Dexia Credit Local LIQ)/(Go of Authority             4,500,000
               LOC), 3.600%, 8/2/2006
    3,000,000  Triborough Bridge & Tunnel Authority, NY, (Series 2001C), Weekly VRDNs (Bayerische Landesbank               3,000,000
               LIQ)/(AMBAC LOC), 3.580%, 8/2/2006
    1,920,000  Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000D), Weekly VRDNs            1,920,000
               (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 3.580%, 8/2/2006
               TOTAL SHORT-TERM MUNICIPALS                                                                               125,710,839
               TOTAL INVESTMENTS-99.7%                                                                                 $ 127,710,839
               (AT AMORTIZED COST)3
               OTHER ASSETS AND LIABILITIES---NET---0.3%                                                               $     413,437
               TOTAL NET ASSETS---100%                                                                                 $ 128,124,276

1 At July 31, 2006, the Fund held no securities that were subject to the federal alternative minimum tax.

2    Current rate and next reset date show for Variable Rate Demand Notes.

3    Also represents cost for federal tax purposes.


Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2006.

       INVESTMENT VALUATION - The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 AMT    --Alternative Minimum Tax
 BAN(s) --Bond Anticipation Note(s)
 CP     --Commercial Paper
 CSD    --Central School District
 FGIC   --Financial Guaranty Insurance Company
 FSA    --Financial Security Assurance
 GO     --General Obligation
 GTD    --Guaranteed
 HFA    --Housing Finance Authority
 IDA    --Industrial Development Authority
 INS    --Insured
 LIQ    --Liquidity Agreement
 LOC(s) --Letter(s) of  Credit
 PRF    --Pre-refunded
 SA     --Support Agreement
 TANs   --Tax Anticipation Notes
 UT     --Unlimited Tax
 VRDNs  --Variable Rate Demand Notes






MTB PENNSYLVANIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL     DESCRIPTION                                                                                                  VALUE
    AMOUNT
                1 MUNICIPAL BONDS-98.0%
                  PENNSYLVANIA-96.1%
                  DEVELOPMENT-12.3%
  $ 4,775,000     Bucks County, PA, IDA, Revenue Bonds, 10.00% (ETM), 5/15/2019                                        $   7,433,624
      500,000     Pennsylvania State IDA, Economic Development Revenue Bonds, 5.50% (AMBAC INS), 7/1/2013                    546,420
    1,000,000     Philadelphia, PA, IDA, (Series B), 5.25% (FSA INS), 10/1/2010                                            1,054,150
    2,000,000     Philadelphia, PA, IDA, (Series B), 5.25% (FSA INS)/(Original Issue Yield: 5.45%), 10/1/2030              2,079,320
    1,365,000     Philadelphia, PA, IDA, Revenue Bonds, 6.00% (Philadelphia, PA)/(MBIA Insurance Corp. INS),               1,381,871
                  2/15/2007
    1,500,000     Philadelphia, PA, Redevelopment Authority, Revenue Bonds, 5.00% (FGIC LOC), 4/15/2027                    1,547,430
    3,000,000     Pittsburgh, PA, Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds (Series            3,136,260
                  1999), 5.25% (AMBAC INS), 2/1/2017
                  TOTAL DEVELOPMENT                                                                                       17,179,075
                  EDUCATION--3.8%
    1,655,000     Berks County, PA, Vocational Technical School Authority, Revenue Bonds(Series 2005), 5.00% (Berks        1,767,341
                  Career & Technology Center)/(MBIA Insurance Corp. INS), 6/1/2014
    1,070,000     Charleroi, PA, Area School District, (Series C), 5.75% (United States Government PRF 10/1/2009 @         1,132,788
                  100)/(FGIC INS)/(Original Issue Yield: 5.90%), 10/1/2014
    1,300,000     Charleroi, PA, Area School District (Series C), 6.00% (United States Government PRF 10/1/2009 @          1,385,891
                  100)/(FGIC INS)/(Original Issue Yield:  6.046%), 10/1/2017
       30,000     Charleroi, PA, Area School District (Series C), 6.00% (FGIC INS)/(Original Issue Yield:  6.046%),           31,904
                  10/1/2017
    1,000,000     York County, PA School Technology Authority, Lease Revenue Bonds, 5.50% (FGIC INS), 2/15/2021            1,076,010
                  TOTAL EDUCATION                                                                                          5,393,934
                  FACILITIES--3.5%
    2,410,000     Pennsylvania Convention Center Authority, Revenue Bonds, 6.00% (FGIC INS)/(Original Issue Yield:         2,822,688
                  6.80%), 9/1/2019
    2,100,000     Philadelphia, PA IDA, Refunding Revenue Bonds, 5.20% (United States Treasury PRF 6/15/2007 @             2,147,922
                  101)/(The Franklin Institute), 6/15/2018
                  TOTAL FACILITIES                                                                                         4,970,610
                  GENERAL--2.3%
    3,000,000     Westmoreland County, PA Municipal Authority, Revenue Bonds, 5.25% (FSA INS), 8/15/2027                   3,196,500
                  GENERAL OBLIGATION--11.8%
    1,185,000     Adams County, PA, GO UT Refunding Notes, 5.30% (United States Government PRF 5/15/2011 @                 1,262,890
                  100)/(FGIC INS)/(Original Issue Yield: 5.42%), 11/15/2019
    1,000,000     Allegheny County, PA, GO, (Series C-52), 5.25% (United States Government PRF 5/1/2011 @                  1,063,090
                  100)/(FGIC INS)/(Original Issue Yield: 5.50%), 11/1/2021
    1,000,000     Butler County, PA, IDA, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 6.00%), 7/15/2011                 1,097,700
    2,000,000     Commonwealth of Pennsylvania, GO UT, 5.25% (Original Issue Yield: 4.69%), 10/15/2008                     2,064,240
    3,090,000     Delaware County, PA, GO UT, 5.00%, 10/1/2016                                                             3,301,047
    2,000,000     Lancaster County, PA, (Series A), 5.60% (United States Government PRF 5/1/2010 @ 100)/(FGIC              2,125,660
                  INS)/(Original Issue Yield: 5.65%), 5/1/2012
    1,215,000     Mercer County, PA, GO UT, 5.50% (FGIC INS), 10/1/2019                                                    1,300,414
    1,155,000     Mercer County, PA, GO UT, 5.50% (FGIC INS), 10/1/2018                                                    1,236,196
    1,885,000     Montgomery County, PA, 5.375%, 7/15/2013                                                                 1,962,945
    1,000,000     Philadelphia, PA, GO UT, 5.25% (FSA INS), 9/15/2015                                                      1,054,650
                  TOTAL GENERAL OBLIGATION                                                                                16,468,832
                  HIGHER EDUCATION-15.2%
    2,250,000     Chester County, PA, HEFA, Revenue Bonds, 5.625% (Immaculata College)/(Radian Asset Assurance             2,355,570
                  INS), 10/15/2027
    1,420,000     Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Bonds (Series FF1),         1,497,816
                  5.00% (Dickinson College)/(CIFG INS), 5/1/2019
    1,490,000     Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Bonds (Series FF1),         1,566,795
                  5.00% (Dickinson College)/(CIFG INS), 5/1/2020
    1,940,000     Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.50% (St.            2,081,562
                  Joseph's University)/(Radian Asset Assurance INS), 12/15/2015
    2,000,000     Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.25%                 2,185,260
                  (University of Pennsylvania), 9/1/2015
    2,600,000     Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.60% (Radian         2,676,622
                  Asset Assurance INS)/(Gwynedd-Mercy College), 11/1/2022
      550,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (York College of            574,189
                  Pennsylvania)/(FGIC INS), 11/1/2020
    1,000,000     Pennsylvania State University, Refunding Revenue Bonds, 5.25%, 8/15/2016                                 1,094,360
    1,335,000     Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2017                                            1,419,265
    1,280,000     Philadelphia, PA, Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC                 1,370,842
                  INS)/(Community College of Philadelphia), 5/1/2014
    1,350,000     Philadelphia, PA, Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC                 1,449,117
                  INS)/(Community College of Philadelphia), 5/1/2015
    1,790,000     State Public School Building Authority, PA, Revenue Bonds, 5.00% (Montgomery County, PA Community        1,869,172
                  College)/(AMBAC INS), 5/1/2021
    1,000,000     Swarthmore Boro Authority PA, Refunding Revenue Bonds, 5.25% (Original Issue Yield:                      1,064,170
                  4.65%)/(Swarthmore College), 9/15/2020
                  TOTAL HIGHER EDUCATION                                                                                  21,204,740
                  MEDICAL--7.8%
      965,000     Chester County, PA, HEFA, Refunding Revenue Bonds, 5.50% (Chester County Hospital, PA)/(MBIA               975,991
                  Insurance Corp. INS)/(Original Issue Yield: 5.70%), 7/1/2007
    1,675,000     Chester County, PA, HEFA, Refunding Revenue Bonds, 5.625% (Chester County Hospital, PA)/(MBIA            1,693,894
                  Insurance Corp. INS)/(Original Issue Yield: 5.90%), 7/1/2010
    1,985,000     Chester County, PA, HEFA, Refunding Revenue Bonds, 5.625% (Chester County Hospital, PA)/(MBIA            2,007,391
                  Insurance Corp. INS)/(Original Issue Yield: 5.85%), 7/1/2009
    2,000,000     Chester County, PA, HEFA, Revenue Bonds (Series B), 5.375% (Jefferson Health System)/                    2,052,080
                  (Original Issue Yield: 5.63%), 5/15/2027
    1,275,000     Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Refunding Bonds,            1,311,707
                  5.50% (Holy Redeemer Health Care)/(AMBAC INS), 10/1/2008
      765,000     Philadelphia, PA, IDA, Refunding Revenue Bonds, 4.75% (Original Issue Yield: 4.84%)/(Simpson               758,306
                  House), 8/15/2008
    2,000,000     Scranton-Lackawanna, PA, Health & Welfare Authority, Refunding Revenue Bonds, 5.625% (Mercy              2,052,840
                  Health Care Systems)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 1/1/2016
                  TOTAL MEDICAL                                                                                           10,852,209
                  NURSING HOMES-9.8%
    1,000,000     Bucks County, PA, IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/                          1,054,910
                  (Original Issue Yield: 6.12%), 10/1/2027
      320,000     Bucks County, PA, IDA, Revenue Bonds (Series A), 5.20% (Ann's Choice, Inc.)/(Original Issue                318,950
                  Yield: 5.30%), 1/1/2013
      275,000     Bucks County, PA, IDA, Revenue Bonds (Series A), 5.30% (Ann's Choice, Inc.)/(Original Issue                275,322
                  Yield: 5.45%), 1/1/2014
      240,000     Bucks County, PA, IDA, Revenue Bonds (Series A), 5.40% (Ann's Choice, Inc.)/(Original Issue                240,715
                  Yield: 5.55%), 1/1/2015
    1,200,000     Delaware County, PA, Authority, Dunwoody Village, 6.25% (Original Issue Yield: 6.45%), 4/1/2030          1,253,052
    1,500,000     Montgomery County, PA, IDA, Revenue Bonds, 6.125% (Whitemarsh Continuing Care Retirement                 1,584,855
                  Community)/(Original Issue Yield: 6.25%), 2/1/2028
    3,000,000     Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (United        3,338,340
                  States Government PRF 12/1/2009 @ 102)/(Original Issue Yield: 7.40%), 12/1/2019
    1,000,000     Montgomery County, PA, IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult              1,025,300
                  Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017
    1,850,000     Montgomery County, PA, IDA, Revenue Bonds, 5.25% (Original Issue Yield: 5.48%)/(Adult Communities        1,870,720
                  Total Services, Inc.), 11/15/2028
    2,685,000     Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds (Series A),            2,862,291
                  5.00% (Wissahickon Hopice Healthcare), 8/15/2014
                  TOTAL NURSING HOMES                                                                                     13,824,455
                  POLLUTION-4.1%
      750,000     Bucks County, PA, IDA, Environmental Improvement Revenue Bonds (Series 1995)/(USX Corp.), 5.40%,           799,005
                  11/1/2017
      710,000     Greene County, PA, IDA, Refunding Revenue Bonds, 4.75% (West Penn Power Co.)/(MBIA Insurance               713,877
                  Corp. INS), 2/1/2007
    4,000,000     Lancaster County, PA Solid Waste Management, (Series B), 5.375% (AMBAC LOC), 12/15/2015                  4,170,600
                  TOTAL POLLUTION                                                                                          5,683,482
                  SCHOOL DISTRICT-11.4%
    1,210,000     Belle Vernon, PA, Area School District, GO UT, 6.00% (United States Treasury PRF 4/1/2009 @              1,278,244
                  100)/(FGIC INS)/(Original Issue Yield: 6.09%), 4/1/2021
    2,650,000     Hempfield, PA, School District, GO UT (Series B), 5.00% (FGIC INS), 10/15/2018                           2,802,084
    1,765,000     North Allegheny, PA, School District, GO UT, 5.50% (FGIC INS), 11/1/2010                                 1,884,332
    2,500,000     Perkiomen Valley School District, PA, GO UT, 5.00% (FSA INS), 4/1/2028                                   2,574,775
    1,000,000     Tredyffrin-Easttown, PA, School District, GO UT, 5.00%, 2/15/2009                                        1,030,110
    3,535,000     Tredyffrin-Easttown, PA, School District, GO UT Refunding Bonds, 5.00%, 2/15/2015                        3,791,959
    1,515,000     West Chester, PA, Area School District, GO UT Bonds, 5.00% (State Aid Withholding GTD), 4/15/2016        1,591,826
    1,000,000     West Chester, PA, Area School District, GO UT Bonds, 5.00% (State Aid Withholding GTD), 4/15/2018        1,047,650
                  TOTAL SCHOOL DISTRICT                                                                                   16,000,980
                  TRANSPORTATION--10.3%
    2,500,000     Allegheny County, PA, Port Authority, Refunding Revenue Bonds, 6.00% (United States Government           2,660,025
                  PRF 3/1/2009 @ 101)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.125%), 3/1/2024
    1,500,000     Delaware River Joint Toll Bridge Commission, Revenue Bonds - Refunding Bonds/Notes, Highway              1,587,180
                  Imps., 5.25%, 7/1/2018
    1,135,000     Delaware River Joint Toll Bridge Commission, Revenue Bonds - Refunding Bonds/Notes, Highway              1,225,993
                  Imps., 5.25%, (United States Government PRF 7/1/2013 @ 100), 7/1/2018
    5,500,000     Pennsylvania State Turnpike Commission, (Series S), 5.625% (FGIC INS), 6/1/2013                          5,962,605
    2,355,000     Scranton, PA, Packaging Authority, Refunding Revenue Bonds, 5.00% (FGIC INS), 9/15/2033                  2,419,456
      500,000     Southeastern, PA, Transportation Authority, (Series A) Revenue Bonds, 5.25% (FGIC INS), 3/1/2013           521,070
                  TOTAL TRANSPORTATION                                                                                    14,376,329
                  WATER--3.8%
    1,000,000     Philadelphia, PA, Water & Wastewater System, (Series A), 5.00% (AMBAC INS)/(Original Issue Yield:        1,029,530
                  5.25%), 8/1/2013
    1,900,000     Philadelphia, PA, Water & Wastewater System, Refunding Revenue Bonds, 5.625% (MBIA Insurance             1,996,425
                  Corp. INS)/(Original Issue Yield: 5.81%), 6/15/2009
    2,150,000     Philadelphia, PA, Water & Wastewater System, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp.        2,253,996
                  INS), 8/1/2008
                  TOTAL WATER                                                                                              5,279,951
                  TOTAL PENNSYLVANIA                                                                                     134,431,097
                  PUERTO RICO--1.9%
                  POWER--1.9%
    2,500,000     Puerto Rico Electric Power Authority, Revenue Bonds (Series PP), 5.00% (FGIC INS), 7/1/2022              2,617,150
                  TOTAL MUNICIPAL BONDS (IDENTIFIED COST $133,496,093)                                                   137,048,247
                  2MUTUAL FUND--0.9%
    1,207,951     Pennsylvania Municipal Cash Trust, Institutional Shares (AT NET ASSET VALUE)                             1,207,951
                  TOTAL MUNICIPAL INVESTMENTS --- 98.9%                                                                  138,256,198
                  (IDENTIFIED COST $134,704,044)3
                  OTHER ASSETS AND LIABILITIES --- NET --- 1.1%                                                            1,577,276
                  TOTAL NET ASSETS --- 100%                                                                            $ 139,833,474

1 At July 31, 2006, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

2    Affiliated company.

3 At July 31, 2006, the cost of investments for federal tax purposes was $134,704,044. The net unrealized appreciation of investments for federal tax purposes was $3,552,154. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,162,422 and net unrealized depreciation from investments for those securities having an excess of cost over value of $610,268.


    Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

    INVESTMENT VALUATION

     Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


    The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 FGIC  --Financial Guaranty Insurance Corporation
 FSA   --Financial Security Assurance
 GO    --General Obligation
 GTD   --Guaranteed
 HEFA  --Health and Education Facilities Authority
 IDA   --Industrial Development Authority
 INS   --Insured
 LOC   --Letter of Credit
 PRF   --Prerefunded
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes






MTB PENNSYLVANIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL     DESCRIPTION                                                                                                  VALUE
    AMOUNT
              1,2 SHORT-TERM MUNICIPALS --98.5%
                  PENNSYLVANIA--98.5%
  $   700,000     Allegheny County, PA ,HDA, Refunding Revenue Bonds Weekly VRDNs (FNMA LOC), 3.640%, 8/3/2006          $    700,000
    1,000,000     Allegheny County, PA, Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie           1,000,000
                  Mellon University)/(Landesbank Hessen-Thueringen (GTD) SA), 3.680%, 8/1/2006
      560,000     Allegheny County, PA, IDA Weekly VRDNs (Western PA Humane Society)/(National City Bank,                    560,000
                  Pennsylvania LOC), 3.770%, 8/3/2006
    1,300,000     Allegheny County, PA, IDA, Refunding Revenue Bonds, 3.85% TOBs (PNC Bank, N.A. LOC), 7/1/2007            1,300,000
    1,300,000     Allentown, PA, Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/                     1,300,000
                  (Wachovia Bank N.A. LOC), 3.680%, 8/1/2006
    1,000,000     Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs, (Atlantic Richfield - GTD) (BP PLC -        1,000,000
                  GTD), 3.670%, 8/2/2006
      900,000     Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (SHV Real Estate, Inc.)/(ABN AMRO Bank NV, New           900,000
                  York LOC), 3.600%, 8/2/2006
    1,400,000     Chester County, PA, IDA, (Series of 2001) Daily VRDNs (Archdiocese of Philadelphia)/                     1,400,000
                  (Wachovia Bank N.A. LOC), 3.680%, 8/1/2006
    1,750,000     Commonwealth of Pennsylvania, GO UT, 5.00% Bonds, 1/15/2007                                              1,764,023
      860,000     Cumberland County, PA, Municipal Authority, (Series 2003-B), Weekly VRDNs (Presbyterian Homes,             860,000
                  Inc.)/(KBC Bank N.V. LOC), 3.650%, 8/3/2006
    1,000,000     Delaware County, PA, Authority, 6.00% Bonds (United States Treasury PRF 12/1/2006@101), 6/1/2011         1,018,254
    1,000,000     Delaware County, PA, IDA, Refunding Revenue Bonds Daily VRDNs, (United Parcel Svc. - GTD), 3.640%,       1,000,000
                  8/1/2006
      500,000     Delaware County, PA ,IDA, Revenue Bonds Weekly VRDNs, (Gen Elec. Cap - GTD), 3.620%, 8/2/2006              500,000
      200,000     Delaware Valley, PA, Regional Finance Authority Weekly VRDNs, (National Australian Bk, LOC),               200,000
                  3.640%, 8/2/2006
    1,450,000     Indiana County, PA, IDA, (Series A), 5.875% Bonds (United States Treasury PRF 11/1/2006                  1,458,034
                  @100), 11/1/2029
    1,000,000     Montgomery County, PA ,IDA, 3.50% CP, Mandatory Tender 8/3/2006                                          1,000,000
      300,000     New Castle, PA, Area Hospital Authority, (Series 1996), Weekly VRDNs (Jameson Memorial                     300,000
                  Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ), 3.700%, 8/2/2006
      500,000     Pennsylvania State Higher Education Facilities Authority, (Series I-2), 3.00% TOBs (Mercyhurst             499,040
                  College)/(PNC Bank, N.A. LOC) 11/1/2006
      300,000     Pennsylvania State Higher Education Facilities Authority, (Series O), 3.20% TOBs (National City            300,000
                  Bank, Pennsylvania LOC), Mandatory Tender 11/1/2006
    1,000,000     Pennsylvania State Turnpike Commission, (Series Q of 1998) Daily VRDNs (West Deutsche Landesbank         1,000,000
                  Gironzentrale, LIQ/Bayerische Landesbank, LIQ/Landesbank Baden Wurttemburgh, LIQ), 3.680%,
                  8/1/2006
      600,000     Pennsylvania State University, (Series 2002) Weekly VRDNs (West Deutsche Landesbank LIQ), 3.650%,          600,000
                  8/3/2006
      800,000     Pennsylvania State University, (Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(GO of              800,000
                  University LOC), 3.650%, 8/3/2006
    1,325,000     Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder                    1,325,000
                  Services)/(PNC Bank, N.A. LOC), 3.680%, 8/1/2006
    1,400,000     Philadelphia, PA Gas Works, (Series A-2) Weekly VRDNs (Bank of Nova Scotia and JPMorgan Chase            1,400,000
                  Bank, N.A. LOCs), 3.680%, 8/3/2006
      900,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2004) Weekly VRDNs             900,000
                  (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 3.630%, 8/3/2006
      435,000     Philadelphia, PA Water & Wastewater System, (Series B) Weekly VRDNs (KBC Bank N.V. LIQ)/(AMBAC             435,000
                  LOC), 3.620%, 8/2/2006
    1,000,000     South Fork Municipal Authority, PA, (Series A) Daily VRDNs (Conemaugh Health System)/                    1,000,000
                  (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LOC), 3.650%, 8/1/2006
      515,000     Southcentral PA, General Authority, (Series 2005A) Weekly VRDNs (Wellspan Health Obligated                 515,000
                  Group)/(AMBAC INS)/(Citibank NA, New York LIQ), 3.620%, 8/2/2006
    1,000,000     Southeastern, PA Transportation Authority, Revenue Bonds (Series A), 5.00% Bonds (FGIC LOC),             1,009,052
                  3/1/2007
                  TOTAL INVESTMENTS---98.5%                                                                             $ 26,043,403
                  (AT AMORTIZED COST)3
                  OTHER ASSETS AND LIABILITIES---NET-1.5%                                                               $    390,004
                  TOTAL NET ASSETS-100%                                                                                 $ 26,433,407

1 At July 31, 2006, the Fund held no securities that were subject to the federal alternative minimum tax.

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3    Also represents cost for federal tax purposes.


Note:        The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATIONS
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 CP     --Commercial Paper
 FGIC   --Financial Guaranty Insurance Company
 FNMA   --Federal National Mortgage Association
 FSA    --Financial Security Assurance
 GO     --General Obligation
 GTD    --Guaranteed
 HDA    --Hospital Development Authority
 IDA    --Industrial Development Authority
 INS    --Insured
 LIQ    --Liquidity Agreement
 LOC(s) --Letter(s) of  Credit
 PRF    --Pre-refunded
 TOBs   --Tender Option Bonds
 UT     --Unlimited Tax
 VRDNs  --Variable Rate Demand Notes







MTB PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL      DESCRIPTION                                                                                                 VALUE
    AMOUNT
                 1 COMMERCIAL PAPER --67.1%
                   ASSET BACKED-7.3%
  $ 14,000,000 2,3 CRC Funding LLC, 5.360%, 9/28/2006                                                                  $  13,879,102
     7,500,000     Apreco, Inc., 5.350%, 9/19/2006                                                                         7,445,385
                   TOTAL ASSET BACKED                                                                                     21,324,487
                   CONSUMER FINANCE--11.5%
    13,000,000     American General Finance Corp., 5.090%, 9/5/2006                                                       12,935,668
    13,000,000     Dexia Delaware LLC, 5.320%, 9/11/2006                                                                  12,921,234
     8,000,000     HSBC Finance Corp., 5.010%, 8/1/2006                                                                    8,000,000
                   TOTAL CONSUMER FINANCE                                                                                 33,856,902
                   DIVERSIFIED FINANCIAL SERVICES--12.4%
    16,000,000     Citigroup Funding, Inc., 4.920%, 8/28/2006                                                             15,940,960
     8,000,000     CIT Group, Inc., 5.010%, 9/1/2006                                                                       7,965,487
    12,500,000     General Electric Capital Services, 4.490%, 8/2/2006                                                    12,498,441
                   TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                   36,404,888
                   FINANCE - AUTOMOTIVE--5.0%
    15,000,000     FCAR Auto Loan Trust, A1/P1 Series, 5.060%, 10/16/2006                                                 14,839,767
                   FINANCIAL SERVICES--5.1%
    15,000,000     Sigma Finance, Inc., 5.360%, 10/11/2006                                                                14,841,433
                   FOOD AND BEVERAGE-4.7%
    14,000,000     Nestle Capital Corp., 5.235%, 8/21/2006                                                                13,959,283
                   INSURANCE--8.4%
    12,000,000     AIG Funding, Inc., 5.260%, 8/14/2006                                                                   11,977,207
    13,000,000     Prudential Funding LLC, 5.340%, 1/4/2007                                                               12,699,180
                   TOTAL INSURANCE                                                                                        24,676,387
                   MEDIA--4.4%
    13,000,000     Gannett Co., Inc., 5.240%, 8/9/2006                                                                    12,984,862
                   OIL & GAS PRODUCTS--3.4%
    10,000,000     Chevron Corp., 5.240%, 8/17/2006                                                                        9,976,711
                   PERSONAL CREDIT-4.9%
    14,500,000     American Express Credit Corp., 5.300%, 9/26/2006                                                       14,380,456
                   TOTAL COMMERCIAL PAPER                                                                                197,245,176
                   GOVERNMENT AGENCIES--11.9%
                   FEDERAL FARM CREDIT SYSTEM--6.8%
    20,000,000     5.249%, 8/21/2006                                                                                      19,999,781
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.1%
    15,000,000     4.000%, 8/22/2006                                                                                      14,999,685
                   TOTAL GOVERNMENT AGENCIES                                                                              34,999,466
                 4 NOTES - VARIABLE --16.7%
                   BANKING--4.8%
    14,000,000     Credit Suisse, Zurich, 5.510%, 10/24/2006                                                              14,001,942
                   CAPITAL MARKETS--4.8%
    14,000,000     Morgan Stanley, Dean Witter, 5.330%, 8/1/2006                                                          14,000,000
                   COMMERCIAL BANKS--4.6%
    13,500,000     Wells Fargo Bank, N.A., 5.329%, 8/19/2006                                                              13,500,000
                   COMPUTERS & PERIPHERALS--2.5%
     7,500,000     IBM Corp., 5.490%, 9/28/2006                                                                            7,503,258
                   TOTAL NOTES - VARIABLE                                                                                 49,005,200
                   REPURCHASE AGREEMENT--4.5%
    13,132,000     Interest in $13,132,000 repurchase agreement 4.810%, dated 7/31/2006 under which State Street          13,132,000
                   Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2013 for
                   $13,133,755 on 8/1/2006. The market value of the underlying securities at the end of the period was $13,423,238.
                   TOTAL INVESTMENTS --- 100.2%                                                                          294,381,842
                   (AT AMORTIZED COST)5
                   OTHER ASSETS AND LIABILITIES --- NET --- (0.2)%                                                         (656,273)
                   TOTAL NET ASSETS --- 100%                                                                           $ 293,725,569

1    Discount rate at the time of purchase.

2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, this restricted security amounted to $13,879,102, which represented 4.7% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, this liquid restricted security amounted to $13,879,102, which represented 4.7% of total net assets.

4    Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.


    Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATIONS
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.






MTB SHORT DURATION GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL         DESCRIPTION                                                              VALUE
    AMOUNT OR SHARES
                      COLLATERALIZED MORTGAGE OBLIGATIONS--54.0%
                      FEDERAL HOME LOAN MORTGAGE CORPORATION--15.4%
  $        6,010,345  (Series 2617-GW), 3.500%, 6/15/2016                              $   5,811,485
           3,848,633  (Series R001-AE), 4.375%, 4/15/2015                                  3,714,706
           5,000,000  (Series 3081-CB), 5.000%, 5/15/2021                                  4,832,769
           5,000,000  (Series 3074-BG), 5.000%, 9/15/2033                                  4,854,512
           7,827,397  (Series 3062-LU), 5.500%, 10/15/2016                                 7,762,737
             706,676  (Series 1604-I), 6.000%, 11/15/2008                                    707,379
             677,860  (Series 1618-J), 6.000%, 11/15/2008                                    677,983
             184,228  (Series 1625-H), 6.000%, 12/15/2008                                    184,468
             957,712  (Series 1638-E), 6.250%, 4/15/2023                                     956,480
              26,789  (Series 1154-GB), 8.000%, 10/15/2006                                    26,788
                      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                        29,529,307
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.5%
           2,000,000  (Series 2002-94-MC), 5.000%, 8/25/2015                               1,971,146
           6,612,219  (Series 2001-45-VE), 6.000%, 2/25/2020                               6,601,379
             116,190  (Series 1992-43-E), 7.500%, 4/25/2022                                  117,735
                      TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                          8,690,260
                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--34.1%
           1,647,773  (Series 2004-26-HJ), 4.000%, 6/16/2027                               1,596,336
             553,223  (Series 2003-7-ON), 4.000%, 1/16/2028                                  541,583
           2,742,660  (Series 2003-4-DV), 4.000%, 8/20/2028                                2,714,741
           4,906,640  (Series 0370C-MW), 4.000%, 7/20/2033                                 4,705,739
             689,075  (Series 0386D-BJ), 4.250%, 7/20/2027                                   675,787
           4,298,296  (Series 2004-62-PA), 4.500%, 6/20/2028                               4,202,234
           2,252,206  (Series 2003-101-BE), 4.500%, 2/20/2029                              2,201,854
           5,193,945  (Series 2004-65-PA), 4.500%, 9/20/2032                               5,018,523
           4,672,489  (Series 0476B-VE), 5.000%, 9/17/2015                                 4,549,231
           6,321,005  (Series 0520-VA), 5.000%, 6/16/2016                                  6,126,700
           5,346,388  (Series 2004-38-NA), 5.000%, 12/20/2027                              5,295,609
           8,866,264  (Series 2005-44-PC), 5.000%, 12/20/2033                              8,623,417
           8,939,569  (Series 2003-10-PV), 5.500%, 1/20/2014                               8,933,200
           5,583,727  (Series 0454A-LA), 5.500%, 9/20/2025                                 5,560,910
           4,416,686  (Series 2004-39-XF), 5.619%, 8/16/2006                               4,411,637
                      TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                      65,157,501
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                          103,377,068
                      (IDENTIFIED COST $106,469,327)
                      GOVERNMENT AGENCIES--20.5%
                      FEDERAL AGRICULTURAL MORTGAGE ASSOCIATION-2.6%
           5,000,000  4.625%, 10/12/2010                                                   4,877,500
                      FEDERAL FARM CREDIT SYSTEM-1.5%
           3,000,000  3.900%, 6/16/2008                                                    2,927,719
                      FEDERAL HOME LOAN BANK SYSTEM--4.1%
           3,000,000  4.375%, 11/21/2008                                                   2,962,362
           5,000,000  4.540%, 8/1/2007                                                     4,963,234
                      TOTAL FEDERAL HOME LOAN BANK SYSTEM                                  7,925,596
                      FEDERAL HOME LOAN MORTGAGE CORPORATION--12.3%
           7,000,000  3.100%, 5/27/2008                                                    6,736,073
          11,775,000  6.250%, 3/5/2012                                                    11,830,690
           5,000,000  6.375%, 8/1/2011                                                     5,006,797
                      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                        23,573,560
                      TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $39,870,434)             39,304,375
                      MORTGAGE BACKED SECURITIES--4.2%
                      FEDERAL HOME LOAN MORTGAGE CORPORATION--4.0%
           7,624,334  3.500%, 1/1/2009                                                     7,349,513
              13,681  6.000%, 8/1/2006                                                        13,690
             207,626  9.000%, 4/1/2016                                                       211,981
                      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                         7,575,184
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION-0.1%
             130,980  9.000%, 6/1/2022                                                       138,506
                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.1%
             140,567  8.000%, 5/15/2008                                                      141,195
              14,968  8.500%, 2/15/2017                                                       15,777
              16,990  8.500%, 7/15/2021                                                       18,078
              64,451  8.500%, 7/15/2021                                                       68,739
              23,311  8.500%, 1/15/2023                                                       24,730
                      TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                         268,519
                      TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $8,337,194)        7,982,209
                      U.S. TREASURY--20.4%
                      U.S. TREASURY NOTES--20.4%
          29,000,000  2.375%, 8/31/2006                                                   28,933,164
           5,000,000  4.875%, 5/15/2009                                                    4,993,750
           5,000,000  5.125%, 6/30/2008                                                    5,013,281
                      TOTAL U.S. TREASURY (IDENTIFIED COST $38,925,400)                   38,940,195
                      MUTUAL FUND--2.9%
           5,595,779  SSgA Money Market Fund (AT NET ASSET VALUE)                          5,595,779
                      TOTAL INVESTMENTS --- 102.0%                                       195,199,626
                      (IDENTIFIED COST $199,198,134)1
                      OTHER ASSETS AND LIABILITIES --- NET --- (2.0)%                    (3,930,987)
                      TOTAL NET ASSETS --- 100%                                        $ 191,268,639


1 At July 31, 2006, the cost of investments for federal tax purposes was $199,198,134. The net unrealized depreciation of investments for federal tax purposes was $3,998,508. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,307 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,022,815.

    Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION - The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that fixed income and short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.







MTB SHORT TERM CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  PRINCIPAL  DESCRIPTION   VALUE
  AMOUNT

                  ADJUSTABLE RATE MORTGAGES-0.0%
  $        79     FNMA ARM 399251, 5.315%, 9/01/2027                                                                    $         79
                  (IDENTIFIED COST $80)
                  ASSET-BACKED SECURITIES--0.2%
      153,941     Green Tree Home Improvement Loan Trust 1996-F, Class HIB, 7.25%, 11/15/2027                                154,015
                  (IDENTIFIED COST $153,942)
                  COLLATERALIZED MORTGAGE OBLIGATIONS--2.6%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION-1.6%
      118,747     (Series 2603C), Class TB, 4.00%, 11/15/2015                                                                118,194
      467,644     (Series 2628C), Class QH, 4.00%, 12/15/2021                                                                459,572
      464,102     (Series 1920), Class H, 7.00%, 1/15/2012                                                                   473,245
                     TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                          1,051,011
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION-0.1%
       70,146     (Series 93140), Class H, 6.50%, 3/25/2013                                                                   69,958
                  WHOLE LOAN CMO--0.9%
      636,869     Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, 4.75%, 11/25/2018                           619,720
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                             1,740,689
                     (IDENTIFIED COST $1,806,346)
                  CORPORATE BONDS-80.9%
                  AEROSPACE & DEFENSE-3.0%
    1,000,000 1,2 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                                               963,997
    1,000,000     Raytheon Co., Note, 6.75%, 8/15/2007                                                                     1,012,124
                     TOTAL AEROSPACE & DEFENSE                                                                             1,976,121
                  AIR FREIGHT & LOGISTICS-1.4%
    1,000,000     FedEx Corp., Unsecd. Note, 3.50%, 4/1/2009                                                                 951,074
                  AUTOMOBILES-2.4%
    1,000,000     DaimlerChrysler North America Holding Corp., Note, 4.75%, 1/15/2008                                        987,374
      600,000     DaimlerChrysler North America Holding Corp., (Series MTND), 5.78%, 9/10/2007                               601,908
                     TOTAL AUTOMOBILES                                                                                     1,589,282
                  BANKS-5.0%
      240,000     BankBoston Capital Trust III, Company Guarantee, 6.07938%, 6/15/2027                                       237,863
    1,000,000     Bank of New York, Note, 3.90%, 9/1/2007                                                                    984,050
    1,000,000     Mellon Funding Corp., Company Guarantee, 4.875%, 6/15/2007                                                 994,487
    1,000,000     PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                                           1,059,161
                     TOTAL BANKS                                                                                           3,275,561
                  BANKS-REGIONAL-1.5%
    1,000,000     National City Bank, Indiana, Note, 3.30%, 5/15/2007                                                        981,515
                  CABLE-T.V. -1.6%
    1,000,000     Continental Cablevision, Deb., 9.00%, 9/1/2008                                                           1,064,844
                  CAPITAL MARKETS-8.8%
    1,000,000     Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009                                                   947,951
    1,000,000     Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008                                          1,016,804
    1,000,000     Goldman Sachs Group, Inc., 3.875%, 1/15/2009                                                               964,650
    1,000,000     Lehman Brothers Holdings, Inc., Note, 4.00%, 1/22/2008                                                     980,356
    1,000,000     Merrill Lynch & Co Inc., TRANCHE TR 00394, 4.125%, 1/15/2009                                               970,753
    1,000,000     Morgan Stanley, Note, 4.00%, 1/15/2010                                                                     952,973
                     TOTAL CAPITAL MARKETS                                                                                 5,833,487
                  COMMERCIAL BANKS-9.2%
    1,000,000     Citicorp, Sub. Note, 7.25%, 9/1/2008                                                                     1,033,639
    1,000,000     SunTrust Banks, Inc., Sr. Note, 6.25%, 6/1/2008                                                          1,013,038
    1,000,000     U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007                                                                   997,668
    1,000,000     Wachovia Corp., Sub. Note, 6.15%, 3/15/2009                                                              1,018,974
    1,000,000     Wachovia Corp., Sub. Note, 6.25%, 8/4/2008                                                               1,016,318
    1,000,000     Wells Fargo & Co., Sr. Note, 5.125%, 2/15/2007                                                             998,342
                     TOTAL COMMERCIAL BANKS                                                                                6,077,979
                  COMMERCIAL SERVICES & SUPPLIES-0.8%
      500,000     Cendant Corp., 6.875%, 8/15/2006                                                                           500,201
                  CONSUMER FINANCE-5.8%
    1,000,000     American General Finance Corp., Note, (Series MTNH), 2.75%, 6/15/2008                                      951,898
    1,000,000     Household Finance Corp., Unsecd. Note, 4.125%, 11/16/2009                                                  959,214
    1,000,000     John Deere Capital Corp., Note, 3.90%, 1/15/2008                                                           978,957
    1,000,000     SLM Corp., Note, (Series MTN), 3.625%, 3/17/2008                                                           971,807
                     TOTAL CONSUMER FINANCE                                                                                3,861,876
                  DIVERSIFIED FINANCIAL SERVICES-4.4%
      897,000     CIT Group, Inc., Unsecd. Note, 2.875%, 9/29/2006                                                           893,446
    1,000,000     General Electric Capital Corp., Note, 3.50%, 5/1/2008                                                      968,504
    1,000,000     J.P. Morgan Chase & Co., Sub. Note, 6.75%, 8/15/2008                                                     1,025,831
                     TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                  2,887,781
                  DIVERSIFIED TELECOMMUNICATION SERVICES-0.7%
      500,000     SBC Communications, Inc., Unsecd. Note, 4.125%, 9/15/2009                                                  479,731
                  ELECTRIC UTILITIES--3.0%
    1,000,000     Carolina Power & Light Co., Sr. Note, 5.95%, 3/1/2009                                                    1,011,831
    1,000,000     Southern Co., Bond, 5.30%, 2/1/2007                                                                        998,879
                     TOTAL ELECTRIC UTILITIES                                                                              2,010,710
                  FINANCE-COMMERCIAL-1.5%
    1,000,000     Caterpillar Financial Services Corp., Unsecd. Note, (Series F), 4.50%, 9/1/2008                            980,577
                  FINANCE-LEASING CO -0.9%
      550,000     Boeing Capital Corp., 7.375%, 9/27/2010                                                                    587,639
                  FINANCE-MTG LOAN/BANKER -1.5%
    1,000,000     Residential Capital Corp., Note, 6.125%, 11/21/2008                                                        995,288
                  FOOD PRODUCTS-1.5%
    1,000,000     Kraft Foods, Inc., 5.625%, 11/1/2011                                                                       993,670
                  MEDIA-6.0%
    1,000,000     Cox Communications, Inc., 7.75%, 8/15/2006                                                               1,000,703
    1,000,000     Time Warner, Inc., Deb., 8.11%, 8/15/2006                                                                1,000,837
    1,000,000 1,2 Viacom, Inc., Sr. Note, 5.75%, 4/30/2011                                                                   985,767
    1,000,000     Walt Disney Co., 5.375%, 6/1/2007                                                                          998,649
                     TOTAL MEDIA                                                                                           3,985,956
                  MULTI-UTILITIES-2.3%
      500,000     CenterPoint Energy, Inc., Sr. Note, (Series B), 7.25%, 9/1/2010                                            524,224
    1,000,000     Dominion Resources, Inc., Note, 4.125%, 2/15/2008                                                          978,897
                     TOTAL MULTI-UTILITIES                                                                                 1,503,121
                  MULTILINE RETAIL-1.5%
    1,000,000     Target Corp., 3.375%, 3/1/2008                                                                             970,469
                  OIL, GAS & CONSUMABLE FUELS-1.5%
    1,000,000     Ocean Energy, Inc., Company Guarantee, 4.375%, 10/1/2007                                                   987,421
                  OIL EXPLORATION & PRODUCTION-2.8%
      750,000     Pemex Project Funding Master, Company Guarantee, (Series WI), 8.85%, 9/15/2007                             773,062
    1,000,000     Burlington Resources Finance, Company Guarantee, 6.68%, 2/15/2011                                        1,045,751
                     TOTAL OIL EXPLORATION & PRODUCTION                                                                    1,818,813
                  PHARMACEUTICALS-1.5%
    1,000,000     Abbott Laboratories, Note, 5.60%, 5/15/2011                                                              1,003,752
                  REAL ESTATE -2.0%
      300,000     iStar Financial, Inc., 6.00%, 12/15/2010                                                                   303,057
    1,000,000     Simon Debartolo Group LP, Unsecd. Note, 6.875%, 11/15/2006                                               1,003,251
                     TOTAL REAL ESTATE                                                                                     1,306,308
                  ROAD & RAIL-5.7%
    1,000,000     Burlington Northern Santa Fe Corp., Note, 7.875%, 4/15/2007                                              1,015,481
    1,000,000     Caliber System, Inc., Note, 7.80%, 8/1/2006                                                                999,842
      450,000     Norfolk Southern Corp., Note, (Series MTNA), 7.40%, 9/15/2006                                              450,892
      350,000     Norfolk Southern Corp., Sr. Note, 7.35%, 5/15/2007                                                         354,639
    1,000,000     Union Pacific Corp., Note, 3.875%, 2/15/2009                                                               961,852
                     TOTAL ROAD & RAIL                                                                                     3,782,706
                  UTILITIES - ELECTRIC-2.7%
      750,000     Nisource Financial Corp., (GTD) Note, 7.875%, 11/15/2010                                                   805,372
    1,000,000     PPL Electric Utilities Corp., 5.875%, 8/15/2007                                                          1,002,526
                     TOTAL UTILITIES - ELECTRIC                                                                            1,807,898
                  WIRELESS TELECOMMUNICATION SERVICES-1.9%
      250,000     NEXTEL Communications, Inc., Sr. Note, (Series F), 5.95%, 3/15/2014                                        243,229
    1,000,000     Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006                                                   999,545
                     TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                             1,242,774
                     TOTAL CORPORATE BONDS                                                                                53,456,554
                     (IDENTIFIED COST $54,073,946)
                  GOVERNMENT AGENCIES--4.6%
                  DIVERSIFIED FINANCIAL SERVICES--1.6%
    1,075,000     Federal Home Loan Bank System, 5.375%, 8/19/2011                                                         1,080,294
                  THRIFTS & MORTGAGE FINANCE--3.0%
    2,000,000     Federal Home Loan Mortgage Corp., Note, 5.125%, 7/15/2012                                                1,983,604
                     TOTAL GOVERNMENT AGENCIES                                                                             3,063,898
                     (IDENTIFIED COST $3,057,355)
                  3 NOTES - VARIABLE-3.1%
                  AEROSPACE & DEFENSE--1.5%
    1,000,000     United Technologies Corp., Note, 5.284%, 6/1/2009                                                        1,000,403
                  DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
    1,000,000     AT&T Inc., Note, 5.262%, 8/15/2006                                                                       1,000,724
                     TOTAL NOTES - VARIABLE                                                                                2,001,127
                     (IDENTIFIED COST $2,000,000)
                  U.S. TREASURY--5.0%
                  U.S. TREASURY NOTES--5.0%
      750,000     2.625%, 3/15/2009                                                                                          707,930
      200,000     3.375%, 2/15/2008                                                                                          195,125
      150,000     3.625%, 1/15/2010                                                                                          143,883
       50,000     4.000%, 3/15/2010                                                                                           48,508
      440,000     4.000%, 4/15/2010                                                                                          426,594
      725,000     4.375%, 12/15/2010                                                                                         710,047
      980,000     4.500%, 2/28/2011                                                                                          963,769
      116,331     TIPS (Series A-2011), 3.500% 1/15/2011                                                                     121,948
                     TOTAL U.S. TREASURY                                                                                   3,317,804
                     (IDENTIFIED COST $3,375,146)
                  MUTUAL FUND--0.0%
          202     SSGA Money Market Fund                                                                                         202
                  (AT NET ASSET VALUE)
                  REPURCHASE AGREEMENT--2.7%
    1,769,340     Interest in $1,769,340 repurchase agreement 5.27%, dated 7/31/2006 under which Credit Suisse First       1,769,340
                  Boston LLC, will repurchase a U.S. Treasury security maturing on 7/15/2014 for $1,769,599 on
                  8/1/2006.  The market value of the underlying security at the end of the period was $1,805,545 (AT
                  COST)
                     TOTAL INVESTMENTS-99.1%                                                                              65,503,708
                     (IDENTIFIED COST $66,236,357)4
                     OTHER ASSETS AND LIABILITIES - NET -0.9%                                                                608,199
                     TOTAL NET ASSETS -100%                                                                             $ 66,111,907

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $1,949,764, which represented 2.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $1,949,764, which represented 2.9% of total net assets.

3    Floating rate note with current rate and next reset date shown.

4 At July 31, 2006, the cost of investments for federal tax purposes was $66,236,357. The net unrealized depreciation of investments for federal tax purposes was $732,649. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,578 and net unrealized depreciation from investments for those securities having an excess of cost over value of $774,227.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATIONS
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

 ARM  --Adjustable Rate Mortgage
 FNMA --Federal National Mortgage Association
 GTD  --Guaranteed
 MTN  --Medium Term Note







MTB SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  SHARES  DESCRIPTION   VALUE

               COMMON STOCKS--95.5%
               AEROSPACE & DEFENSE--3.6%
    52,000   1 AAR Corp.                                                       $   1,231,360
    20,200   1 Armor Holdings, Inc.                                                1,043,532
    37,800   1 Ladish Co., Inc.                                                    1,285,200
    36,000   1 Teledyne Technologies, Inc.                                         1,373,760
    17,500   1 Triumph Group, Inc.                                                   839,825
                  TOTAL AEROSPACE & DEFENSE                                        5,773,677
               AIRLINES--0.7%
    36,000     Linea Aerea Nacional Chile S.A., ADR                                1,146,960
               AUTO COMPONENTS--0.8%
    79,500     ArvinMeritor, Inc.                                                  1,308,570
               AUTOMOBILES--1.0%
    36,000     Thor Industries, Inc.                                               1,542,240
               BEVERAGES--0.7%
    52,500     MGP Ingredients, Inc.                                               1,209,075
               BIOTECHNOLOGY--4.1%
    24,000     Advanced Life Sciences Holdings, Inc.                                  68,160
    50,000   1 Alkermes, Inc.                                                        858,000
    54,000   1 Array BioPharma, Inc.                                                 451,440
    20,000   1 Digene Corp.                                                          844,200
   122,500   1 Human Genome Sciences, Inc.                                         1,189,475
    51,000   1 ICOS Corp.                                                          1,164,840
    12,000   1 OSI Pharmaceuticals, Inc.                                             400,680
    43,000   1 Progenics Pharmaceuticals, Inc.                                       944,280
    11,500   1 United Therapeutics Corp.                                             682,065
                  TOTAL BIOTECHNOLOGY                                              6,603,140
               CAPITAL MARKETS--2.2%
     9,500   1 Affiliated Managers Group                                             869,725
    29,500     Allied Capital Corp.                                                  830,425
    56,500   1 Knight Capital Group, Inc., Class A                                   934,510
    35,000     OptionsXpress Holdings, Inc.                                          916,300
                  TOTAL CAPITAL MARKETS                                            3,550,960
               COMMERCIAL BANKS--0.5%
    13,000     City National Corp.                                                   867,230
               COMMERCIAL SERVICES & SUPPLIES--3.9%
    29,000   1 CRA International, Inc.                                             1,311,090
    33,000   1 Clean Harbors, Inc.                                                 1,217,370
    25,000   1 Corrections Corp. of America                                        1,365,000
    30,400     Republic Services, Inc.                                             1,220,864
    33,000   1 Waste Connections, Inc.                                             1,233,540
                  TOTAL COMMERCIAL SERVICES & SUPPLIES                             6,347,864
               COMMUNICATIONS EQUIPMENT--4.1%
    86,500   1 Blue Coat Systems, Inc.                                             1,243,870
   195,000   1 CIENA Corp.                                                           707,850
    45,000   1 CommScope, Inc.                                                     1,405,350
    26,500   1 F5 Networks, Inc.                                                   1,228,010
   330,000   1 JDS Uniphase Corp.                                                    702,900
    55,000   1 Netgear, Inc.                                                       1,064,250
    23,050   1 Tollgrade Communications, Inc.                                        213,904
                  TOTAL COMMUNICATIONS EQUIPMENT                                   6,566,134
               COMPUTERS & PERIPHERALS--0.5%
    38,500   1 Electronics for Imaging, Inc.                                         776,930
               CONSTRUCTION & ENGINEERING--3.3%
    52,000     Chicago Bridge & Iron Co., N.V.                                     1,261,520
    52,300   1 Foster Wheeler Ltd.                                                 1,994,722
    52,000   1 Quanta Services, Inc.                                                 829,920
    30,000   1 URS Corp.                                                           1,188,000
                  TOTAL CONSTRUCTION & ENGINEERING                                 5,274,162
               DIVERSIFIED CONSUMER SERVICES--0.8%
    30,000   1 Steiner Leisure Ltd.                                                1,205,400
               DIVERSIFIED FINANCIAL SERVICES-4.8%
    27,000   1 InterContinentalExchange, Inc.                                      1,609,200
    21,500     International Securities Exchange, Inc.                               874,835
    75,000     iShares Russell 2000 Growth Index Fund                              5,261,250
                  TOTAL DIVERSIFIED FINANCIAL SERVICES                             7,745,285
               DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
   106,000     Alaska Communications Systems Holdings, Inc.                        1,313,340
               ELECTRICAL EQUIPMENT--1.7%
    40,000   1 General Cable Corp.                                                 1,428,000
    47,500   1 Suntech Power Holdings Co. Ltd., ADR                                1,231,675
                  TOTAL ELECTRICAL EQUIPMENT                                       2,659,675
               ELECTRONIC EQUIPMENT & INSTRUMENTS--5.4%
    18,500   1 Mettler Toledo International, Inc.                                  1,138,305
    86,500   1 Optimal Robotics Corp.                                              1,275,010
    50,000   1 Orbotech Ltd.                                                       1,078,000
    65,000   1 RadiSys Corp.                                                       1,370,850
    40,000   1 ScanSource, Inc.                                                    1,190,000
    53,000     Technitrol, Inc.                                                    1,313,340
    90,000   1 Zygo Corp.                                                          1,395,900
                  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                         8,761,405
               ENERGY EQUIPMENT & SERVICES--8.6%
   102,000   1 Global Industries Ltd.                                              1,701,360
    37,500   1 Grant Prideco, Inc.                                                 1,706,625
   175,000   1 Grey Wolf, Inc.                                                     1,340,500
    44,000     Helmerich & Payne, Inc.                                             1,217,920
    50,000   1 Oil States International, Inc.                                      1,608,000
   175,000   1 Parker Drilling Co.                                                 1,270,500
    42,500   1 Todco, Class A                                                      1,619,675
    30,700   1 Veritas DGC, Inc.                                                   1,758,189
    31,200   1 W-H Energy Services, Inc.                                           1,716,624
                  TOTAL ENERGY EQUIPMENT & SERVICES                               13,939,393
               FOOD & STAPLES RETAILING--0.9%
    37,000     The Anderson's, Inc.                                                1,383,060
               GAS UTILITIES--0.7%
    23,500     New Jersey Resources Corp.                                          1,173,355
               HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
    65,700   1 Cytyc Corp.                                                         1,616,220
    14,000   1 Intuitive Surgical, Inc.                                            1,332,800
    25,000   1 Medical Action Industries, Inc.                                       554,250
    34,000     Mentor Corp.                                                        1,511,640
                  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                           5,014,910
               HEALTH CARE PROVIDERS & SERVICES--3.5%
    35,800   1 Air Methods Corp.                                                     689,150
    75,800   1 Five Star Quality Care, Inc.                                          818,640
    25,500   1 Pediatrix Medical Group                                             1,081,200
    47,000   1 Psychiatric Solutions, Inc.                                         1,480,030
    39,200   1 Res-Care, Inc.                                                        745,584
    19,000   1  Sierra Health Services, Inc.                                         820,420
                  TOTAL HEALTH CARE PROVIDERS & SERVICES                           5,635,024
               HEALTH CARE TECHNOLOGY--0.7%
    28,000   1 Cerner Corp.                                                        1,133,440
               HOUSEHOLD PRODUCTS--0.8%
    33,000     Church and Dwight, Inc.                                             1,204,500
               IT SERVICES--4.2%
    26,000   1 Checkfree Corp.                                                     1,157,000
    13,000   1 Cognizant Technology Solutions Corp.                                  851,370
    83,000   1 MPS Group, Inc.                                                     1,078,170
    37,000     Moneygram International, Inc.                                       1,134,050
    80,000   1 Sykes Enterprises, Inc.                                             1,305,600
    43,000   1 Verifone Holdings, Inc.                                             1,214,750
                  TOTAL IT SERVICES                                                6,740,940
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.1%
   322,500   1  Dynegy, Inc.                                                       1,815,675
               INDUSTRIAL CONGLOMERATES--1.0%
    37,000   1  McDermott International, Inc.                                      1,684,980
               INSURANCE--2.5%
    69,600     HCC Insurance Holdings, Inc.                                        2,122,104
    37,500     Nymagic, Inc.                                                       1,176,750
    25,000     State Auto Financial Corp.                                            755,000
                  TOTAL INSURANCE                                                  4,053,854
               INTERNET SOFTWARE & SERVICES--0.9%
    37,000   1 Akamai Technologies, Inc.                                           1,466,310
               LIFE SCIENCES TOOLS & SERVICES--1.4%
   314,500   1 Harvard Bioscience, Inc.                                            1,415,250
    50,000   1 Nektar Therapeutics                                                   815,000
                  TOTAL LIFE SCIENCES TOOLS & SERVICES                             2,230,250
               MACHINERY--4.7%
    28,500   1 AGCO Corp.                                                            654,360
    28,500     Bucyrus International, Inc.                                         1,388,235
    15,000     Graco, Inc.                                                           589,350
    27,500     Harsco Corp.                                                        2,216,775
    44,000     Titan International, Inc.                                             793,760
    75,500     Wabtec Corp.                                                        2,005,280
                  TOTAL MACHINERY                                                  7,647,760
               METALS & MINING--2.4%
   228,000   1 Bema Gold Corp.                                                     1,299,600
    36,000     Commercial Metals Corp.                                               816,840
    27,000     Fording Canadian Coal Trust                                           777,600
    21,500   1 Oregon Steel Mills, Inc.                                              994,160
                  TOTAL METALS & MINING                                            3,888,200
               OIL, GAS & CONSUMABLE FUELS--1.3%
   108,800   1 USEC, Inc.                                                          1,145,664
   200,000     UTS Energy Corp.                                                      920,400
                  TOTAL OIL, GAS & CONSUMABLE FUELS                                2,066,064
               PERSONAL PRODUCTS--0.4%
    16,500   1 Herbalife Ltd.                                                        589,380
               PHARMACEUTICALS--2.0%
    35,000     Alpharma, Inc., Class A                                               790,300
    22,500   1 MGI PHARMA, Inc.                                                      328,725
    15,200     Medicis Pharmaceutical Corp., Class A                                 418,912
    37,800     Perrigo Co.                                                           598,752
   151,000   1 Pozen, Inc.                                                         1,140,050
                  TOTAL PHARMACEUTICALS                                            3,276,739
               REAL ESTATE INVESTMENT TRUSTS--0.5%
    37,000   1 CapitalSource Inc.                                                    872,830
               ROAD & RAIL--0.6%
    50,500     Hunt (J.B.) Transportation Services, Inc.                           1,038,785
               SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.5%
   102,000   1 Exar Corp.                                                          1,320,900
    41,100   1 MKS Instruments, Inc.                                                 849,537
   208,500   1 RF Micro Devices, Inc.                                              1,284,360
    65,000   1 Teradyne, Inc.                                                        854,100
    75,000   1 Trident Microsystems, Inc.                                          1,291,500
                  TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                         5,600,397
               SOFTWARE--3.6%
   190,300   1 Agile Software Corp.                                                1,117,061
    27,000   1 Ansys, Inc.                                                         1,239,030
    51,500   1 Filenet Corp.                                                       1,638,730
    83,100   1 Mapinfo Corp.                                                         952,326
   133,500   1 Opsware, Inc.                                                         927,825
                  TOTAL SOFTWARE                                                   5,874,972
               SPECIALTY RETAIL--6.0%
    21,900     Abercrombie & Fitch Co., Class A                                    1,159,824
    21,500     Buckle, Inc.                                                          853,550
    22,000   1 Children's Place Retail Stores, Inc.                                1,228,040
    54,400   1 Dress Barn, Inc.                                                    1,173,952
    29,700   1 GameStop Corp.                                                      1,235,817
    40,000   1 Genesco, Inc.                                                       1,082,800
    68,000   1 Payless ShoeSource, Inc.                                            1,759,840
    57,500   1 Shoe Carnival, Inc.                                                 1,264,425
                  TOTAL SPECIALTY RETAIL                                           9,758,248
               TEXTILES, APPAREL & LUXURY GOODS--2.2%
    45,000     Kellwood Co.                                                        1,190,250
    34,000     Phillips Van Heusen Corp.                                           1,208,020
    51,500   1 Skechers USA, Inc., Class A                                         1,123,215
                  TOTAL TEXTILES, APPAREL & LUXURY GOODS                           3,521,485
                  TOTAL COMMON STOCKS                                            154,262,598
                  (IDENTIFIED COST $155,081,929)
               WARRANTS-0.2%
   488,542     Calypte Biomedical Corp., Warrants                                     10,976
   150,000     Halozyme Therapeutics, Inc., Warrants                                  66,161
    87,000     On Track Innovations Ltd., Warrants                                   157,155
                  TOTAL WARRANTS                                                     234,292
                  (IDENTIFIED COST $0)
               MUTUAL FUNDS--2.1%
 3,413,305   2 MTB Institutional Prime Money Market Fund, Corporatel Shares        3,413,305
     6,090   2 MTB Money Market Fund, Class A2 Shares                                  6,090
       660     SSgA Money Market Fund                                                    660
                  TOTAL MUTUAL FUNDS                                               3,420,055
                  (AT NET ASSET VALUE)
                  TOTAL INVESTMENTS-97.8%                                        157,916,945
                  (IDENTIFIED COST $158,501,984)3
                  OTHER ASSETS AND LIABILITIES -NET -2.2%                          3,618,956
                  TOTAL NET ASSETS -100%                                       $ 161,535,901

1    Non-income producing security.

2    Affiliated company.

3 At July 31, 2006, the cost of investments for federal tax purposes was $158,501,984. The net unrealized depreciation of investments for federal tax purposes was $585,039. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,869,486 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,454,525.

The Fund may write options contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The following is a summary of the Fund's written option activity:

CONTRACTS                     NUMBER OF CONTRACTS             PREMIUM
Outstanding at 4/30/2006      205                             $34,336
Options written               220                             43,449
Options exercised             (220)                           (43,449)
Options expired               (205)                           (34,336)
Outstanding at 7/31/2006      ---                             $---

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment
companies are valued at net asset value.   Securities for which no quotations
are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt




MTB SMALL CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)


         SHARES        DESCRIPTION                                                                          VALUE
                       COMMON STOCKS-98.9%
                       AEROSPACE & DEFENSE-0.3%
       118,500       1 DHB Industries, Inc.                                               $           322,320
        14,400       1 I2 Technologies, Inc.                                                          180,000
                          TOTAL AEROSPACE & DEFENSE                                                   502,320
                       AIR FREIGHT & LOGISTICS-0.7%
        25,100         Ryder System,  Inc.                                                          1,265,040
                       AUTO COMPONENTS-1.3%
        24,300         American Axle & Manufacturing Holdings, Inc.                                   398,034
        29,000         ArvinMeritor, Inc.                                                             477,340
        24,200         BorgWarner, Inc.                                                             1,452,000
                          TOTAL AUTO COMPONENTS                                                     2,327,374
                       BANKS-1.9%
        18,500         Chemical Financial Corp.                                                       566,285
        50,400         Irwin Financial Corp.                                                          989,352
        73,300         National Penn Bancshares, Inc.                                               1,495,320
         7,000         Vineyard National Bancorp                                                      195,160
                          TOTAL BANKS                                                               3,246,117
                       BIOTECHNOLOGY-3.0%
        21,300       1 Affymetrix, Inc.                                                               459,441
        33,200       1 Alkermes, Inc.                                                                 569,712
        89,229       1 Cell Genesys, Inc.                                                             438,114
        45,600       1 Cubist Pharmaceuticals, Inc.                                                 1,045,152
        41,200       1 CV Therapeutics, Inc.                                                          504,700
       151,400       1 Medarex, Inc.                                                                1,415,590
        45,200       1 Telik, Inc.                                                                    766,592
                          TOTAL BIOTECHNOLOGY                                                       5,199,301
                       BUILDING PRODUCTS-1.3%
        15,400         Ameron, Inc.                                                                   867,482
         7,700         Comfort Systems USA, Inc.                                                      106,029
        34,300       1 Griffon Corp                                                                   775,866
         9,900         Universal Forest Products, Inc.                                                502,821
                          TOTAL BUILDING PRODUCTS                                                   2,252,198
                       CAPITAL MARKETS-1.2%
        14,700         Greenhill & Co., Inc.                                                          852,012
        14,000         Federated Investments, Inc.                                                    434,140
        38,200       1 Thomas Weisel Partners Group, Inc.                                             574,528
        16,600       1 Tradestation Group, Inc.                                                       242,692
                          TOTAL CAPITAL MARKETS                                                     2,103,372
                       CHEMICALS-2.8%
        14,300         Fuller (H B) Co.                                                               571,714
        18,700         Georgia Gulf Corp.                                                             476,102
        19,200         Lubrizol Corp.                                                                 821,184
        36,200         Olin Corp.                                                                     580,286
        27,700       1 OM Group, Inc.                                                                 972,824
        30,300         Sensient Technologies Corp.                                                    604,182
        28,500       1 Symyx Technologies, Inc.                                                       701,385
                          TOTAL CHEMICALS                                                           4,727,677
                       COMMERCIAL BANKS-6.5%
         3,500         Bank of The Ozarks, Inc.                                                       112,490
         2,900         Cascade Bancorp                                                                100,021
        34,830         Citizens Banking Corp., Michigan                                               884,333
        13,200         City Holding Co.                                                               511,500
        25,800         First Charter Corp.                                                            608,364
         5,149         First Financial Bancorp                                                         76,875
         9,151         Glacier Bancorp, Inc.                                                          280,387
        34,600         Greater Bay Bancorp                                                            990,944
        26,985         Independent Bank Corp. Michigan                                                691,086
        31,900         NBT Bancorp, Inc.                                                              755,392
        72,200         Old National Bancorp                                                         1,377,576
         2,500         Placer Sierra Bancshares                                                        54,475
        12,400         Provident Bankshares Corp.                                                     455,948
       104,700         Republic Bancorp, Inc.                                                       1,367,382
        27,500       1 SVB Financial Group                                                          1,232,550
        13,100         UCBH Holdings, Inc.                                                            218,508
        21,300         United Bancshares, Inc. W VA                                                   758,919
        18,800         WESBANCO, Inc.                                                                 555,540
                          TOTAL COMMERCIAL BANKS                                                   11,032,290
                       COMMERCIAL SERVICES & SUPPLIES-3.2%
        23,800         Banta Corp.                                                                    840,854
         4,400         Heartland Payment Systems, Inc.                                                114,620
       100,000         Ikon Office Solutions, Inc.                                                  1,381,000
        10,800       1 Kenexa Corporation                                                             255,420
        32,100         Knoll, Inc.                                                                    552,120
        18,000       1 Navigant Consulting, Inc.                                                      343,440
         2,000         Strayer Education, Inc.                                                        216,700
        28,000         Tennant Co.                                                                    665,560
        25,100       1 Vertrue, Inc.                                                                1,065,746
                          TOTAL COMMERCIAL SERVICES & SUPPLIES                                      5,435,460
                       COMMUNICATIONS EQUIPMENT-2.7%
        13,900         Black Box Corp.                                                                571,429
        23,900       1 Harmonic Lightwaves, Inc.                                                      120,695
        20,400       1 InterDigital Comm Corp.                                                        559,164
       131,000       1 Polycom, Inc.                                                                2,908,200
        20,400       1 SBA Communications Corp.                                                       487,152
                          TOTAL COMMUNICATIONS EQUIPMENT                                            4,646,640
                       COMPUTERS & INTERGRATED SYSTEMS-0.7%
       183,800       1 Brocade Communications Systems, Inc.                                         1,150,588
                       COMPUTERS & PERIPHERALS-1.0%
       149,600       1 Immersion Corp.                                                                946,968
        97,700       1 McData Corporation                                                             312,640
       174,900       1 Quantum Corp.                                                                  376,035
                          TOTAL COMPUTERS & PERIPHERALS                                             1,635,643
                       CONSTRUCTION & ENGINEERING-0.2%
        18,800       1 Michael Baker Corp.                                                            396,868
                       CONSUMER FINANCE-1.0%
        44,100         Advanta Corp.                                                                1,588,923
        10,800       1 United PanAm Financial Corp.                                                   206,172
                          TOTAL CONSUMER FINANCE                                                    1,795,095
                       CONTAINERS & PACKAGING-0.8%
        15,700       1 Digital Insight Corp.                                                          370,520
        15,400         Greif, Inc.                                                                  1,065,834
                          TOTAL CONTAINERS & PACKAGING                                              1,436,354
                       DIVERSIFIED FINANCIAL SERVICES-0.5%
        25,300       1 Advent Software, Inc.                                                          789,866
                       ELECTRIC UTILITIES-1.6%
        37,600         Duquesne Light Holdings, Inc.                                                  732,072
        15,667         UIL Holdings Corp.                                                             545,670
        42,500         UniSource Energy Corp.                                                       1,417,800
                          TOTAL ELECTRIC UTILITIES                                                  2,695,542
                       ELECTRICAL EQUIPMENT-1.6%
        21,300       1 Active Power, Inc.                                                              64,752
        22,400         Acuity Brands, Inc.                                                            979,552
        14,000         Smith A O Corp.                                                                600,040
        39,300         Woodward Governor Co.                                                        1,151,883
                          TOTAL ELECTRICAL EQUIPMENT                                                2,796,227
                       ELECTRONIC COMPOSITION - MISC.-0.1%
        36,700       1 International DisplayWorks, Inc.                                               174,692
                       ELECTRONIC EQUIPMENT & INSTRUMENTS-2.2%
       138,900       1 Conexant Systems, Inc.                                                         248,631
        33,400       1 Cree, Inc.                                                                     658,982
        50,900         CTS Corporation                                                                733,469
        49,700       1 Gerber Scientific, Inc.                                                        761,901
        82,000         Methode Electronics, Inc.                                                      656,000
       208,500       1 Solectron Corp.                                                                629,670
                          TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                  3,688,653
                       ENERGY EQUIPMENT & SERVICES-0.6%
         4,200       1 Atwood Oceanics, Inc.                                                          197,106
        15,200       1 Complete Production Services, Inc.                                             313,120
         6,300       1 Hercules Offshore, Inc.                                                        225,162
         4,200       1 Hydril Company                                                                 290,934
                          TOTAL ENERGY EQUIPMENT & SERVICES                                         1,026,322
                       FOOD & STAPLES RETAILING-1.5%
        42,500       1 BJ's Wholesale Club, Inc.                                                    1,210,400
        19,500         Nash Finch Co.                                                                 436,215
        35,800         Ruddick Corp.                                                                  876,384
                          TOTAL FOOD & STAPLES RETAILING                                            2,522,999
                       FOOD PRODUCTS-0.3%
        36,100         Chiquita Brands International                                                  485,184
                       GAS UTILITIES-0.7%
        13,500         NICOR, Inc.                                                                    591,570
        14,900         ONEOK, Inc.                                                                    554,429
                          TOTAL GAS UTILITIES                                                       1,145,999
                       HEALTH CARE EQUIPMENT & SUPPLIES-0.8%
        29,300       1 ConMed Corp.                                                                   584,535
         7,700       1 Cynosure, Inc.                                                                  98,945
        64,600       1 Orasure Technologies, Inc.                                                     603,364
                          TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    1,286,844
                       HEALTH CARE PROVIDERS & SERVICES-1.5%
        96,700       1 Alliance Imaging, Inc.                                                         611,144
        30,000       1 Allion Healthcare, Inc.                                                        232,500
        22,200       1 BioScrip, Inc.                                                                  88,134
        12,700       1 CorVel Corporation                                                             325,755
        35,800       1 Five Star Quality Care, Inc.                                                   386,640
        26,000       1 Kindred Healthcare, Inc.                                                       687,180
         9,400       1 PSS World Med., Inc.                                                           186,590
                          TOTAL HEALTH CARE PROVIDERS & SERVICES                                    2,517,943
                       HOTELS, RESTAURANTS & LEISURE-1.1%
        26,900         Landry's Seafood Restaurants, Inc.                                             761,001
         6,300         Lone Star Steakhouse & Saloon                                                  147,357
        10,300       1 Red Robin Gourmet Burgers, Inc.                                                400,155
        33,150       1 Ryans Restaurant Group, Inc.                                                   522,444
                          TOTAL HOTELS, RESTAURANTS & LEISURE                                       1,830,957
                       HOUSEHOLD DURABLES-2.0%
        27,600         American Greetings Corp., Class A                                              621,828
        22,100         Furniture Brands International, Inc.                                           443,326
        10,400         M.D.C. Holdings, Inc.                                                          453,752
         2,400         M/I Schottenstein Homes, Inc.                                                   77,328
        10,800       1 Meritage Corp.                                                                 418,716
        21,100         Ryland Group, Inc.                                                             861,935
        31,400         Tupperware Corp.                                                               541,964
                          TOTAL HOUSEHOLD DURABLES                                                  3,418,849
                       IT SERVICES-0.8%
        26,800       1 CSG System International, Inc.                                                 697,872
         7,500       1 Euronet Worldwide, Inc.                                                        190,575
        88,700       1 Lionbridge Technologies, Inc.                                                  533,087
                          TOTAL IT SERVICES                                                         1,421,534
                       INDUSTRIAL CONGLOMERATES-0.4%
        14,400         Walter Industries, Inc.                                                        644,544
                       INSURANCE-5.2%
        26,400         AmerUs Group Co.                                                             1,771,176
        86,300       1 Ceres Group, Inc.                                                              526,430
        44,800         Commerce Group, Inc.                                                         1,353,408
           700       1 Darwin Professional Underwriters                                                13,055
        27,900         Harleysville Group, Inc.                                                       885,267
        49,200         Horace Mann Educators Corp.                                                    834,924
        23,800         LandAmerica Financial Group, Inc.                                            1,519,154
        27,800         Presidential Life Corp.                                                        671,092
        28,400         StanCorp Financial Group, Inc.                                               1,223,756
                          TOTAL INSURANCE                                                           8,798,262
                       INTERNET & CATALOG RETAIL-0.5%
        10,300       1 Blue Nile, Inc.                                                                271,302
        28,600       1 Gaiam, Inc.                                                                    385,814
         9,100       1 Knot, Inc.                                                                     173,446
                          TOTAL INTERNET & CATALOG RETAIL                                             830,562
                       INTERNET SOFTWARE & SERVICES-3.3%
       134,740       1 Actuate Corp.                                                                  545,697
       105,600       1 CNet Networks, Inc.                                                            891,264
       125,500       1 EarthLink Nerwork, Inc.                                                        904,855
        18,500       1 GSI Comm, Inc.                                                                 237,540
        25,100       1 Infospace, Inc.                                                                553,706
        33,200       1 Jupitermedia Corp.                                                             332,332
        50,800       1 Marchex, Inc.                                                                  647,700
       111,400       1 Move, Inc.                                                                     490,160
        50,600       1 aQuantive, Inc.                                                              1,037,300
                          TOTAL INTERNET SOFTWARE & SERVICES                                        5,640,554
                       LEISURE EQUIPMENT & PRODUCTS-0.7%
        39,100       1 Marvel Enterprises, Inc.                                                       691,288
        21,000       1 Steinway Musical Instruments, Inc.                                             511,140
                          TOTAL LEISURE EQUIPMENT & PRODUCTS                                        1,202,428
                       MACHINERY-2.5%
        32,700         Albany International Corp.                                                   1,174,911
        12,300         Cascade Corp.                                                                  455,100
        11,200       1 Chart Industries, Inc.                                                         172,480
        34,400         Mueller Industries, Inc.                                                     1,263,856
        35,300         Timken Co.                                                                   1,136,660
                          TOTAL MACHINERY                                                           4,203,007
                       MEDIA-0.9%
        61,000         Journal Communications, Inc.                                                   643,550
        34,400       1 Outdoor Channel Holdings, Inc.                                                 360,856
        61,900         Sinclair Broadcast Group, Inc.                                                 521,198
                          TOTAL MEDIA                                                               1,525,604
                       MEDICAL-- BIOMEDICAL-0.1%
        36,700       1 Tercica, Inc.                                                                  185,335
                       MEDICAL-DRUGS-0.4%
        22,900       1 Endo Pharmaceuticals Holdings, Inc.                                            711,503
                       MEDICAL PRODUCTS -0.5%
        42,600       1 Cyberonics, Inc.                                                               912,918
                       METALS & MINING-1.9%
        39,800         Quanex Corp.                                                                 1,444,342
        21,400         Steel Dynamics, Inc.                                                         1,241,628
        20,900         Steel Technologies, Inc.                                                       485,089
                          TOTAL METALS & MINING                                                     3,171,059
                       MULTI-UTILITIES & UNREGULATED POWER-0.4%
        25,400         Avista Corp.                                                                   634,492
                       NETWORKING PRODUCTS-0.4%
        60,000       1 Aeroflex, Inc.                                                                 608,400
                       OFFICE FURNITURE-0.4%
        26,000         Herman Miller, Inc.                                                            738,660
                       OIL-FIELD SERVICES-0.4%
        15,700       1 Natural Gas Services Group, Inc.                                               277,576
        26,200       1 Union Drilling, Inc.                                                           394,572
                          TOTAL OIL-FIELD SERVICES                                                    672,148
                       OIL, GAS & CONSUMABLE FUELS-3.0%
        21,000         Holly Corp.                                                                  1,062,600
         9,600       1 Maverick Tube Corp.                                                            612,384
        19,400       1 Stone Energy Corp.                                                             906,950
        36,900       1 Swift Energy Co.                                                             1,771,200
        11,000         Tesoro Petroleum Corp.                                                         822,800
                          TOTAL OIL, GAS & CONSUMABLE FUELS                                         5,175,934
                       PAPER & FOREST PRODUCTS-0.8%
        44,000       1 Buckeye Technologies, Inc.                                                     330,000
        42,000         Rock Tenn Co.                                                                  721,980
        16,600         Schweitzer-Mauduit International, Inc.                                         335,818
                          TOTAL PAPER & FOREST PRODUCTS                                             1,387,798
                       PHARMACEUTICALS-3.1%
        49,600         Alpharma, Inc., Class A                                                      1,119,968
        31,900       1 Bradley Pharmaceuticals, Inc.                                                  323,466
        41,000       1 Cephalon, Inc.                                                               2,695,340
        58,300       1 Ista Pharmaceuticals, Inc.                                                     362,043
        19,200       1 Par Pharmaceuticals Cos., Inc.                                                 292,608
        44,500       1 Taro Pharmaceutical Industries Ltd.                                            463,245
                          TOTAL PHARMACEUTICALS                                                     5,256,670
                       POLLUTION CONTROL-0.1%
         6,100       1 ADA-ES, Inc.                                                                    94,184
                       REAL ESTATE-4.5%
        91,800         Anthracite Cap, Inc.                                                         1,126,386
        43,200       1 Boykin Lodging Co.                                                             463,968
       105,500         HRPT Properties Trust                                                        1,239,625
        47,900         Innkeepers USA Trust                                                           808,073
        51,400         LTC Properties, Inc.                                                         1,134,398
        19,900         Northstar Realty Finance Corp.                                                 239,994
        11,600         Novastar Financial, Inc.                                                       401,476
        26,900         One Liberty Properties, Inc.                                                   540,690
        10,700         PS Business Parks, Inc.                                                        642,000
        19,700         RAIT Investment Trust                                                          556,919
        43,500         Saxon Capital, Inc.                                                            491,985
                          TOTAL REAL ESTATE                                                         7,645,514
                       RETAIL-RESTAURANTS-0.3%
        25,500       1 McCormick & Schmicks Seafood                                                   492,405
                       RETAIL - SPORTING GOODS-0.1%
        16,100       1 Golf Galaxy, Inc.                                                              217,511
                       ROAD & RAIL-1.0%
        22,500         Arkansas Best Corp.                                                            999,675
        27,800       1 U.S. Express Enterprises, Inc.                                                 646,628
                          TOTAL ROAD & RAIL                                                         1,646,303
                       RUBBER & PLASTICS-0.4%
        36,000         Myers Industries, Inc.                                                         599,040
                       SEMICONDUCTOR EQUIPMENT & PRODUCTS-8.5%
       144,200       1 Altera Corp.                                                                 2,496,102
        94,500       1 Asyst Technologies, Inc.                                                       658,665
       100,700       1 Brooks Automation, Inc.                                                      1,136,903
        12,000       1 Cymer, Inc.                                                                    469,440
       306,600       1 Lattice Semiconductor Corp.                                                  1,808,940
       123,200       1 LTX Corp.                                                                      665,280
        32,200       1 Photronics, Inc.                                                               449,834
       146,100       1 Pixelworks, Inc.                                                               317,037
        68,794       1 PLX Technology, Inc.                                                           630,841
       294,100       1 RF Micro Devices, Inc.                                                       1,811,656
        32,700       1 Rudolph Technologies, Inc.                                                     454,857
       299,100       1 Skyworks Solutions, Inc.                                                     1,313,049
        43,324       1 STATS ChipPAC Ltd., Inc.                                                       244,781
       243,400       1 Triquint Semiconductor, Inc.                                                 1,148,848
        46,900       1 Ultra Clean Holdings, Inc.                                                     389,270
        32,700       1 Verigy LTD                                                                     488,865
                          TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                 14,484,368
                       SOFTWARE-2.8%
        54,100       1 Aspen Technology, Inc.                                                         654,069
        93,600       1 Digimarc Corp.                                                                 582,192
        72,600       1 Mentor Graphics Corp.                                                        1,000,428
        31,100       1 Opsware, Inc,                                                                  216,145
         9,300       1 Sybase, Inc.                                                                   195,765
        45,200       1 THQ, Inc.                                                                    1,025,588
       130,800       1 Wind River Systems, Inc.                                                     1,081,716
                          TOTAL SOFTWARE                                                            4,755,903
                       SPECIALTY RETAIL-3.7%
        14,700         Barnes & Noble, Inc.                                                           492,744
        55,000         Cato Corp., Class A                                                          1,337,600
        51,700       1 Hot Topic, Inc.                                                                760,507
        32,800       1 Rex Stores Corp.                                                               458,872
        29,800         Sonic Automotive, Inc.                                                         685,400
        31,650         Stage Stores, Inc.                                                             938,739
        26,400         Talbots, Inc.                                                                  544,632
        43,700       1 Trans World Entertainment Corp.                                                242,535
         3,300         World Fuel Services Corp.                                                      156,156
        24,200       1 Zale Corp.                                                                     619,762
                          TOTAL SPECIALTY RETAIL                                                    6,236,947
                       TELECOM SERVICES-0.3%
        38,700       1 Mas Tec, Inc.                                                                  505,809
                       TEXTILES, APPAREL & LUXURY GOODS-2.8%
        28,300       1 Crocs, Inc.                                                                    783,061
        27,800         Kellwood Co.                                                                   735,310
       118,200       1 Quiksilver, Inc.                                                             1,530,690
        37,400         Stride Rite Corp.                                                              473,484
        20,600       1 Tween Brands, Inc.                                                             766,732
        14,800         Unifirst Corp.                                                                 460,132
                          TOTAL TEXTILES, APPAREL & LUXURY GOODS                                    4,749,409
                       THRIFTS & MORTGAGE FINANCE-3.5%
        13,600       1 Accredited Home Lenders Holdings                                               616,488
        37,900         Corus Bankshares, Inc.                                                         875,111
        33,400         Flagstar Bancorp, Inc.                                                         486,304
        31,400         IndyMac Bancorp, Inc.                                                        1,326,650
        29,800         MAF Bancorp, Inc.                                                            1,221,800
        89,400         Partners Trust Financial Group, Inc.                                           944,064
        12,400         PFF Bancorp, Inc.                                                              465,620
                          TOTAL THRIFTS & MORTGAGE FINANCE                                          5,936,037
                       TOBACCO-0.4%
        61,200         Alliance One International, Inc.                                               240,516
        12,500         Universal Corp.                                                                441,500
                          TOTAL TOBACCO                                                               682,016
                       TRADING COMPANIES & DISTRIBUTIONS-0.7%
        18,600         GATX Corp.                                                                     728,934
        17,900       1 United Rentals, Inc.                                                           499,768
                          TOTAL TRADING COMPANIES & DISTRIBUTIONS                                   1,228,702
                       TRANSPORTATION-0.3%
        17,900       1 SAIA, Inc.                                                                     504,601
                       WIRE & CABLE PRODUCTS-0.7%
        37,400         Belden CDT, Inc.                                                             1,213,630
                          TOTAL COMMON STOCKS (IDENTIFIED COST $147,089,309)                      168,246,205
                       MUTUAL FUND-1.1%
     1,932,664       2 MTB Prime Money Fund, Corporate Shares (AT NET ASSET VALUE)                  1,932,664
                          TOTAL INVESTMENT --- 100.0%                                             170,178,869
                          (IDENTIFIED COST $149,021,973)3
                      OTHER ASSETS AND LIABILITIES --- NET --- 0.0%                                       871
                      TOTAL NET ASSETS --- 100%                                                 $ 170,179,740

1    Non-income producing security.

2    Affiliated company.

3 At July 31, 2006, the cost of investments for federal tax purposes was $149,021,973. The net unrealized appreciation of investments for federal tax purposes was $21,156,896. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,763,844 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,606,948.

     Note:The categories of investments are shown as a percentage of total net assets at July 31, 2006

INVESTMENT VALUATION

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.







MTB TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
              1,2 SHORT-TERM MUNICIPALS-99.9%
                  COLORADO--4.2%
  $ 5,000,000     Colorado Springs, CO, Utility System, Lien - (Series A), Weekly VRDNs (Dexia Credit Local LIQ),      $   5,000,000
                  3.620%, 8/3/2006
                  FLORIDA-3.0%
    3,500,000     Tampa, FL, Occupational License Tax Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ),        3,500,000
                  3.620%, 8/2/2006
                  GEORGIA-1.4%
    1,600,000     DeKalb County, GA, MFH Authority, Winterscreek Apts Weekly VRDNs (FNMA COL), 3.670%, 8/2/2006            1,600,000
                  ILLINOIS-4.3%
    5,000,000     Cook County, IL, UT GO, 5.875% Bonds (United States Treasury PRF 11/15/2006@101), 11/15/2022             5,084,382
                  INDIANA-6.6%
    1,915,000     Elkhart County, IN, Hubbard Hill Estates Weekly VRDNs (Fifth Third Bank INV), 3.660%, 8/4/2006           1,915,000
    4,300,000     Indiana State Educational Facilities Authority, St Josephs Weekly VRDNs (Fifth Third Bank LOC),          4,300,000
                  3.650%, 8/3/2006
    1,552,000     Indianapolis, IN, Local Public Improvement Bond Bank, 3.62% CP, Mandatory Tender 8/9/2006,               1,552,000
                  (Keybank LOC)
                     TOTAL INDIANA                                                                                         7,767,000
                  MAINE-2.7%
    3,125,000     Maine Municipal Bond Bank, (Series B), 5.85% Bonds (United States Treasury PRF 11/1/2006@102),           3,206,175
                  11/1/2013
                  MARYLAND-0.9%
    1,067,000     Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Bank of America            1,067,000
                  N.A. LIQ), 3.620%, 8/3/2006
                  MONTANA-0.9%
    1,000,000     Montana State Health Facilities Authority, Revenue Bond Weekly VRDNs (FGIC INS), 3.650%, 8/3/2006        1,000,000
                  NEW YORK-23.4%
    2,000,000     Clarence, NY, Central School District, 4.50% TANs, 6/29/2007                                             2,013,162
    5,000,000     Nassau County, NY, 4.25% Bonds, 10/31/2006                                                               5,012,378
    5,000,000     New York City, NY, Transitional Finance Authority, (Series A-1), 4.500% Bonds, 11/1/2006                 5,016,718
    1,200,000     New York City, NY, (1994 Series B-2) Daily VRDNs (Morgan Guarantee Trust LOC), 3.660%, 8/1/2006          1,200,000
    1,200,000     New York City, NY, (1994 Series H-4) Weekly VRDNs (AMBAC INS)/(Kredietbank NV SA), 3.660%,               1,200,000
                  8/2/2006
    2,800,000     New York City, NY, (1995 Series B-4) Daily VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-          2,800,000
                  Thueringen (GTD) SA), 3.650%, 8/1/2006
    2,100,000     New York City, NY, (2004 Series A-6) Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC),             2,100,000
                  3.560%, 8/2/2006
    3,200,000     Ontario County, NY, Industrial Development Agency, (Series 2003A) Weekly VRDNs (Frederick Ferris         3,200,000
                  Thompson Hospital)/(Key Bank, N.A. LOC), 3.650%, 8/2/2006
    1,200,000     Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 2)          1,200,000
                  Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.650%, 8/1/2006
    1,220,000     Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A) Weekly VRDNs          1,220,000
                  (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.600%, 8/2/2006
    2,635,000     Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000D) Weekly VRDNs          2,635,000
                  (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 3.580%, 8/2/2006
                     TOTAL NEW YORK                                                                                       27,597,258
                  NORTH CAROLINA-1.5%
    1,800,000     Durham, NC, Water & Sewer Utility System, Refunding Revenue Bonds Weekly VRDNs (Wachovia Bank            1,800,000
                  N.A. LIQ), 3.670%, 8/2/2006
                  PENNSYLVANIA-35.8%
    2,115,000     Allegheny County, PA I, Variable Rate Demand Hospital Revenue Bonds (Series B of 1998), 3.58%            2,115,000
                  TOBs (South Hills Health System)/(PNC Bank, N.A. LOC) 4/1/2007
    4,400,000     Allegheny County, PA, Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie           4,400,000
                  Mellon University)/(Landesbank Hessen-Thueringen (GTD) SA), 3.680%, 8/1/2006
      840,000     Allegheny County, PA, IDA, Weekly VRDNs (Western PA Humane Society)/(National City Bank,                   840,000
                  Pennsylvania LOC), 3.770%, 8/3/2006
    3,825,000     Allentown, PA, Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/                     3,825,000
                  (Wachovia Bank N.A. LOC), 3.680%, 8/1/2006
    1,100,000     Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs, (Atlantic Richfield GTD), 3.670%,           1,100,000
                  8/2/2006
    4,250,000     Chester County, PA, IDA, (Series of 2001) Daily VRDNs (Archdiocese of Philadelphia)/                     4,250,000
                  (Wachovia Bank N.A. LOC), 3.680%, 8/1/2006
    1,750,000     Delaware County, PA, Authority, 6.000% Bonds (United States Treasury PRF 12/1/2006@101), 6/1/2011        1,781,945
    4,500,000     Delaware County, PA, IDA, Refunding Revenue Bonds Daily VRDNs, (United Parcel Svc. GTD), 3.640%,         4,500,000
                  8/1/2006
    1,400,000     Emmaus, PA, General Authority, (Series A) Weekly VRDNs (FSA INS)/(Wachovia, LIQ), 3.670%,                1,400,000
                  8/3/2006
    2,275,000     Lancaster County, PA, Hospital Authority, Refunding Revenue Bonds Weekly VRDNs (AMBAC LOC)/(PNC          2,275,000
                  Bank, NA LIQ), 3.660%, 8/2/2006
    2,000,000     Montgomery County, PA, IDA, 3.50% CP, Mandatory Tender 8/3/2006                                          2,000,000
    1,000,000     Northampton County, PA, IDA Weekly VRDNs (Bank of America LOC), 3.650%, 8/3/2006                         1,000,000
    1,030,000     Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel            1,030,000
                  University)/(Landesbank Hessen-Thueringen (GTD) LOC), 3.650%, 8/3/2006
    1,575,000     Pennsylvania State Higher Education Facilities Authority, (Series I-4) Weekly VRDNs (Messiah             1,575,000
                  College)/(PNC Bank, N.A. LOC), 3.680%, 8/3/2006
    2,200,000     Pennsylvania State Turnpike Commission, (Series Q of 1998) Daily VRDNs (Westdeutsche Landesbank          2,200,000
                  Girozentrale/Bayerische Landesbank, Landesbank Baden-Wurttemberg LIQ), 3.680%, 8/1/2006
    1,000,000     Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder                   1,000,000
                  Services)/(PNC Bank, N.A. LOC), 3.680%, 8/1/2006
    3,600,000     Philadelphia, PA, Gas Works, (Series A-2) Weekly VRDNs (Bank of Nova Scotia and J.P. Morgan Chase        3,600,000
                  Bank, N.A. LOCs), 3.680%, 8/3/2006
    2,475,000     Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2004) Weekly VRDNs          2,475,000
                  (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 3.630%, 8/3/2006
      800,000     University of Pittsburgh, (Series 2000A) Weekly VRDNs (GO of University LOC)/(DEPFA,LIQ) 3.670%,           800,000
                  8/2/2006
                     TOTAL PENNSYLVANIA                                                                                   42,166,945
                  TEXAS-6.8%
    2,000,000     Arlington, TX, Independent School District, 5.000% Bonds (United States Treasury PRF                     2,017,144
                  2/15/2007@100), 2/15/2015
    2,000,000     Houston, TX, Water & Sewer System, Junior Lien Refunding Revenue Bonds (Series A), 5.25% Bonds           2,031,565
                  (United States Treasury PRF 12/1/2006@101), 12/1/2025
    4,000,000     Texas State, (Series 2005), 4.50% TRANs, 8/31/2006                                                       4,004,925
                     TOTAL TEXAS                                                                                           8,053,634
                  UTAH-1.5%
    1,800,000     Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas Securities Corp.             1,800,000
                  LOC), 3.680%, 8/2/2006
                  VERMONT-3.5%
    1,000,000     Vermont Educational and Health Buildings Financing Agency, VHA New England (Series C), Weekly            1,000,000
                  VRDNs (AMBAC LOC), 3.670%, 8/2/2006
    3,100,000     Vermont Educational and Health Buildings Financing Agency, VHA New England (Series E), Weekly            3,100,000
                  VRDNs (AMBAC LOC), 3.670%, 8/2/2006
                     TOTAL VERMONT                                                                                         4,100,000
                  WYOMING-3.5%
    2,000,000     Lincoln County, WY, (Series 1984C) Daily VRDNs (Exxon Mobil Corp.), 3.600%, 8/1/2006                     2,000,000
    2,100,000     Sublette County, WY, (Series 1984) Daily VRDNs (Exxon Mobil Corp.), 3.600%, 8/1/2006                     2,100,000
                     TOTAL WYOMING                                                                                         4,100,000
                     TOTAL INVESTMENTS-99.9%                                                                             117,842,394
                     (AT AMORTIZED COST)2
                     OTHER ASSETS AND LIABILITIES-NET-0.1%                                                                    67,549
                     TOTAL NET ASSETS-100%                                                                             $ 117,909,943

1 At July 31, 2006, the fund held no securities that were subject to the federal alternative minimum tax.

2    Current rate and next reset date shown for Variable Rare Demand Notes.

3    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION - The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 COL    --Collateralized
 CP     --Commercial Paper
 FGIC   --Financial Guaranty Insurance Company
 FNMA   --Federal National Mortgage Association
 FSA    --Financial Security Assurance
 GO     --General Obligation
 GTD    --Guaranteed
 IDA    --Industrial Development Authority
 INS    --Insured
 INV    --Investment Agreement
 LIQ    --Liquidity Agreement
 LOC(s) --Letter(s) of  Credit
 MFH    --Multi-Family Housing
 PCRB   --Pollution Control Revenue Bond
 PSFG   --Permanent School Fund Guarantee
 TANs   --Tax Anticipation Notes
 TOBs   --Tender Option Bonds
 TRANs  --Tax and Revenue Anticipation Notes
 UT     --Unlimited Tax
 VHA    --Veterans Housing Administration
 VRDNs  --Variable Rate Demand Notes








MTB U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL     DESCRIPTION                                                                                                  VALUE
    AMOUNT
                  COLLATERALIZED MORTGAGE OBLIGATIONS--15.9%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION-3.9%
  $   300,517     (Series 2617-GW), 3.500%, 6/15/2016                                                                  $     290,574
    1,087,871     (Series 2707-PW), 4.000%, 7/15/2014                                                                      1,068,532
      689,777     (Series 2643-LA), 4.500%, 1/15/2011                                                                        685,461
       12,292     (Series 141-D), REMIC, 5.000%, 5/15/2021                                                                    12,234
      105,000     (Series 1686-PJ), 5.000%, 2/15/2024                                                                        102,645
      780,177     (Series 2446D-LA), 5.800%, 9/15/2016                                                                       780,080
       15,306     (Series 1637-GA), 5.800%, 6/15/2023                                                                         15,285
       28,293     (Series 136-E), 6.000%, 4/15/2021                                                                           28,169
    1,932,930     (Series 1666H), 6.250%, 9/15/2023                                                                        1,941,697
       10,744     (Series 112-I), REMIC, 6.500%, 1/15/2021                                                                    10,729
      279,000     (Series 1577-PK), 6.500%, 9/15/2023                                                                        285,605
      176,000     (Series 1644-K), 6.750%, 12/15/2023                                                                        182,536
      928,203     (Series 1920-H), 7.000%, 1/15/2012                                                                         946,491
       63,450     (Series 6-C), 9.050%, 6/15/2019                                                                             64,983
                  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                             6,415,021
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.5%
    5,935,000     (Series 0530B-BU), 5.000%, 3/25/2024                                                                     5,829,798
      152,000     (Series 1994-3-PL), 5.500%, 1/25/2024                                                                      148,677
    2,074,055     (Series 2004-51-KF), 5.735%, 8/25/2006                                                                   2,072,559
      178,301     (Series 2002-52-QA), 6.000%, 7/18/2032                                                                     178,118
      286,802     (Series 1993-113-PK), 6.500%, 7/25/2023                                                                    288,444
      269,228     (Series 1993-127-H), 6.500%, 7/25/2023                                                                     273,594
      145,392     (Series 1993-202-J), 6.500%, 11/25/2023                                                                    148,334
      181,000     (Series 1994-55-H), 7.000%, 3/25/2024                                                                      189,965
                  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                              9,129,489
                  WHOLE LOAN-6.5%
    1,104,631     BOAMS 2003-2, 3.525%, 2/25/2034                                                                          1,069,261
    1,804,735     BOAMS 2003-2, 3.569%, 2/25/2034                                                                          1,750,931
    4,551,883     Indymac INDA Mortgage Loan Trust 2005-AR1, 5.108%, 11/25/2035                                            4,452,752
    2,101,667     Morgan Stanley Mortgage Loan Trust Series 2004-1 Class 1A8, 4.750%, 11/25/2018                           2,045,075
    1,502,382     Structured Asset Securities Corp., 6.000%, 2/25/2035                                                     1,482,988
                  TOTAL WHOLE LOAN                                                                                        10,801,007
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $26,886,615)                                 26,345,517
                  CORPORATE BONDS--6.0%
                  BANK--0.6%
    1,000,000     First Tennessee Bank, N.A., 4.625%, 5/15/2013                                                              930,113
                  COMMERCIAL BANK--0.5%
    1,000,000     Wachovia Corp., 5.500%, 8/1/2035                                                                           900,850
                  FOOD & STAPLES RETAILING--0.7%
    1,200,000     Sysco Corp., 5.375%, 9/21/2035                                                                           1,102,531
                  FOOD PRODUCTS--1.1%
      750,000     Archer-Daniels-Midland Co., 5.375%, 9/15/2035                                                              679,600
    1,200,000     Kraft Foods, Inc., 5.625%, 11/1/2011                                                                     1,192,404
                  TOTAL FOOD PRODUCTS                                                                                      1,872,004
                  GAS UTILITIES--0.3%
      500,000     Bay State Gas Co., 9.200%, 6/6/2011                                                                        571,077
                  HOTELS, RESTAURANTS & LEISURE--0.8%
    1,200,000     Yum! Brands, Inc., 7.700%, 7/1/2012                                                                      1,304,636
                  INSURANCE-0.7%
    1,000,000 1,2 Ohio National Life Insurance Co., 8.500%, 5/15/2026                                                      1,146,824
                  SOVEREIGN U.S. GOVERNMENT GUARANTIES-0.3%
      550,000     El Salvador, Government of, 6.530%, 7/1/2007                                                               552,106
                  U.S. GOVERNMENT GUARANTEE--1.0%
      742,000     American Heavy Lift Shipping, 5.382%, 6/1/2017                                                             742,103
      780,000     Vessel Management Service, 6.750%, 6/15/2025                                                               828,301
                  TOTAL U.S. GOVERNMENT GUARANTEE                                                                          1,570,404
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $10,248,587)                                                      9,950,545
                  GOVERNMENT AGENCIES-28.3%
                  DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT--0.9%
      440,000     7.140%, 8/1/2007                                                                                           443,943
    1,090,000     7.660%, 8/1/2015                                                                                         1,101,253
                  TOTAL DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT                                                        1,545,196
                  FEDERAL FARM CREDIT SYSTEM--1.2%
    2,000,000     4.250%, 7/29/2008                                                                                        1,962,606
                  FEDERAL HOME LOAN BANK SYSTEM--3.3%
    2,000,000     3.375%, 7/21/2008                                                                                        1,929,592
    2,000,000     5.375%, 5/18/2016                                                                                        2,005,263
    1,435,000     6.625%, 11/15/2010                                                                                       1,507,916
                  TOTAL FEDERAL HOME LOAN BANK SYSTEM                                                                      5,442,771
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--10.6%
      500,000     3.875%, 6/15/2008                                                                                          488,074
    2,000,000     4.125%, 10/18/2010                                                                                       1,915,564
    3,000,000     4.750%, 1/19/2016                                                                                        2,863,852
    2,000,000     5.200%, 3/5/2019                                                                                         1,887,749
    2,000,000     5.250%, 11/5/2012                                                                                        1,968,927
    2,000,000     5.250%, 4/18/2016                                                                                        1,983,523
    5,000,000     5.750%, 6/27/2016                                                                                        5,060,264
      175,000     6.943%, 3/21/2007                                                                                          176,728
    1,000,000     8.250%, 6/1/2016                                                                                         1,255,910
                  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                            17,600,591
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.3%
    1,000,000     3.300%, 6/22/2007                                                                                          982,290
    2,500,000     4.685%, 2/17/2009                                                                                        2,440,022
    3,000,000     5.250%, 8/1/2012                                                                                         2,966,368
    5,500,000     6.470%, 9/25/2012                                                                                        5,817,342
                  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                             12,206,022
                  OVERSEAS PRIVATE INVESTMENT CORPORATION-1.4%
    2,247,000     6.600%, 5/30/2016                                                                                        2,333,151
                  PRIVATE EXPORT FUNDING CORPORATION-1.6%
      500,000     6.490%, 7/15/2007                                                                                          505,245
    2,000,000     7.200%, 1/15/2010                                                                                        2,121,403
                  TOTAL PRIVATE EXPORT FUNDING CORPORATION                                                                 2,626,648
                  SMALL BUSINESS ADMINISTRATION-1.6%
      148,090     5.600%, 9/1/2008                                                                                           148,278
       80,933     6.200%, 11/1/2007                                                                                           81,206
      245,078     6.700%, 3/1/2016                                                                                           251,059
      574,939     6.700%, 12/1/2016                                                                                          590,081
    1,385,396     6.950%, 11/1/2016                                                                                        1,427,667
       48,947     7.300%, 5/1/2017                                                                                            50,836
       59,887     7.300%, 9/1/2019                                                                                            62,931
        5,379     8.850%, 8/1/2011                                                                                             5,616
       46,955     9.250%, 2/1/2008                                                                                            47,682
       70,308     9.650%, 5/1/2010                                                                                            73,399
                  TOTAL SMALL BUSINESS ADMINISTRATION                                                                      2,738,755
                  TENNESSEE VALLEY AUTHORITY--0.4%
      632,786     7.430%, 4/1/2022                                                                                           632,786
                  TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $47,759,509)                                                 47,088,526
                  MORTGAGE BACKED SECURITIES--33.1%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION-8.8%
    4,000,000     Pool G02186, 5.000%, 5/1/2036                                                                            3,782,500
    3,709,524     Pool C78010, 5.500%, 4/1/2033                                                                            3,622,273
      914,289     Pool E00540, 6.000%, 3/1/2013                                                                              921,260
    2,642,290     Pool A18401, 6.000%, 2/1/2034                                                                            2,634,941
    1,788,333     Pool G01831, 6.000%, 5/1/2035                                                                            1,782,241
      788,270     Pool C63959, 6.500%, 2/1/2032                                                                              801,441
        5,934     Pool 180250, 7.000%, 7/1/2008                                                                                5,951
        2,306     Pool 180299, 7.000%, 8/1/2008                                                                                2,310
       20,884     Pool 180931, 7.000%, 11/1/2008                                                                              20,968
        3,047     Pool E61956, 7.000%, 11/1/2010                                                                               3,092
        4,580     Pool 170020, 7.500%, 6/1/2008                                                                                4,607
          391     Pool 273817, 7.500%, 11/1/2009                                                                                 391
        1,042     Pool 181063, 7.500%, 12/1/2010                                                                               1,047
        2,321     Pool 287773, 7.500%, 3/1/2017                                                                                2,387
      163,581     Pool 299147, 7.500%, 8/1/2017                                                                              168,252
      192,638     Pool C80328, 7.500%, 7/1/2025                                                                              200,185
      450,799     Pool G01425, 7.500%, 5/1/2032                                                                              466,628
           44     Pool 251446, 8.000%, 11/1/2006                                                                                  44
          759     Pool 160026, 8.000%, 9/1/2007                                                                                  762
       28,084     Pool 181361, 8.000%, 11/1/2008                                                                              28,312
          453     Pool 180398, 8.000%, 1/1/2010                                                                                  455
        2,356     Pool 555014, 8.000%, 12/1/2010                                                                               2,373
        1,037     Pool 160033, 8.250%, 12/1/2007                                                                               1,043
        2,300     Pool 252892, 8.250%, 5/1/2009                                                                                2,318
        4,375     Pool 251573, 8.500%, 9/1/2009                                                                                4,430
       87,691     Pool 300161, 8.500%, 8/1/2017                                                                               91,935
          897     Pool 538733, 9.000%, 9/1/2019                                                                                  964
                  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                            14,553,110
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION---23.0%
    3,847,220     Pool 695818, 5.000%, 4/1/2018                                                                            3,747,873
    4,140,091     Pool 763704, 5.000%, 4/1/2034                                                                            3,929,680
    3,542,936     Pool 797663, 5.000%, 9/1/2035                                                                            3,355,123
    6,440,775     Pool 878103, 5.000%, 4/1/2036                                                                            6,095,321
    4,922,816     Pool 833143, 5.500%, 9/1/2035                                                                            4,785,490
    1,889,758     Pool 255933, 5.500%, 10/1/2035                                                                           1,837,041
      940,964     Pool 843323, 5.500%, 10/1/2035                                                                             914,715
    2,892,930     Pool 848236, 5.500%, 1/1/2036                                                                            2,812,229
    1,981,114     Pool 868574, 5.500%, 4/1/2036                                                                            1,924,611
    4,000,000     Pool 852527, 5.500%, 5/1/2036                                                                            3,885,000
       39,572     Pool 190817, 6.000%, 5/1/2009                                                                               39,736
        1,127     Pool 261790, 6.000%, 1/1/2014                                                                                1,124
      495,327     Pool 323419, 6.000%, 12/1/2028                                                                             494,821
      720,254     Pool 545051, 6.000%, 9/1/2029                                                                              720,119
       88,359     Pool 431587, 6.500%, 8/1/2028                                                                               89,893
      131,638     Pool 436746, 6.500%, 8/1/2028                                                                              133,981
      630,082     Pool 440401, 6.500%, 8/1/2028                                                                              641,297
      426,782     Pool 485678, 6.500%, 3/1/2029                                                                              433,998
       94,371     Pool 494375, 6.500%, 4/1/2029                                                                               95,967
      231,641     Pool 252439, 6.500%, 5/1/2029                                                                              235,558
    1,152,803     Pool 725418, 6.500%, 5/1/2034                                                                            1,170,852
      312,971     Pool 334593, 7.000%, 5/1/2024                                                                              323,747
      248,654     Pool 604867, 7.000%, 1/1/2025                                                                              254,963
      221,627     Pool 625596, 7.000%, 2/1/2032                                                                              227,590
        8,845     Pool 044046, 7.500%, 2/1/2014                                                                                8,889
       14,390     Pool 007238, 8.000%, 6/1/2008                                                                               14,486
        5,131     Pool 001467, 8.000%, 1/1/2010                                                                                5,165
       21,903     Pool 202957, 8.000%, 8/1/2021                                                                               22,870
        7,551     Pool 001465, 8.250%, 7/1/2009                                                                                7,628
        2,117     Pool 021356, 8.500%, 3/1/2012                                                                                2,143
       21,335     Pool 039862, 9.750%, 9/1/2017                                                                               22,909
                  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                             38,234,819
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-1.3%
      631,260     Pool 592505, 6.000%, 4/15/2033                                                                             632,391
      675,975     Pool 581522, 6.000%, 5/15/2033                                                                             677,468
       91,770     Pool 346572, 7.000%, 5/15/2023                                                                              95,450
       84,970     Pool 364004, 7.000%, 10/20/2023                                                                             88,052
      244,675     Pool 484269, 7.000%, 9/15/2028                                                                             253,668
        3,616     Pool 016535, 7.500%, 4/15/2007                                                                               3,627
        1,283     Pool 016002, 7.500%, 5/15/2007                                                                               1,287
          312     Pool 015150, 7.500%, 6/15/2007                                                                                 313
          335     Pool 322137, 7.500%, 6/20/2007                                                                                 338
           37     Pool 012001, 8.000%, 9/15/2006                                                                                  37
          511     Pool 013466, 8.000%, 11/15/2006                                                                                512
       33,677     Pool 019784, 8.000%, 9/15/2007                                                                              33,906
        8,222     Pool 338217, 8.000%, 10/15/2007                                                                              8,310
       15,238     Pool 409703, 8.000%, 12/15/2009                                                                             15,581
       22,132     Pool 402603, 8.000%, 2/15/2010                                                                              22,767
        6,849     Pool 190557, 8.000%, 12/15/2016                                                                              7,065
        3,957     Pool 392400, 8.000%, 7/15/2024                                                                               4,192
        7,042     Pool 025463, 8.250%, 6/15/2008                                                                               7,115
        8,648     Pool 407264, 8.375%, 4/15/2010                                                                               8,901
       17,907     Pool 064335, 8.500%, 9/15/2008                                                                              18,002
      166,222     Pool 780356, 8.500%, 10/15/2008                                                                            169,669
       27,287     Pool 001893, 8.500%, 10/20/2009                                                                             28,433
        9,228     Pool 780440, 8.500%, 11/15/2017                                                                              9,773
        4,562     Pool 023641, 9.000%, 10/15/2008                                                                              4,677
       12,834     Pool 146927, 9.000%, 9/15/2016                                                                              13,744
       13,475     Pool 188603, 9.000%, 11/15/2016                                                                             14,451
       44,507     Pool 208196, 9.000%, 2/15/2017                                                                              47,731
       48,799     Pool 001061, 9.000%, 4/20/2023                                                                              52,563
        9,126     Pool 001886, 9.000%, 10/20/2024                                                                              9,856
                  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                           2,229,879
                  TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $55,722,747)                                          55,017,808
                  TAXABLE MUNICIPALS--1.3%
      225,000     Chicago, IL Public Building Commission, 7.000%, 1/1/2007, Escrowed to Maturity                             226,480
      165,000     Miami, FL, 8.650%, 7/1/2019                                                                                196,604
    1,170,000     Tacoma, WA, 8.200%, 9/15/2013, Lease Revenue Bond (Lease payments guaranteed by U.S. Government)         1,290,931
      501,864     Tobacco Settlement Financing Corp., NJ, 6.360%, 5/15/2025                                                  500,439
                  TOTAL TAXABLE MUNICIPALS (IDENTIFIED COST $2,327,449)                                                    2,214,454
                  U.S. TREASURY--13.3%
                  U.S. TREASURY BONDS-3.3%
    2,000,000     4.500%, 2/15/2036                                                                                        1,826,875
    3,500,000     5.375%, 2/15/2031                                                                                        3,621,953
                  TOTAL U.S. TREASURY BONDS                                                                                5,448,828
                  U.S. TREASURY NOTES-10.0%
    2,704,696     Treasury Inflation Protected Securities 3.500%, 1/15/2011                                                2,835,282
    1,100,000     Treasury Inflation Protected Securities 3.625%, 5/15/2013                                                1,018,188
      550,000     3.875%, 2/15/2013                                                                                          518,031
    1,000,000     4.000%, 11/15/2012                                                                                         950,938
      600,000     4.000%, 2/15/2014                                                                                          564,563
    1,790,000     4.000%, 2/15/2015                                                                                        1,671,972
      779,000     4.125%, 5/15/2015                                                                                          733,234
    1,200,000     4.250%, 11/15/2013                                                                                       1,149,562
       20,000     4.250%, 11/15/2014                                                                                          19,047
    1,355,000     4.250%, 8/15/2015                                                                                        1,284,661
    2,000,000     4.500%, 11/15/2015                                                                                       1,930,000
    4,000,000     5.125%, 5/15/2016                                                                                        4,043,125
                  TOTAL U.S. TREASURY NOTES                                                                               16,718,603
                  TOTAL U.S. TREASURY (IDENTIFIED COST $22,430,771)                                                       22,167,431
                  MUTUAL FUNDS--0.0%
        1,360     SSGA Money Market Fund                                                                                       1,360
          137     SSGA US Government Money Market Fund                                                                           137
                  TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                                                      1,497
                  REPURCHASE AGREEMENT--4.3%
    7,149,340     Interest in $7,149,340 repurchase agreement 5.27%, dated 7/31/2006 under which Credit Suisse             7,149,340
                  First Boston LLC will repurchase a U.S. Treasury security maturing on 7/15/2014 for $7,150,387 on
                  8/1/2006. The market value of the underlying security at the end of the period was $7,295,238 (AT
                  COST)
                  TOTAL INVESTMENTS-102.2%                                                                               169,935,118
                  (IDENTIFIED COST $172,526,515)3
                  OTHER ASSETS AND LIABILITIES-NET-(2.2)%                                                                (3,639,112)
                  TOTAL NET ASSETS-100%                                                                                $ 166,296,006

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, this restricted security amounted to $1,146,824, which represented 0.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, this liquid restricted security amounted to $1,146,824, which represented 0.7% of total net assets.

3 At July 31, 2006, the cost of investments for federal tax purposes was $172,946,142. The net unrealized depreciation of investments for federal tax purposes was $3,011,024. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,378,702 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,389,726.


Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATION
Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:

 REMIC --Real Estate Mortgage Investment Conduit







MTB U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL       DESCRIPTION                                                                                                VALUE
    AMOUNT
                    GOVERNMENT AGENCIES--71.1%
                    FEDERAL FARM CREDIT SYSTEM--12.6%
  $ 300,000,000   1 Floating Rate Notes, 5.226% - 5.268%, 8/1/2006 - 8/20/2006                                       $   299,988,604
                    FEDERAL HOME LOAN BANK-7.9%
     88,976,000   2 Discount Notes, 5.255%, 10/25/2006                                                                    87,872,018
    100,000,000   1 Floating Rate Notes, 5.209%, 9/15/2006                                                                99,986,781
                    TOTAL FEDERAL HOME LOAN BANK                                                                     $   187,858,799
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--30.3%
    726,739,000   2 Discount Notes, 4.880% - 5.180%, 8/7/2006 - 12/1/2006                                                721,893,183
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION-20.3%
    442,513,000   2 Discount Notes, 4.925% -5.285 %, 8/2/2006 - 6/29/2007                                                434,235,049
     50,000,000     4.000%, 8/22/2006                                                                                     49,998,950
                    TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                      $   484,233,999
                    TOTAL GOVERNMENT AGENCIES                                                                        $ 1,693,974,585
                    REPURCHASE AGREEMENTS--30.4%
    550,000,000     Interest in $550,000,000 repurchase agreement 5.220%, dated 7/31/2006 under which J.P. Morgan        550,000,000
                    Securities, Inc. will repurchase U.S. Treasury securities with various maturities to
                    5/15/2013 for $550,079,750 on 8/1/2006. The market value of the underlying securities at the end of the period was $560,603,314.
    175,000,000     Interest in $175,000,000 repurchase agreement 5.200%, dated 7/31/2006 under which Morgan             175,000,000
                    Stanley & Co. will repurchase U.S. Treasury securities with various maturities to 1/15/2008 for $175,025,278 on 8/1/2006. The market value of the underlying securities at the end of the period was $178,501,536.
                    TOTAL REPURCHASE AGREEMENTS                                                                      $   725,000,000
                    TOTAL INVESTMENTS-101.5%                                                                         $ 2,418,974,585
                     (AT AMORTIZED COST)3
                    OTHER ASSETS AND LIABILITIES---NET-(1.5)%                                                        $  (34,687,054)
                    TOTAL NET ASSETS---100%                                                                          $ 2,384,287,531

   1 Floating rate note with current rate and next reset date shown. 2 Discount rate at time of purchase.
   3 Also represents cost for federal tax purposes.


Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATIONS
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.









MTB U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL    DESCRIPTION                                                                                                   VALUE
    AMOUNT
                 U.S. TREASURY--46.9%
                 U.S. TREASURY BILLS--46.9%
  $ 425,000,000  United States Treasury Bills, 4.660% - 5.025%, 8/3/2006 - 12/7/2006                                   $ 421,126,403
                 REPURCHASE AGREEMENTS--53.4%
    200,000,000  Interest in $200,000,000 repurchase agreement 5.220%, dated 7/31/2006 under which J.P. Morgan           200,000,000
                 Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2013 for
                 $200,029,000 on 8/1/2006. The market value of the underlying securities at the end of the period was $203,919,489.
     35,000,000  Interest in $35,000,000 repurchase agreement 5.100%, dated 7/31/2006 under which Goldman Sachs           35,000,000
                 will repurchase a U.S. Treasury security with a maturity of 3/15/2010 for $35,004,958 on 8/1/2006.
                 The market value of the underlying security at the end of the period was $35,673,009.
     30,000,000  Interest in $30,000,000 repurchase agreement 5.160%, dated 7/26/2006 under which Morgan Stanley &        30,000,000
                 Co., Inc. will repurchase a U.S. Treasury security with a maturity of 7/15/2009 for $30,030,100 on
                 8/2/2006. The market value of the underlying security at the end of the period was $30,597,238.
    175,000,000  Interest in $175,000,000 repurchase agreement 5.200%, dated 7/31/2006 under which Morgan Stanley &      175,000,000
                 Co., Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2010 for
                 $175,025,278 on 8/1/2006. The market value of the underlying securities at the end of the period was $178,521,442.
     40,034,000  Interest in $40,034,000 repurchase agreement 4.810%, dated 7/31/2006 under which State Street            40,034,000
                 Corp. will repurchase a U.S. Treasury security with a maturity of 2/15/2013 for $40,039,349 on
                 8/1/2006. The market value of the underlying security at the end of the period was $40,922,167.
                 TOTAL REPURCHASE AGREEMENTS                                                                             480,034,000
                 TOTAL INVESTMENTS - 100.3%                                                                              901,160,403
                 (AT AMORTIZED COST)1
                 OTHER ASSETS AND LIABILITIES - NET - (0.3)%                                                             (3,125,824)
                 TOTAL NET ASSETS - 100%                                                                               $ 898,034,579

   1 Also represents cost for federal tax purposes.

Note:The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATIONS
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.







MTB VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL     DESCRIPTION                                                                                                  VALUE
    AMOUNT
                1 MUNICIPAL BONDS--96.4%
                  DISTRICT OF COLUMBIA--2.8%
                  AIRPORT--2.8%
  $   245,000     Metropolitan Washington, DC Airports Authority, Revenue Bond (Series D), 5.375% (FSA INS),            $    257,696
                  10/1/2018
      335,000     Metropolitan Washington, DC Airports Authority, Revenue Bond (Series D), 5.375% (FSA INS),                 351,418
                  10/1/2019
                  TOTAL AIRPORT                                                                                              609,114
                  TOTAL DISTRICT OF COLUMBIA                                                                                 609,114
                  PUERTO RICO--8.4%
                  FACILITIES--4.9%
    1,000,000     Puerto Rico Public Building Authority, Revenue Bonds (Series G), 5.25%, 7/1/2013                         1,048,860
                  GENERAL--1.2%
      250,000     Puerto Rico Public Finance Corp., Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp.                    263,685
                  INS)/(Original Issue Yield: 5.15%), 8/1/2031
                  GENERAL OBLIGATION--1.0%
      215,000     Commonwealth of Puerto Rico, GO UT (Series A), 5.00% (Original Issue Yield: 5.02%), 7/1/2033               216,804
                  TRANSPORTATION--1.3%
      250,000     Puerto Rico Highway and Transportation Authority, Revenue Bonds (Series W), 5.50% (Original Issue          267,697
                  Yield: 5.62%), 7/1/2013
                  TOTAL PUERTO RICO                                                                                        1,797,046
                  VIRGINIA--85.2%
                  DEVELOPMENT--6.9%
       50,000     Chesterfield County, VA IDA, Revenue Bond, 4.75% (Original Issue Yield: 4.90%), 11/1/2016                   51,616
      705,000     Frederick County, VA IDA, Revenue Bond, 5.00% (AMBAC INS), 12/1/2014                                       751,826
      500,000     Montgomery County, VA IDA, Revenue Bond (Series C), 5.125% (MBIA Insurance Corp. INS)/(Original            521,770
                  Issue Yield: 5.30%), 1/15/2019
      100,000     Virginia Beach, VA Development Authority, Social Services Facility, 5.00% (AMBAC INS)/(Original            103,764
                  Issue Yield: 5.05%), 12/1/2017
       50,000     Virginia Beach, VA Development Authority, Town Center Project Phase I (Series A), 4.25% (Original           50,853
                  Issue Yield: 4.32%), 8/1/2013
                  TOTAL DEVELOPMENT                                                                                        1,479,829
                  EDUCATION-1.2%
      250,000     Alexandria, VA IDA, Revenue Bond, 5.00% (Episcopal High School), 1/1/2029                                  257,695
                  GENERAL--1.2%
      250,000   2 Virginia Beach, VA, Public Improvement (Series B), 5.00%, 5/1/2020                                         267,305
                  GENERAL OBLIGATION--14.9%
      500,000     Alexandria, VA, Public Improvements GO UT Bond, 5.75% (United States Treasury   6/15/2010 @101),           539,945
                  6/15/2014
      350,000     Arlington County, VA, Public Improvement GO UT Bond, 5.25% (United States Treasury PRF 2/1/2012 @          375,193
                  100), 2/1/2015
    1,000,000     Hanover County, VA, GO UT Bond, 5.40% (Original Issue Yield: 5.55%), 7/15/2016                           1,021,270
      500,000     Loudoun County, VA, GO UT Bond (Series B), 5.25%, 12/1/2014                                                547,900
      300,000     Roanoke, VA, GO UT (Series B), 5.00% (FGIC INS), 10/1/2011                                                 316,368
      350,000     Winchester, VA, Public Improvements, 5.625% (State Aid Withholding INS)/(Original Issue Yield:             376,569
                  5.67%), 6/1/2018
                  TOTAL GENERAL OBLIGATION                                                                                 3,177,245
                  HEALTH CARE--2.4%
      500,000     Virginia Beach, VA Development Authority Residential Care Facilities, (Westminster Canterbury),            507,050
                  5.375% (Original Issue Yield: 5.42%), 11/1/2032
                  HIGHER EDUCATION--1.8%
      250,000     Fredericksburg VA IDA, Revenue Bond, 5.35% (Mary Washington College)/(Original Issue Yield:                255,945
                  5.48%), 4/1/2029
      120,000     Henrico County, VA IDA, Revenue Bond, 5.10% (The Collegiate School)/(Original Issue Yield: 5.15%),         122,608
                  10/15/2029
                  TOTAL HIGHER EDUCATION                                                                                     378,553
                  MEDICAL--9.6%
      650,000     Albemarle County, VA IDA, Martha Jefferson Hospital Revenue Bonds, 5.25% (Obligated Group),                687,544
                  10/1/2015
      650,000     Fairfax County, VA IDA, Refunding Revenue Bonds, 5.25% (Inova Health System)/(Original Issue               698,009
                  Yield: 5.35%), 8/15/2019
      230,000     Fairfax County, VA IDA, Revenue Bond, 5.00% (Inova Health System)/(Original Issue Yield: 5.35%),           240,920
                  8/15/2023
      100,000     Fairfax County, VA IDA, Revenue Bonds, 5.00% (Inova Health System)/(FSA INS)/(Original Issue               105,892
                  Yield: 5.30%), 8/15/2013
      250,000     Henrico County, VA EDA, Bon Secours Health System, Inc., Revenue Bond (Series A), 5.60% (Obligated         261,155
                  Group)/(Original Issue Yield: 5.70%), 11/15/2030
       50,000     Virginia Beach, VA Development Authority, 5.125% (Virginia Beach, VA General Hospital)/(AMBAC               53,556
                  INS)/(Original Issue Yield: 5.40%), 2/15/2018
                  TOTAL MEDICAL                                                                                            2,047,076
                  MULTIFAMILY HOUSING--12.1%
      115,000     Alexandria, VA Redevelopment and Housing Authority, Buckingham Village Apts Revenue Bonds, 5.50%           117,409
                  (Pershing Drive Associates LP)/(Original Issue Yield: 5.526%), 1/1/2029
      500,000     Arlington County, VA IDA, Colonial Village Revenue Bond, 5.15% (AHC LP-2), 11/1/2031                       509,190
      350,000     Arlington County, VA IDA, Revenue Bond, 4.85% (Arna Valley View LP), 6/1/2012                              358,712
      580,000     Suffolk, VA Redevelopment & Housing Authority, Revenue Bonds (Series A), 5.60% (Hope Village               603,513
                  Preservation)/(Federal National Mortgage Association LIQ), 2/1/2033
      300,000     Virginia State Housing Development Authority Multi-Family, (Series G), 5.00%, 11/1/2013                    304,908
       80,000     Virginia State Housing Development Authority, (Rental Housing) (Series H), 5.25% (Go of Authority           82,216
                  INS), 11/1/2010
      100,000     Virginia State Housing Development Authority, (Rental Housing) (Series L), 5.35% (HUD Section 236          101,611
                  LIQ)/(Original Issue Yield: 5.375%), 2/1/2009
      500,000     Virginia State Housing Development Authority, Rental Housing (Series N), 5.125% (Go of Authority           514,010
                  INS), 1/1/2015
                  TOTAL MULTIFAMILY HOUSING                                                                                2,591,569
                  POLLUTION--1.0%
      200,000     Chesterfield County, VA IDA, Revenue Bond, 5.875% (Virginia Electric & Power Co.), 6/1/2017                215,284
                  TRANSPORTATION--6.0%
      200,000     Richmond, VA Metropolitan Authority, Refunding Revenue Bonds, 5.25% (FGIC LOC)/(Original Issue             215,804
                  Yield: 5.02%), 7/15/2017
    1,000,000     Virginia Commonwealth Transportation Board, Revenue Bonds, 5.00%, 9/28/2015                              1,077,190
                  TOTAL TRANSPORTATION                                                                                     1,292,994
                  UTILITIES-5.0%
    1,000,000     Southeastern Public Service Authority, VA, Refunding Revenue Bonds, 5.00% (AMBAC LOC)/(Original          1,062,550
                  Issue Yield: 5.07%), 7/1/2015
                  WATER--12.9%
      630,000     Fairfax County, VA Water Authority, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.281%),         651,244
                  4/1/2022
      140,000     Fairfax County, VA Water Authority, Revenue Bond, 5.00% (Original Issue Yield: 5.20%), 4/1/2016            143,837
      770,000     Fairfax County, VA Water Authority, Revenue Bond, 5.80% (Escrowed in U.S. Treasuries                       830,537
                  COL)/(Original Issue Yield: 5.85%), 1/1/2016
      100,000     Fairfax County, VA Water Authority, Revenue Refunding Bonds, 5.00% (Original Issue Yield: 5.22%),          108,175
                  4/1/2021
      500,000     Norfolk, VA Water Revenue, Revenue Bonds, 5.75% (MBIA Insurance Corp. INS)/(Original Issue Yield:          510,735
                  5.95%), 11/1/2012
      500,000     Norfolk, VA Water Revenue, Revenue Bonds, 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield:         510,790
                  6.10%), 11/1/2015
                  TOTAL WATER                                                                                              2,755,318
                  WATER & SEWER -10.2%
      500,000     Prince William County, VA Service Authority Water & Sewer System, Revenue Bonds, 5.50% (FGIC               528,360
                  INS)/(Original Issue Yield: 5.65%), 7/1/2019
    1,000,000     Richmond, VA Public Utility, Revenue Bonds (Series A), 5.25% (Original Issue Yield: 5.27%),              1,024,000
                  1/15/2018
      575,000     Upper Occoquan Sewage Authority, VA, Revenue Bonds (Series A), 5.15% (MBIA Insurance Corp. INS),           626,083
                  7/1/2020
                  TOTAL WATER & SEWER                                                                                      2,178,443
                  TOTAL VIRGINIA                                                                                          18,210,911
                  TOTAL MUNICIPAL BONDS                                                                                   20,617,071
                  (IDENTIFIED COST $20,094,597)
                3 MUTUAL FUND--0.3%
       69,976     Virginia Municipal Cash Trust                                                                               69,976
                  (AT NET ASSET VALUE)
                  TOTAL MUNICIPAL INVESTMENTS --- 96.7%                                                                   20,687,047
                  (IDENTIFIED COST $20,164,573)4
                  OTHER ASSETS AND LIABILITIES --- NET --- 3.3%                                                              700,922
                  TOTAL NET ASSETS --- 100%                                                                             $ 21,387,969

1 Securities that are subject to the federal alternative minimum tax (AMT) represent 17.0% of the portfolio as calculated based upon total market value.

2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, this restricted security amounted to $267,305, which represented 1.2% of total net assets.

3    Affiliated company.

4 At July 31, 2006, the cost of investments for federal tax purposes was $20,164,573. The net unrealized appreciation of investments for federal tax purposes was $522,474. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $576,725 and net unrealized depreciation from investments for those securities having an excess of cost over value of $54,251.

    Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

                 INVESTMENT VALUATION - Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2006, is as follows:

SECURITY                                             ACQUISITION     ACQUISITION
                                                     DATE            COST
Virginia Beach, VA, Public Improvement (Series B),   9/23/2004       $271,391
5.00%, 5/1/2020

The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 EDA   --Economic Development Authority
 FGIC  --Financial Guaranty Insurance Corporation
 FSA   --Financial Security Assurance
 GO    --General Obligation
 IDA   --Industrial Development Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 PRF   --Prerefunded
 UT    --Unlimited Tax












ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MTB GROUP OF FUNDS

BY          /S/ RICHARD N. PADDOCK
                RICHARD N. PADDOCK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        SEPTEMBER 21, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ CHARLES L. DAVIS, JR.
                CHARLES L. DAVIS, JR., PRINCIPAL EXECUTIVE OFFICER


DATE        SEPTEMBER 21, 2006


BY          /S/ RICHARD N. PADDOCK
                RICHARD N. PADDOCK, PRINCIPAL FINANCIAL OFFICER
DATE        SEPTEMBER 21, 2006